September 30, 2001

                                    Taxable
                                    Bond
                                    Portfolios

                                    Annual Report
                                    to Shareholders








 Not FDIC Insured                                   (GRAPHIC APPEARS HERE)
  May Lose Value
No Bank Guarantee                                                  BlackRock
                                                                       Funds
                                                    Pure Investment Style(R)

                                BlackRock Funds

                            TAXABLE BOND PORTFOLIOS

* Low Duration Bond                       * GNMA
* Intermediate Government Bond            * Managed Income
* Intermediate Bond                       * International Bond
* Core Bond Total Return                  * High Yield Bond
* Government Income


                               TABLE OF CONTENTS

SHAREHOLDER LETTER.........................................................  1
PORTFOLIO SUMMARIES
            Low Duration Bond..............................................  2
            Intermediate Government Bond...................................  3
            Intermediate Bond..............................................  4
            Core Bond Total Return.........................................  5
            Government Income..............................................  6
            GNMA...........................................................  7
            Managed Income.................................................  8
            International Bond.............................................  9
            High Yield Bond................................................ 10
            Note on Performance Information................................ 11
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS......................... 12-49
            Intermediate Bond Statement of Assets & Liabilities............ 24
            Core Bond Total Return Statement of Assets & Liabilities....... 30
            Government Income Statement of Assets & Liabilities............ 33
            GNMA Statement of Assets & Liabilities......................... 35
            Managed Income Statement of Assets & Liabilities............... 41
            International Bond Statement of Assets &Liabilities............ 44
            High Yield Bond Statement of Assets & Liabilities.............. 50
PORTFOLIO FINANCIAL STATEMENTS
            Statements of Operations.................................... 52-53
            Statements of Cash Flows.................................... 54-57
            Statements of Changes in Net Assets......................... 58-61
            Financial Highlights........................................ 62-71
NOTES TO FINANCIAL STATEMENTS........................................... 72-85
REPORT OF INDEPENDENT ACCOUNTANTS.......................................... 86


                     PRIVACY PRINCIPLES OF BLACKROCK FUNDS

BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS SHAREHOLDERS AND TO SAFEGUARDING THEIR NONPUBLIC PERSONAL INFORMATION. THE FOLLOWING INFORMATION IS PROVIDED TO HELP YOU UNDERSTAND WHAT PERSONAL INFORMATION BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION, AND WHY IN CERTAIN CASES WE MAY SHARE SUCH INFORMATION WITH SELECT OTHER PARTIES.

BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO ITS SHAREHOLDERS WHO PURCHASE SHARES THROUGH THEIR BROKER-DEALERS. IN THE CASE OF SHAREHOLDERS WHO ARE RECORD OWNERS OF BLACKROCK FUNDS, BLACKROCK FUNDS RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS. WITH RESPECT TO THESE SHAREHOLDERS, BLACKROCK FUNDS ALSO HAS ACCESS TO SPECIFIC INFORMATION REGARDING THEIR TRANSACTIONS IN BLACKROCK FUNDS.

BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS TO ANYONE, EXCEPT AS PERMITTED BY LAW OR AS IS NECESSARY IN ORDER TO SERVICE OUR SHAREHOLDERS' ACCOUNTS (FOR EXAMPLE, TO A TRANSFER AGENT).

BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK EMPLOYEES WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.

                                BlackRock Funds

September 30, 2001

DEAR SHAREHOLDER:

            Enclosed please find the Annual Report for the BlackRock Funds for the 12 months ending September 30, 2001.

            All of us at BlackRock extend our heartfelt sympathy to the victims, friends and families affected by the tragic events of September 11. We are fortunate and grateful to report that all of our employees are safe and our systems are fully operational. We are strongly positioned to continue to serve your investment needs.

            During the past year, economic activity slowed significantly, continuing the downturn which began in March 2000. The terrorist attacks that occurred on September 11 accelerated these declines. Unemployment claims jumped to their highest levels since 1991-1992 and consumer sentiment fell to its lowest level in almost eight years. Industrial production declined for the 12th month in a row.

            As a result, the S&P 500 Index fell 26.62% and the NASDAQ plummeted 59.19%, creating a very difficult environment for equity investors. The BlackRock equity portfolios have not been immune to this sell off. Although this period has been exceedingly challenging, we remain confident in our investment styles and will continue to adhere to our investing disciplines.

            The fixed income markets, on the other hand, have benefited from declining interest rates as the Federal Reserve cut rates by 350 basis points through September 30. During the year, the Lehman Aggregate Index returned 12.95% and the Lehman Municipal Index returned 10.40%. The main exception was the high yield market, which had a return of -5.69% due to increased credit quality concerns in a slowing economy. I am pleased to report that BlackRock's taxable and tax-free fixed income funds performed extremely well in this environment, with many significantly outperforming their peers.

            Looking to the future, there is cause for cautious optimism about the economy. Interest rates and inflation are at their lowest levels in years and the U.S. government is seeking to stimulate the economy through fiscal policies, including both tax relief and aid packages. The effect of these fiscal and monetary stimuli will determine the economy's prospects for a recovery in 2002.

            Despite an immediate future that is not as clear as we might like, we continue to believe that the strategy for investors remains the same as always: establish a long-term investment plan that fits your overall goals and risk tolerance and then stay the course. During this uncertain time, we urge investors to consult with their financial advisors for help in making decisions for their long-term financial plan.

            We thank you for your confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,

/s/ Anne Ackerley
_________________

Anne Ackerley
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                BlackRock Funds

                          LOW DURATION BOND PORTFOLIO

TOTAL NET ASSETS (9/30/01):
         $335.0 MILLION

PERFORMANCE BENCHMARK:
         MERRILL LYNCH 1-3 YEAR TREASURY INDEX

INVESTMENT APPROACH:
         SEEKS A RATE OF RETURN THAT EXCEEDS THE TOTAL RETURN OF ITS BENCHMARK BY INVESTING PRIMARILY IN INVESTMENT GRADE SECURITIES WITH MATURITIES FROM 1 TO 5 YEARS. THE PORTFOLIO MAY ALSO INVEST UP TO 20% OF ITS ASSETS IN DEBT SECURITIES OF FOREIGN ISSUERS AND UP TO 20% IN BELOW INVESTMENT GRADE SECURITIES RATED B OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

         o OVER THE COURSE OF THE YEAR, THE TREASURY YIELD CURVE STEEPENED SIGNIFICANTLY AS THE BOND MARKET RALLIED IN RESPONSE TO THE SLOWING U.S. ECONOMY AND THE AGGRESSIVE INTEREST RATE CUTS BY THE FEDERAL RESERVE. TREASURY YIELDS ON THE SHORT-END OF THE YIELD CURVE FELL SHARPLY FROM A 5.97% YIELD ON 2-YEAR TREASURIES AS OF SEPTEMBER 30, 2000 TO A 2.85% YIELD ON SEPTEMBER 30, 2001 IN REACTION TO THE FEDERAL RESERVE CUTTING SHORT-TERM RATES BY 350 BASIS POINTS.

         o THE PORTFOLIO'S UNDERWEIGHT IN TREASURIES HURT PERFORMANCE AS TREASURIES AT THE SHORT-END OF THE YIELD CURVE RALLIED IN RESPONSE TO 350 BPS OF EASING BY THE FEDERAL RESERVE AND A TROUBLED ECONOMY.

         o THE PORTFOLIO IS OVERWEIGHT MORTGAGES AND ASSET-BACKED SECURITIES VERSUS THE INDEX, AS WE BELIEVE THAT THEY OFFER ATTRACTIVE TOTAL RETURN OPPORTUNITIES.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LOW DURATION BOND
  PORTFOLIO AND THE MERRILL 1-3 YEARTREASURY INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.


                             (GRAPHIC APPEARS HERE)


          EDGAR representation of plot points used in printed graphic

                                                                                                     Merrill
               Institutional    Service    Investor     Investor      Investor     BlackRock         1-3 Year
                   Class         Class     A Class      B Class        C Class       Class        Treasury Index
               _____________    _______    ________     ________      ________     _________      ______________
July 17, 1992    $10,000        $10,000   $ 9,700      $10,000        $10,000       $10,000           $10,000
Sep-92            10,079         10,079     9,777       10,079         10,079        10,079            10,288
Dec-92            10,137         10,137     9,833       10,137         10,137        10,137            10,595
Mar-93            10,295         10,295     9,986       10,295         10,295        10,295            10,614
Jun-93            10,468         10,468    10,154       10,468         10,468        10,468            10,848
Sep-93            10,620         10,620    10,302       10,620         10,620        10,620            10,965
Dec-93            10,711         10,711    10,390       10,711         10,711        10,711            11,122
Mar-94            10,691         10,691    10,370       10,691         10,691        10,691            11,188
Jun-94            10,713         10,713    10,391       10,713         10,713        10,713            11,132
Sep-94            10,837         10,837    10,512       10,837         10,837        10,837            11,141
Dec-94            10,860         10,860    10,534       10,860         10,860        10,860            11,251
Mar-95            11,214         11,214    10,878       11,214         11,214        11,214            11,251
Jun-95            11,521         11,521    11,175       11,521         11,521        11,521            11,629
Sep-95            11,767         11,767    11,414       11,767         11,767        11,767            12,002
Dec-95            12,001         12,001    11,641       12,001         12,001        12,001            12,182
Mar-96            12,023         12,009    11,644       12,004         12,004        12,023            12,489
Jun-96            12,149         12,125    11,752       12,115         12,115        12,149            12,531
Sep-96            12,347         12,313    11,929       12,298         12,298        12,347            12,657
Dec-96            12,610         12,565    12,168       12,537         12,537        12,610            12,866
Mar-97            12,668         12,614    12,210       12,556         12,556        12,668            13,110
Jun-97            12,938         12,876    12,459       12,789         12,789        12,938            13,197
Sep-97            13,196         13,122    12,692       13,003         13,003        13,199            13,487
Dec-97            13,370         13,286    12,845       13,135         13,135        13,379            13,752
Mar-98            13,588         13,492    13,039       13,309         13,309        13,602            13,983
Jun-98            13,808         13,699    13,235       13,483         13,483        13,828            14,197
Sep-98            14,156         14,035    13,552       13,781         13,781        14,182            14,634
Dec-98            14,256         14,125    13,634       13,838         13,838        14,288            14,745
Mar-99            14,425         14,280    13,778       13,958         13,958        14,461            14,834
Jun-99            14,521         14,366    13,854       14,008         14,008        14,564            14,918
Sep-99            14,709         14,541    14,016       14,146         14,146        14,758            15,106
Dec-99            14,835         14,656    14,120       14,209         14,209        14,876            15,197
Mar-00            15,029         14,836    14,288       14,351         14,351        15,077            15,387
Jun-00            15,273         15,065    14,502       14,555         14,539        15,327            15,651
Sep-00            15,635         15,410    14,829       14,855         14,839        15,696            15,980
Dec-00            16,063         15,820    15,217       15,216         15,200        16,133            16,412
Mar-01            16,507         16,244    15,634       15,589         15,572        16,600            16,864
Jun-01            16,695         16,416    15,778       15,718         15,686        16,780            17,063
Sep-01            17,232         16,931    16,267       16,176         16,158        17,327            17,640


                      For period ending September 30, 2001

                          Average Annual Total Return

                                           1 Year       3 Year        5 Year       From Inception
                                           ______       ______        ______      ________________
   BlackRock Class                         10.38%       6.90%         7.01%             6.15%
   Institutional Class                     10.21%       6.77%         6.90%             6.09%
   Service Class                            9.88%       6.45%         6.58%             5.89%
   Investor A Class (Load Adjusted)         6.45%       5.20%         5.75%             5.42%
   Investor A Class (NAV)                   9.70%       6.27%         6.40%             5.77%
   Investor B Class (Load Adjusted)         4.39%       4.43%         5.31%             5.36%
   Investor B Class (NAV)                   8.89%       5.49%         5.63%             5.36%
   Investor C Class (Load Adjusted)         7.89%       5.49%         5.63%             5.36%
   Investor C Class (NAV)                   8.89%       5.49%         5.63%             5.36%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 7/17/92; Service, 1/12/96; Investor A Shares, 1/12/96; Investor B Shares, 11/18/96; Investor C Shares, 2/24/97; and BlackRock Shares, 6/3/97. See "Note on Performance Information" on page 11 for further information on how performance data was calculated.


             Past performance is not predictive of future results.

                                BlackRock Funds

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO


TOTAL NET ASSETS (9/30/01):
         $360.9 MILLION

PERFORMANCE BENCHMARK:
         LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX

INVESTMENT APPROACH:
         SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR RATED AAA BY A MAJOR RATING AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 2 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

         o OVER THE COURSE OF THE YEAR, THE TREASURY YIELD CURVE STEEPENED SIGNIFICANTLY AS THE BOND MARKET RALLIED IN RESPONSE TO THE SLOWING U.S. ECONOMY AND THE AGGRESSIVE INTEREST RATE CUTS BY THE FEDERAL RESERVE. TREASURY YIELDS ON THE SHORT-END OF THE YIELD CURVE FELL SHARPLY FROM A 5.97% YIELD ON 2-YEAR TREASURIES AS OF SEPTEMBER 30, 2000 TO A 2.85% YIELD ON SEPTEMBER 30, 2001 IN REACTION TO THE FEDERAL RESERVE CUTTING SHORT-TERM RATES BY 350 BASIS POINTS. DURING THE PERIOD, THE YIELD ON THE 10-YEAR TREASURY FELL FROM 5.82% ON SEPTEMBER 30, 2000 TO 4.59% ON SEPTEMBER 30, 2001.

         o THE PORTFOLIO WAS OVERWEIGHT MORTGAGE PASS-THROUGH SECURITIES THROUGHOUT THE PERIOD IN ORDER TO CAPITALIZE ON THE SECTOR'S RELATIVE VALUE. THIS HURT THE PORTFOLIO'S PERFORMANCE AS TREASURIES RALLIED DUE TO A FLIGHT TO QUALITY BY INVESTORS IN THE FACE OF ECONOMIC SLOWDOWN. THE PORTFOLIO BENEFITED FROM ITS OVERWEIGHT IN ASSET-BACKED SECURITIES OVER THE COURSE OF THE PERIOD.

         o THE BOND MARKET HAS TRADITIONALLY MOVED INVERSELY TO THE EQUITY MARKET. SINCE EQUITIES CONTINUE TO SHOW SIGNS OF A SLOWDOWN, WE ARE POSITIVE IN OUR OUTLOOK FOR THE BOND MARKET. WE WILL CONTINUE TO HAVE A VERY UNDERWEIGHT POSITION IN TREASURIES RELATIVE TO THE BENCHMARK AS TREASURY YIELDS CONTINUE TO FALL DUE TO FURTHER FEDERAL RESERVE EASING AND AN ANTICIPATION OF INCREASED SUPPLY IN ORDER TO RAISE CAPITAL TO SUPPORT PROGRAMS IMPLEMENTED AS A RESULT OF THE TRAGIC EVENTS THAT OCCURRED ON SEPTEMBER 11, 2001.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE GOVERNMENT BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX
                  FROM INCEPTION AND AT EACH FISCAL YEAR END.



                             (GRAPHIC APPEARS HERE)


          EDGAR representation of plot points used in printed graphic



               Institutional    Service    Investor     Investor      Investor     Lehman Intermediate
                   Class         Class     A Class      B Class        C Class      Government Index
               _____________    _______    ________     ________      ________     ____________________
April 20, 1992    $10,000      $10,000      $ 9,600     $10,000       $10,000          $10,000
Jun-92             10,276       10,276        9,865      10,276        10,276           10,000
Sep-92             10,714       10,714       10,286      10,714        10,714           10,746
Dec-92             10,626       10,626       10,201      10,626        10,626           10,746
Mar-93             10,986       10,986       10,547      10,986        10,986           10,746
Jun-93             11,218       11,218       10,769      11,218        11,218           10,746
Sep-93             11,452       11,448       10,990      11,448        11,448           11,567
Dec-93             11,454       11,447       10,984      11,442        11,442           11,567
Mar-94             11,181       11,166       10,715      11,161        11,161           11,567
Jun-94             11,043       11,022       10,576      11,016        11,016           11,567
Sep-94             11,097       11,070       10,621      11,063        11,063           11,393
Dec-94             11,070       11,036       10,589      11,030        11,030           11,383
Mar-95             11,567       11,524       11,057      11,517        11,517           11,857
Jun-95             12,056       12,002       11,515      11,995        11,995           12,411
Sep-95             12,239       12,173       11,680      12,166        12,166           12,605
Dec-95             12,597       12,520       12,022      12,523        12,523           13,026
Mar-96             12,531       12,445       11,933      12,430        12,430           12,919
Jun-96             12,607       12,511       11,991      12,491        12,491           13,006
Sep-96             12,831       12,723       12,190      12,698        12,698           13,229
Dec-96             13,153       13,033       12,482      12,981        12,981           13,535
Mar-97             13,150       13,021       12,464      12,938        12,938           13,531
Jun-97             13,517       13,375       12,797      13,260        13,260           13,910
Sep-97             13,867       13,711       13,112      13,561        13,561           14,266
Dec-97             14,170       14,000       13,383      13,816        13,816           14,581
Mar-98             14,381       14,197       13,567      13,979        13,979           14,800
Jun-98             14,657       14,460       13,811      14,204        14,204           15,075
Sep-98             15,230       15,014       14,334      14,714        14,714           15,779
Dec-98             15,250       15,021       14,336      14,688        14,688           15,819
Mar-99             15,276       15,035       14,343      14,667        14,667           15,776
Jun-99             15,195       14,945       14,251      14,546        14,546           15,746
Sep-99             15,344       15,081       14,375      14,644        14,644           15,907
Dec-99             15,376       15,100       14,402      14,630        14,744           16,069
Mar-00             15,626       15,334       14,604      14,823        14,939           16,331
Jun-00             15,897       15,587       14,854      15,033        15,151           16,628
Sep-00             16,350       16,019       15,259      15,415        15,536           17,074
Dec-00             16,953       16,597       15,802      15,936        16,061           17,752
Mar-01             17,496       17,117       16,289      16,398        16,527           18,284
Jun-01             17,567       17,175       16,353      16,431        16,560           18,361
Sep-01             18,458       18,032       17,177      17,195        17,330           19,273



                      For period ending September 30, 2001

                          Average Annual Total Return

                                           1 Year       3 Year        5 Year       From Inception
                                           ______       ______        ______      ________________
   Institutional Class                     12.90%       6.62%         7.54%            6.70%
   Service Class                           12.56%       6.30%         7.22%            6.44%
   Investor A Class (Load Adjusted)         8.10%       4.77%         6.23%            5.89%
   Investor A Class (NAV)                  12.57%       6.22%         7.10%            6.35%
   Investor B Class (Load Adjusted)         7.05%       4.27%         5.94%            5.91%
   Investor B Class (NAV)                  11.55%       5.33%         6.26%            5.91%
   Investor C Class (Load Adjusted)        10.55%       5.33%         6.26%            5.91%
   Investor C Class (NAV)                  11.55%       5.33%         6.26%            5.91%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/20/92; Investor A Shares, 5/11/92; Service Shares, 7/29/93; Investor C Shares, 10/8/96; and Investor B Shares, 10/11/96. See "Note on Performance Information" on page 11 for further information on how performance data was calculated.


             Past performance is not predictive of future results.

                                BlackRock Funds

                          INTERMEDIATE BOND PORTFOLIO

TOTAL NET ASSETS (9/30/01):
         $1.1 BILLION

PERFORMANCE BENCHMARK:
         LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX

INVESTMENT APPROACH:
         SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 2 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

         o OVER THE COURSE OF THE YEAR, THE TREASURY YIELD CURVE STEEPENED SIGNIFICANTLY AS THE BOND MARKET RALLIED IN RESPONSE TO THE SLOWING U.S. ECONOMY AND THE AGGRESSIVE INTEREST RATE CUTS BY THE FEDERAL RESERVE. TREASURY YIELDS ON THE SHORT-END OF THE YIELD CURVE FELL SHARPLY FROM A 5.97% YIELD ON 2-YEAR TREASURIES AS OF SEPTEMBER 30, 2000 TO A 2.85% YIELD ON SEPTEMBER 30, 2001 IN REACTION TO THE FEDERAL RESERVE CUTTING SHORT-TERM RATES BY 350 BASIS POINTS. DURING THE PERIOD, THE YIELD ON THE 10-YEAR TREASURY FELL FROM 5.82% ON SEPTEMBER 30, 2000 TO 4.59% ON SEPTEMBER 30, 2001.

         o FOR THE PERIOD, THE PORTFOLIO WAS POSITIONED WITH OVERWEIGHTS IN MORTGAGES AND ASSET-BACKED SECURITIES. THE PORTFOLIO INCREASED ITS CORPORATE EXPOSURE OVER THE PERIOD BY ADDING HIGH QUALITY ISSUES. WE WILL, HOWEVER, MAINTAIN AN UNDERWEIGHT IN CORPORATES AS THE ECONOMY IS AILING AND UNCERTAINTY IS HIGH.

         o THE PORTFOLIO'S PERFORMANCE BENEFITED FROM THE PERFORMANCE OF TREASURY INFLATED PROTECTED SECURITIES (TIPS) AS DEMAND FOR TIPS ROSE DURING THE YEAR AS INVESTORS FLOCKED TO HIGHER QUALITY SECURITIES.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE BOND
  PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END.


                             (GRAPHIC APPEARS HERE)


          EDGAR representation of plot points used in printed graphic


                                                                                                 Lehman Brothers
                                                                                                   Intermediate
               Institutional    Service    Investor     Investor      Investor     BlackRock    Government/Credit
                   Class         Class     A Class      B Class        C Class       Class            Index
               _____________    _______    ________     ________      ________     _________    __________________
Sept. 17, 1993   $10,000       $10,000    $ 9,600      $10,000        $10,000      $10,000            $10,000
Dec-93             9,954         9,945      9,610        9,945          9,945        9,954             10,037
Mar-94             9,675         9,660      9,547        9,660          9,660        9,675              9,833
Jun-94             9,592         9,572      9,274        9,572          9,572        9,592              9,774
Sep-94             9,655         9,628      9,188        9,626          9,626        9,655              9,854
Dec-94             9,644         9,611      9,241        9,610          9,610        9,644              9,843
Mar-95            10,044        10,003      9,225       10,002         10,002       10,044             10,274
Jun-95            10,498        10,447      9,601       10,441         10,441       10,498             10,788
Sep-95            10,696        10,636     10,023       10,620         10,620       10,696             10,965
Dec-95            11,051        10,983     10,194       10,965         10,965       11,051             11,349
Mar-96            10,966        10,890     10,526       10,878         10,878       10,966             11,255
Jun-96            11,046        10,962     10,442       10,945         10,945       11,046             11,325
Sep-96            11,241        11,147     10,506       11,125         11,125       11,241             11,526
Dec-96            11,527        11,422     10,679       11,394         11,394       11,527             11,809
Mar-97            11,522        11,408     10,938       11,375         11,375       11,522             11,247
Jun-97            11,863        11,737     10,920       11,712         11,712       11,863             11,579
Sep-97            12,184        12,047     11,243       12,016         12,016       12,184             11,891
Dec-97            12,403        12,255     11,534       12,217         12,217       12,403             12,145
Mar-98            12,601        12,440     11,728       12,391         12,391       12,601             12,334
Jun-98            12,825        12,652     11,923       12,573         12,573       12,825             12,566
Sep-98            13,257        13,070     12,310       12,958         12,958       13,262             13,130
Dec-98            13,282        13,084     12,319       12,942         12,942       13,293             13,168
Mar-99            13,354        13,146     12,372       12,973         12,973       13,370             13,143
Jun-99            13,298        13,090     12,305       12,880         12,880       13,319             13,092
Sep-99            13,403        13,214     12,418       12,991         12,991       13,428             13,212
Dec-99            13,414        13,214     12,413       12,961         12,961       13,581             13,219
Mar-00            13,642        13,429     12,596       13,142         13,142       13,818             13,417
Jun-00            13,889        13,663     12,810       13,339         13,339       14,073             13,644
Sep-00            14,325        14,082     13,212       13,717         13,733       14,521             14,037
Dec-00            14,850        14,589     13,682       14,193         14,209       15,075             14,556
Mar-01            15,358        15,076     14,134       14,619         14,634       15,579             15,049
Jun-01            15,447        15,153     14,185       14,660         14,675       15,676             15,150
Sep-01            16,218        15,897     14,876       15,346         15,344       16,464             15,847



                             (GRAPHIC APPEARS HERE)


          EDGAR representation of plot points used in printed graphic


                      For period ending September 30, 2001

                          Average Annual Total Return

                                           1 Year       3 Year        5 Year       From Inception
                                           ______       ______        ______      ________________
   BlackRock Class                         13.39%        7.11%        7.72%             6.27%
   Institutional Class                     13.22%        6.96%        7.61%             6.20%
   Service Class                           12.89%        6.64%        7.29%             5.89%
   Investor A Class (Load Adjusted)         8.09%        4.98%        6.22%             5.21%
   Investor A Class (NAV)                  12.58%        6.42%        7.09%             5.75%
   Investor B Class (Load Adjusted)         7.37%        4.61%        6.23%             5.41%
   Investor B Class (NAV)                  11.87%        5.67%        6.54%             5.41%
   Investor C Class (Load Adjusted)        10.74%        5.67%        6.54%             5.41%
   Investor C Class (NAV)                  11.74%        5.67%        6.54%             5.41%


The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 9/17/93; Service Shares, 9/23/93; Investor A Shares, 5/20/94; Investor B Shares, 2/5/98; BlackRock Shares, 5/1/98 and Investor C Shares, 10/16/98. See "Note on Performance Information" on page 11 for further information on how performance data was calculated.


             Past performance is not predictive of future results.

                                BlackRock Funds

                        CORE BOND TOTAL RETURN PORTFOLIO

TOTAL NET ASSETS (9/30/01):
         $1.8 BILLION

PERFORMANCE BENCHMARK:
         LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
         SEEKS A TOTAL RETURN THAT EXCEEDS THE TOTAL RETURN OF ITS BENCHMARK BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

         o OVER THE COURSE OF THE YEAR, THE TREASURY YIELD CURVE STEEPENED SIGNIFICANTLY AS THE BOND MARKET RALLIED IN RESPONSE TO THE SLOWING U.S. ECONOMY AND THE AGGRESSIVE INTEREST RATE CUTS BY THE FEDERAL RESERVE. TREASURY YIELDS ON THE SHORT-END OF THE YIELD CURVE FELL SHARPLY FROM A 5.97% YIELD ON 2-YEAR TREASURIES AS OF SEPTEMBER 30, 2000 TO A 2.85% YIELD ON SEPTEMBER 30, 2001 IN REACTION TO THE FEDERAL RESERVE CUTTING SHORT-TERM RATES BY 350 BASIS POINTS. DURING THE PERIOD, THE YIELD ON THE 10-YEAR TREASURY FELL FROM 5.82% ON SEPTEMBER 30, 2000 TO 4.59% ON SEPTEMBER 30, 2001.

         o THROUGHOUT THE YEAR, THE PORTFOLIO MAINTAINED AN OVERWEIGHT POSITION VERSUS THE INDEX IN SPREAD SECTORS, PARTICULARLY THE MORTGAGE, ASSET-BACKED, AND COMMERCIAL MORTGAGE-BACKED SECURITY (CMBS) SECTORS, WHICH OFFERED ATTRACTIVE YIELDS AND TOTAL RETURN OPPORTUNITIES. MOST OF THE PORTFOLIO'S SECURITIES IN THE MORTGAGE SECTOR ARE SEASONED IN ORDER TO PROTECT THE PORTFOLIO FROM SOME PREPAYMENT RISK. CURRENTLY, THE PORTFOLIO IS UNDERWEIGHT TREASURIES AND CORPORATES VERSUS THE INDEX. WE WILL MAINTAIN AN UNDERWEIGHT IN CORPORATES AS THE ECONOMY CONTINUES TO SLOW AND UNCERTAINTY REMAINS HIGH.

         o THE BOND MARKET HAS TRADITIONALLY MOVED INVERSELY TO THE EQUITY MARKET. SINCE EQUITIES CONTINUE TO SHOW SIGNS OF A SLOWDOWN, WE ARE POSITIVE IN OUR OUTLOOK FOR THE BOND MARKET. WE WILL CONTINUE TO HAVE A VERY UNDERWEIGHT POSITION IN TREASURIES RELATIVE TO THE BENCHMARK AS TREASURY YIELDS CONTINUE TO FALL DUE TO FURTHER FEDERAL RESERVE EASING AND AN ANTICIPATION OF INCREASED SUPPLY IN ORDER TO RAISE CAPITAL TO SUPPORT PROGRAMS IMPLEMENTED AS A RESULT OF THE TRAGIC EVENTS THAT OCCURRED ON SEPTEMBER 11, 2001.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CORE BOND TOTAL RETURN PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT
                             EACH FISCAL YEAR END.



                             (GRAPHIC APPEARS HERE)


          EDGAR representation of plot points used in printed graphic


                                                                                                  Lehman
               Institutional    Service    Investor     Investor      Investor     BlackRock    Aggregate
                   Class         Class     A Class      B Class        C Class       Class        Index
               _____________    _______    ________     ________      ________     _________    __________
December 9, 1992  $10,000      $10,000     $ 9,600      $10,000       $10,000      $10,000       $10,000
Dec-92             10,033       10,033       9,631       10,033        10,033       10,033        10,192
Mar-93             10,416       10,416       9,999       10,416        10,416       10,416        10,487
Jun-93             10,688       10,688      10,261       10,688        10,688       10,688        10,751
Sep-93             11,021       11,021      10,581       11,021        11,021       11,021        11,010
Dec-93             11,005       11,005      10,565       11,005        11,005       11,005        11,123
Mar-94             10,715       10,715      10,286       10,715        10,715       10,715        10,574
Jun-94             10,612       10,612      10,188       10,612        10,612       10,612        10,760
Sep-94             10,695       10,695      10,267       10,695        10,695       10,695        10,605
Dec-94             10,749       10,749      10,319       10,749        10,749       10,749        10,866
Mar-95             11,269       11,269      10,818       11,269        11,269       11,269        11,349
Jun-95             11,931       11,931      11,453       11,931        11,931       11,931        11,848
Sep-95             12,166       12,166      11,680       12,166        12,166       12,166        12,265
Dec-95             12,703       12,703      12,195       12,703        12,703       12,703        12,707
Mar-96             12,405       12,399      11,900       12,396        12,396       12,405        12,329
Jun-96             12,473       12,466      11,957       12,432        12,432       12,473        12,503
Sep-96             12,722       12,706      12,182       12,642        12,642       12,722        12,980
Dec-96             13,157       13,134      12,584       13,035        13,035       13,157        13,120
Mar-97             13,121       13,088      12,534       12,940        12,940       13,121        13,007
Jun-97             13,563       13,523      13,026       13,604        13,604       13,564        13,484
Sep-97             14,002       13,950      13,432       14,003        14,003       14,009        13,932
Dec-97             14,348       14,283      13,748       14,305        14,305       14,360        14,342
Mar-98             14,580       14,503      13,954       14,493        14,493       14,599        14,562
Jun-98             14,926       14,836      14,268       14,791        14,791       14,950        14,903
Sep-98             15,483       15,377      14,783       15,297        15,297       15,514        15,534
Dec-98             15,520       15,403      14,801       15,287        15,287       15,557        15,586
Mar-99             15,498       15,371      14,762       15,219        15,219       15,542        15,507
Jun-99             15,346       15,220      14,600       15,024        15,020       15,353        15,370
Sep-99             15,457       15,319      14,687       15,086        15,081       15,469        15,475
Dec-99             15,423       15,275      14,637       15,008        15,003       15,443        15,433
Mar-00             15,808       15,646      14,986       15,338        15,333       15,837        15,774
Jun-00             16,080       15,902      15,209       15,537        15,532       16,115        16,047
Sep-00             16,582       16,388      15,684       15,992        15,988       16,625        16,530
Dec-00             17,307       17,092      16,350       16,624        16,637       17,358        17,226
Mar-01             17,824       17,590      16,836       17,088        17,082       17,882        17,750
Jun-01             17,845       17,597      16,836       17,055        17,067       17,911        17,849
Sep-01             18,745       18,469      17,662       17,862        17,873       18,820        18,672



                             (GRAPHIC APPEARS HERE)


          EDGAR representation of plot points used in printed graphic


                      For period ending September 30, 2001

                          Average Annual Total Return


                                           1 Year       3 Year        5 Year       From Inception
                                           ______       ______        ______      ________________
   BlackRock Class                         13.21%       6.74%         8.20%            7.47%
   Institutional Class                     13.04%       6.58%         8.06%            7.39%
   Service Class                           12.71%       6.27%         7.74%            7.19%
   Investor A Class (Load Adjusted)         8.12%       4.69%         6.70%            6.59%
   Investor A Class (NAV)                  12.63%       6.12%         7.57%            7.09%
   Investor B Class (Load Adjusted)         7.19%       4.24%         6.44%            6.57%
   Investor B Class (NAV)                  11.69%       5.30%         6.75%            6.57%
   Investor C Class (Load Adjusted)        10.80%       5.34%         6.77%            6.58%
   Investor C Class (NAV)                  11.80%       5.34%         6.77%            6.58%


The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 12/9/92; Service Shares, 1/12/96; Investor A Shares, 1/31/96; Investor B Shares, 3/18/96; Investor C Shares, 2/28/97; and BlackRock Shares, 5/1/97. See "Note on Performance Information" on page 11 for further information on how performance data was calculated.


             Past performance is not predictive of future results.

                                BlackRock Funds

                          GOVERNMENT INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/01):
         $45.6 MILLION

PERFORMANCE BENCHMARK:
         LEHMAN BROTHERS MORTGAGE/MERRILL LYNCH 10-YEAR TREASURY INDEX

INVESTMENT APPROACH:
         SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR RATED AAA BY A MAJOR RATING AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 10 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

         o FOR THE PERIOD, THE TREASURY YIELD CURVE STEEPENED SIGNIFICANTLY AS THE BOND MARKET RALLIED IN RESPONSE TO THE SLOWING U.S. ECONOMY AND THE AGGRESSIVE INTEREST RATE CUTS BY THE FEDERAL RESERVE. TREASURY YIELDS ON THE SHORT-END OF THE YIELD CURVE FELL SHARPLY IN REACTION TO THE FEDERAL RESERVE CUTTING SHORT-TERM INTEREST RATES BY 350 BASIS POINTS. DURING THE PERIOD, THE YIELD ON THE 10-YEAR TREASURY WENT FROM 5.82% ON SEPTEMBER 30, 2000 TO 4.59% ON SEPTEMBER 30, 2001.

         o THE PORTFOLIO MAINTAINED AN OVERWEIGHT IN MORTGAGE PASS-THROUGH SECURITIES THAT ALLOWED IT TO CAPITALIZE ON THE RELATIVE VALUE IN THE MORTGAGE SECTOR. THE PORTFOLIO'S UNDERWEIGHT IN TREASURIES HURT THE PORTFOLIO'S PERFORMANCE AS TREASURIES RALLIED DUE TO A FLIGHT TO QUALITY BY INVESTORS DURING THE ECONOMIC SLOWDOWN. THE PORTFOLIO ALSO BENEFITED FROM ITS OVERWEIGHT IN ASSET-BACKED SECURITIES.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GOVERNMENT INCOME PORTFOLIO AND THE LEHMAN BROTHERS MORTGAGE INDEX/MERRILL LYNCH 10-YEAR TREASURY
               INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.



                             (GRAPHIC APPEARS HERE)


          EDGAR representation of plot points used in printed graphic


                                                           Lehman Brothers
                                                           Mortgage Index/
                  Investor      Investor    Investor      Merrill Lynch 10 Year
                   A Class       B Class     C Class        Treasury Index
                   _______       _______     _______     _____________________
October 3, 1994    $ 9,550      $10,000     $10,000             $10,000
Dec-94               9,541        9,975       9,975              10,037
Mar-95              10,024       10,462      10,462              10,588
Jun-95              10,718       11,168      11,168              11,335
Sep-95              10,912       11,350      11,350              11,537
Dec-95              11,353       11,793      11,793              12,059
Mar-96              11,132       11,536      11,536              11,779
Jun-96              11,156       11,540      11,540              11,887
Sep-96              11,393       11,766      11,766              12,108
Dec-96              11,740       12,101      12,101              12,497
Mar-97              11,713       12,052      12,052              12,368
Jun-97              12,171       12,499      12,499              12,502
Sep-97              12,588       12,904      12,904              12,906
Dec-97              12,975       13,277      13,277              13,212
Mar-98              13,182       13,464      13,464              13,410
Jun-98              13,510       13,774      13,774              13,641
Sep-98              13,988       14,235      14,235              14,002
Dec-98              14,012       14,233      14,233              13,281
Mar-99              13,894       14,086      14,086              13,132
Jun-99              13,693       13,855      13,855              12,889
Sep-99              13,793       13,930      13,930              12,973
Dec-99              13,696       13,531      13,807              12,842
Mar-00              13,992       13,522      14,079              13,188
Jun-00              14,299       13,792      14,361              13,432
Sep-00              14,812       14,118      14,835              13,786
Dec-00              15,538       14,783      15,550              14,509
Mar-01              15,980       15,177      15,948              14,843
Jun-01              15,944       15,113      15,881              14,754
Sep-01              17,055       16,138      16,943              15,589



                      For period ending September 30, 2001

                           Average Annual Total Return

                                           1 Year       3 Year        5 Year       From Inception
                                           ______       ______        ______      ________________
   Investor A Class (Load Adjusted)         9.99%       5.20%         7.41%             7.93%
   Investor A Class (NAV)                  15.14%       6.82%         8.40%             8.64%
   Investor B Class (Load Adjusted)         9.80%       4.99%         7.30%             7.85%
   Investor B Class (NAV)                  14.30%       6.04%         7.60%             7.85%
   Investor C Class (Load Adjusted)        13.21%       5.97%         7.55%             7.81%
   Investor C Class (NAV)                  14.21%       5.97%         7.55%             7.81%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Investor A Shares, 10/3/94; Investor B Shares, 10/3/94; and Investor C Shares, 2/28/97. See "Note on Performance Information" on page 11 for further information on how performance data was calculated.


             Past performance is not predictive of future results.

                                BlackRock Funds

                                 GNMA PORTFOLIO

TOTAL NET ASSETS (9/30/01):
         $127.6 MILLION

PERFORMANCE BENCHMARK:
         LEHMAN GNMA INDEX

INVESTMENT APPROACH:
         SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED BY THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMAS"), AS WELL AS OTHER U.S. GOVERNMENT SECURITIES IN THE 5 TO 10 YEAR MATURITY RANGE.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

         o OVER THE COURSE OF THE PAST YEAR, THE FEDERAL RESERVE HAS HAD A SIGNIFICANT IMPACT ON STEEPENING THE YIELD CURVE. THE FED HAS AGGRESSIVELY CUT INTEREST RATES EIGHT TIMES SINCE JANUARY 3, 2001, FOR A TOTAL OF 350 BASIS POINTS.

         o THE YEAR HAS SEEN MANUFACTURING SINK TO RECESSIONARY LEVELS AND CONSUMER CONFIDENCE HAS DROPPED DRASTICALLY AS WELL. IN THE WAKE OF ECONOMIC SLOWDOWN, GNMAs, AS WELL AS OTHER AGENCIES, HAVE HELD UP QUITE WELL AS TREASURY SUBSTITUTES AND HAVE HAD INCREASED FOREIGN DEMAND.

         o MORTGAGES HAVE LAGGED OTHER SPREAD PRODUCTS WITH RESPECT TO PERFORMANCE, BUT HAVE OUTPACED TREASURIES. SIGNIFICANT REFINANCING AND THE POTENTIAL PRIVATIZATION OF FNMA AND FHLMC HAVE PROVEN TO BE UNSETTLING TO THE MARKET.

         o THE PORTFOLIO IS CURRENTLY UNDERWEIGHT TREASURIES RELATIVE TO THE BENCHMARK AS LITTLE ADVANTAGE IS ANTICIPATED IN THIS ASSET CLASS. WE REMAIN BULLISH ON MORTGAGES, AS WE BELIEVE THAT THEY ARE ATTRACTIVE VERSUS OTHER HIGH QUALITY SPREAD PRODUCTS.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GNMA PORTFOLIO AND
       THE LEHMAN GNMA INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.


                             (GRAPHIC APPEARS HERE)


          EDGAR representation of plot points used in printed graphic

                                                                                    Lehman
               Institutional    Service    Investor     Investor      Investor      GNMA
                   Class         Class     A Class      B Class        C Class      Index
               _____________    _______    ________     ________      ________     ________
September 1, 1986 $10,000      $10,000    $ 9,550       $10,000       $10,000      $10,000
Dec-86             10,296       10,289      9,822        10,265        10,265       10,357
Mar-87             10,411       10,396      9,919        10,348        10,348       10,588
Jun-87             10,251       10,228      9,756        10,158        10,158       10,450
Sep-87             10,265       10,234      9,757        10,141        10,141       10,191
Dec-87             10,407       10,368      9,880        10,250        10,250       10,801
Mar-88             10,684       10,636     10,132        10,491        10,491       11,256
Jun-88             10,883       10,826     10,308        10,654        10,654       11,461
Sep-88             11,009       10,943     10,415        10,744        10,744       11,719
Dec-88             11,149       11,074     10,536        10,848        10,848       11,754
Mar-89             11,192       11,109     10,564        10,857        10,857       11,888
Jun-89             11,633       11,537     10,967        11,250        11,250       12,865
Sep-89             11,673       11,569     10,992        11,255        11,255       13,052
Dec-89             12,063       11,947     11,347        11,596        11,596       13,597
Mar-90             12,170       12,044     11,434        11,664        11,664       13,593
Jun-90             12,350       12,213     11,590        11,800        11,800       14,109
Sep-90             12,473       12,325     11,691        11,881        11,881       14,285
Dec-90             13,090       12,925     12,255        12,431        12,431       15,036
Mar-91             13,442       13,262     12,570        12,727        12,727       15,498
Jun-91             13,652       13,460     12,751        12,887        12,887       15,801
Sep-91             14,417       14,204     13,451        13,569        13,569       16,659
Dec-91             15,188       14,952     14,153        14,251        14,251       17,448
Mar-92             14,951       14,708     13,916        13,986        13,986       17,314
Jun-92             15,594       15,329     14,498        14,544        14,544       17,998
Sep-92             16,125       15,839     14,974        14,994        14,994       18,562
Dec-92             16,208       15,908     15,033        15,024        15,024       18,741
Mar-93             16,824       16,501     15,586        15,549        15,549       19,275
Jun-93             17,214       16,871     15,929        15,861        15,861       19,636
Sep-93             17,430       17,070     16,111        16,042        16,012       19,785
Dec-93             17,481       17,108     16,140        16,071        16,010       19,974
Mar-94             16,843       16,470     15,531        15,465        15,378       19,491
Jun-94             16,658       16,278     15,343        15,278        15,163       19,384
Sep-94             16,743       16,348     15,403        15,337        15,193       19,544
Dec-94             16,863       16,453     15,495        15,429        15,256       19,674
Mar-95             17,811       17,365     16,348        16,278        16,065       20,712
Jun-95             18,849       18,364     17,281        17,207        16,950       21,807
Sep-95             19,228       18,718     17,608        17,533        17,239       22,294
Dec-95             19,853       19,313     18,159        18,081        17,745       23,029
Mar-96             19,692       19,142     17,990        17,913        17,548       22,957
Jun-96             19,829       19,261     18,094        18,017        17,617       23,120
Sep-96             20,211       19,617     18,420        18,341        17,901       23,606
Dec-96             20,790       20,164     18,927        18,846        18,359       24,303
Mar-97             20,814       20,172     18,927        18,846        18,324       24,335
Jun-97             21,606       20,924     19,625        19,541        18,964       25,284
Sep-97             22,280       21,561     20,214        20,127        19,497       26,029
Dec-97             22,672       21,924     20,545        20,457        19,779       26,620
Mar-98             22,888       22,116     20,716        20,627        19,907       27,051
Jun-98             23,384       22,574     21,136        21,046        20,277       27,509
Sep-98             23,922       23,077     21,599        21,507        20,682       28,212
Dec-98             24,192       23,322     21,817        21,683        20,852       28,463
Mar-99             24,379       23,485     21,959        21,783        20,948       28,747
Jun-99             24,600       23,680     22,133        21,914        21,074       29,009
Sep-99             24,320       23,393     21,856        21,598        20,770       28,887
Dec-99             24,259       23,318     21,775        21,479        20,656       29,011
Mar-00             24,781       23,801     22,217        21,875        21,036       29,577
Jun-00             25,385       24,363     22,733        22,340        21,461       30,204
Sep-00             26,190       25,116     23,403        22,979        22,077       31,110
Dec-00             27,136       26,002     24,318        23,738        22,805       32,233
Mar-01             27,955       26,769     25,023        24,383        23,426       33,104
Jun-01             28,215       27,026     25,226        24,535        23,573       33,531
Sep-01             29,550       28,226     26,384        25,619        24,615       34,818


                      For period ending September 30, 2001

                          Average Annual Total Return

                                           1 Year       3 Year        5 Year       10 Year      From Inception
                                           ______       ______        ______       _______     ________________
   Institutional Class                     12.83%       7.30%         8.20%         7.59%            8.21%
   Service Class                           12.39%       6.94%         7.85%         7.26%            7.87%
   Investor A Class (Load Adjusted)         8.27%       5.46%         6.86%         6.68%            7.34%
   Investor A Class (NAV)                  12.74%       6.90%         7.75%         7.12%            7.72%
   Investor B Class (Load Adjusted)         6.98%       4.96%         6.58%         5.53%            6.90%
   Investor B Class (NAV)                  11.48%       6.01%         6.89%         6.29%            6.90%
   Investor C Class (Load Adjusted)        10.50%       5.97%         6.87%         6.29%            6.89%
   Investor C Class (NAV)                  11.50%       5.97%         6.87%         6.29%            6.89%

In connection with the conversion of various common trust funds maintained by PNC Bank and PNC Bank, Delaware ("PNC-DE"), an affiliate of PNC Bank, into the Fund between May 1 and May 15, 1998 (the "CTF Conversion"), the GNMA Portfolio was established to receive the assets of the GNMA Fund of PNC Bank. Performance information presented for this Portfolio includes performance for the predecessor common trust fund which transferred its assets and liabilities to the related Portfolio pursuant to the CTF Conversion. Performance information presented is based upon the performance of the GNMA Fund for periods prior to the CTF Conversion.


             Past performance is not predictive of future results.

                                BlackRock Funds

                            MANAGED INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/01):
         $1.3 BILLION

PERFORMANCE BENCHMARK:
         LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
         SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

         o OVER THE COURSE OF THE YEAR, THE TREASURY YIELD CURVE STEEPENED SIGNIFICANTLY AS THE BOND MARKET RALLIED IN RESPONSE TO THE SLOWING U.S. ECONOMY AND THE AGGRESSIVE INTEREST RATE CUTS BY THE FEDERAL RESERVE. TREASURY YIELDS ON THE SHORT-END OF THE YIELD CURVE FELL SHARPLY FROM A 5.97% YIELD ON 2-YEAR TREASURIES AS OF SEPTEMBER 30, 2000 TO A 2.85% YIELD ON SEPTEMBER 30, 2001 IN REACTION TO THE FEDERAL RESERVE CUTTING SHORT-TERM RATES BY 350 BASIS POINTS. DURING THE PERIOD, THE YIELD ON THE 10-YEAR TREASURY FELL FROM 5.82% ON SEPTEMBER 30, 2000 TO 4.59% ON SEPTEMBER 30, 2001.

         o IN LINE WITH THE PORTFOLIO'S PRIMARY OBJECTIVE OF PROVIDING CURRENT INCOME, THE MANAGER MAINTAINED OVERWEIGHT POSITIONS VERSUS THE INDEX IN SPREAD SECTORS. THE PORTFOLIO INCREASED ITS OVERALL MORTGAGE EXPOSURE, FOCUSING ON MORTGAGE PASS-THROUGHS TO TAKE ADVANTAGE OF ATTRACTIVE YIELDS RELATIVE TO OTHER SPREAD SECTORS. THE PORTFOLIO DECREASED ITS TREASURY ALLOCATION AND ROTATED INTO MORTGAGES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) DUE TO THEIR ATTRACTIVE RELATIVE VALUE.

         o IN THE MORTGAGE SECTOR WE FAVOR SEASONED PASS-THROUGHS AND 15-YEAR SECURITIES, WHICH APPEAR TO OFFER AN ATTRACTIVE TOTAL RETURN OPPORTUNITY. WE CONTINUE TO OVERWEIGHT CMBS GIVEN OUR OUTLOOK FOR CONTINUED STRONG PERFORMANCE IN THIS SECTOR. THE PORTFOLIO INCREASED ITS CORPORATE EXPOSURE OVER THE PERIOD BY ADDING HIGH QUALITY ISSUES. WE WILL, HOWEVER, MAINTAIN AN UNDERWEIGHT IN CORPORATES AS THE ECONOMY IS AILING AND UNCERTAINTY IS HIGH.

         o THE BOND MARKET HAS TRADITIONALLY MOVED INVERSELY TO THE EQUITY MARKET. SINCE EQUITIES CONTINUE TO SHOW SIGNS OF A SLOWDOWN, WE ARE POSITIVE IN OUR OUTLOOK FOR THE BOND MARKET. WE WILL CONTINUE TO HAVE A VERY UNDERWEIGHT POSITION IN TREASURIES RELATIVE TO THE BENCHMARK AS TREASURY YIELDS CONTINUE TO FALL DUE TO FURTHER FEDERAL RESERVE EASING AND AN ANTICIPATION OF INCREASED SUPPLY IN ORDER TO RAISE CAPITAL TO SUPPORT PROGRAMS IMPLEMENTED AS A RESULT OF THE TRAGIC EVENTS THAT OCCURRED ON SEPTEMBER 11, 2001.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MANAGED INCOME PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.


                             (GRAPHIC APPEARS HERE)


          EDGAR representation of plot points used in printed graphic


                                                                                    Lehman
                                                                                   Brothers
               Institutional    Service    Investor     Investor      Investor    Aggregate
                   Class         Class     A Class      B Class        C Class      Index
               _____________    _______    ________     ________      ________    _________
Nov. 1, 1989      $10,000      $10,000     $ 9,550      $10,000       $10,000      $10,000
Dec-89             10,105       10,105       9,650       10,000        10,000       10,027
Mar-90             10,004       10,004       9,554        9,900         9,900        9,946
Jun-90             10,306       10,306       9,843       10,199        10,199       10,309
Sep-90             10,380       10,380       9,913       10,272        10,272       10,397
Dec-90             10,943       10,943      10,451       10,830        10,830       10,923
Mar-91             11,161       11,161      10,659       11,045        11,045       11,227
Jun-91             11,259       11,259      10,752       11,142        11,142       11,411
Sep-91             11,910       11,910      11,374       11,786        11,786       12,059
Dec-91             12,580       12,580      12,014       12,449        12,449       12,671
Mar-92             12,290       12,290      11,737       12,162        12,162       12,509
Jun-92             12,749       12,749      12,175       12,617        12,617       13,014
Sep-92             13,316       13,316      12,717       13,177        13,177       13,574
Dec-92             13,323       13,323      12,724       13,185        13,185       13,609
Mar-93             14,022       14,022      13,391       13,876        13,876       14,172
Jun-93             14,457       14,457      13,806       14,306        14,306       14,549
Sep-93             14,935       14,940      14,263       14,780        14,780       14,928
Dec-93             14,881       14,862      14,186       14,701        14,701       14,936
Mar-94             14,370       14,343      13,690       14,186        14,186       14,507
Jun-94             14,110       14,079      13,422       13,909        13,909       14,357
Sep-94             14,145       14,104      13,440       13,927        13,927       14,445
Dec-94             14,215       14,166      13,492       13,981        13,981       14,500
Mar-95             14,894       14,835      14,122       14,634        14,634       15,231
Jun-95             15,744       15,671      14,909       15,449        15,449       16,159
Sep-95             16,022       15,935      15,153       15,702        15,702       16,477
Dec-95             16,701       16,602      15,778       16,350        16,350       17,179
Mar-96             16,369       16,260      15,443       16,003        16,003       16,872
Jun-96             16,437       16,315      15,490       16,051        16,051       16,969
Sep-96             16,716       16,580      15,734       16,304        16,304       17,281
Dec-96             17,277       17,123      16,243       16,831        16,831       17,800
Mar-97             17,227       17,060      16,177       16,762        16,762       17,701
Jun-97             17,848       17,663      16,740       17,346        17,346       18,351
Sep-97             18,432       18,228      17,267       17,892        17,892       18,960
Dec-97             18,913       18,689      17,697       18,338        18,338       19,517
Mar-98             19,189       18,949      17,936       18,585        18,585       19,818
Jun-98             19,692       19,432      18,384       19,050        19,050       20,282
Sep-98             20,137       19,856      18,778       19,457        19,457       21,140
Dec-98             20,292       19,993      18,900       19,582        19,582       21,212
Mar-99             20,304       19,989      18,888       19,570        19,570       21,103
Jun-99             20,097       19,769      18,673       19,312        19,312       20,918
Sep-99             20,252       19,907      18,796       19,402        19,402       21,060
Dec-99             20,169       19,810      18,697       19,265        19,265       21,003
Mar-00             20,604       20,212      19,039       19,619        19,579       21,467
Jun-00             20,959       20,545      19,364       19,896        19,835       21,839
Sep-00             21,640       21,199      19,951       20,483        20,420       22,496
Dec-00             22,577       22,100      20,811       21,304        21,241       23,443
Mar-00             23,279       22,769      21,433       21,900        21,817       24,156
Jun-01             23,353       22,824      21,476       21,903        21,819       24,291
Sep-01             24,540       23,965      22,520       22,947        22,840       25,411


                      For period ending September 30, 2001

                          Average Annual Total Return



                                           1 Year       3 Year        5 Year       10 Year      From Inception
                                           ______       ______        ______       _______     ________________
   Institutional Class                     13.39%       6.80%         7.97%        7.49%            7.82%
   Service Class                           13.05%       6.49%         7.65%        7.24%            7.61%
   Investor A Class (Load Adjusted)         7.76%       4.69%         6.48%        6.60%            7.06%
   Investor A Class (NAV)                  12.86%       6.30%         7.47%        7.09%            7.48%
   Investor B Class (Load Adjusted)         7.53%       4.46%         6.52%        5.64%            7.20%
   Investor B Class (NAV)                  12.03%       5.52%         6.83%        6.77%            7.20%
   Investor C Class (Load Adjusted)        10.84%       5.35%         6.72%        6.71%            7.16%
   Investor C Class (NAV)                  11.84%       5.35%         6.72%        6.71%            7.16%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 11/1/89; Investor A Shares, 2/5/92; Service Shares, 7/29/93; Investor B Shares, 7/15/97; and Investor C Shares, 11/22/99. See "Note on Performance Information" on page 11 for further information on how performance data was calculated. The comparative index from previous years has changed from the Salomon Broad Investment Grade Index to the Lehman Aggregate to more accurately reflect the type of holdings of Managed Income.


             Past performance is not predictive of future results.

                                BlackRock Funds

                          INTERNATIONAL BOND PORTFOLIO

TOTAL NET ASSETS (9/30/01):
         $113.1 MILLION

PERFORMANCE BENCHMARK:
         SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX

INVESTMENT APPROACH:
         SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN INVESTMENT GRADE INTERNATIONAL FIXED INCOME SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

         o THE GLOBAL MARKETS BEGAN THE YEAR WITH A DECLINE IN YIELDS ACROSS ALL MARKETS. LEADING THE WAY WAS THE JAPANESE GOVERNMENT BOND, WHICH SAW YIELDS DECLINE TO HISTORIC LOWS. OVER THE COURSE OF THE PERIOD, YIELDS ROSE MODERATELY AND THE JAPANESE BONDS SHOWED SIGNS OF RECOVERY AS THEY BEGAN TO OUTPERFORM OTHER INTERNATIONAL MARKETS. AS THE YEAR PROGRESSED, IN EUROPE, THE U.K. OUTPERFORMED WHILE SWEDEN UNDERPERFORMED DUE TO PERSISTENT CURRENCY WEAKNESS. CANADA ALSO SAW SIGNIFICANT WEAKNESS IN LINE WITH A SERIES OF WEAK ECONOMIC REPORTS TOWARDS THE END OF THE YEAR.

         o THE GLOBAL GROWTH OUTLOOK WAS DOWNGRADED SHARPLY THROUGHOUT THE PERIOD, AND MOST CENTRAL BANKS, WITH THE EXCEPTION OF THE EUROPEAN CENTRAL BANK, RESPONDED BY AGGRESSIVELY EASING SHORT-TERM INTEREST RATES. THROUGHOUT THE YEAR, THE FEDERAL RESERVE EASED A CUMULATIVE OF 400 BASIS POINTS ON SHORT-TERM INTEREST RATES, AS COMPARED TO THE EUROPEAN CENTRAL BANK, WHICH EASED A CUMULATIVE 100 BASIS POINTS.

         o OVER THE FINAL QUARTER, EUROPEAN BOND YIELDS DECLINED DUE TO A DRAMATIC STEEPENING OF THE YIELD CURVE.

         o DESPITE POSSIBLE UPSIDE TO THE EURO IN A GLOBAL RECESSION, THE PORTFOLIO PARED BACK EXPOSURE, AS IT IS NO LONGER APPARENT THAT EUROPEAN GROWTH PROSPECTS ARE SUPERIOR.

         o ALL OF THE GLOBAL BOND MARKETS POSTED STRONG RETURNS OVER THE FINAL QUARTER, BUT ALL FAILED TO KEEP PACE WITH THE U.S. SECTOR. ECONOMIC CONDITIONS REMAINED SLOW EVEN PRIOR TO THE SEPTEMBER 11TH ATTACKS, AND GOING FORWARD, THE OUTLOOK REMAINS UNCERTAIN. THE PORTFOLIO ATTRIBUTES ITS OUTPERFORMANCE OF ITS BENCHMARK TO AN OVERWEIGHT DURATION IN THE U.S. DOLLAR BLOC, WHILE MAINTAINING AN UNDERWEIGHT DURATION IN JAPAN.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL BOND
   PORTFOLIO AND THE SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END.


                             (GRAPHIC APPEARS HERE)


          EDGAR representation of plot points used in printed graphic


                                                                                      Saloman
                                                                                  Non-U.S. Hedged
               Institutional    Service    Investor     Investor      Investor    World Government
                   Class         Class     A Class      B Class        C Class       Bond Index
               _____________    _______    ________     ________      ________    ________________
7/1/91            $10,000      $10,000     $ 9,500      $10,000       $10,000          $10,000
Sep-91             10,360       10,360       9,894       10,360        10,360           10,482
Dec-91             10,600       10,600      10,123       10,600        10,600           10,909
Mar-92             10,470       10,470       9,999       10,470        10,470           10,846
Jun-92             11,008       11,008      10,513       11,008        11,008           11,157
Sep-92             11,298       11,298      10,789       11,298        11,298           11,581
Dec-92             11,254       11,254      10,747       11,254        11,254           11,766
Mar-93             11,717       11,717      11,190       11,717        11,717           12,169
Jun-93             12,116       12,116      11,571       12,116        12,116           12,483
Sep-93             12,689       12,689      12,118       12,689        12,689           12,932
Dec-93             12,977       12,977      12,393       12,977        12,977           13,225
Mar-94             12,715       12,715      12,143       12,715        12,715           12,803
Jun-94             12,453       12,453      11,892       12,453        12,453           12,561
Sep-94             12,369       12,369      11,812       12,369        12,369           12,580
Dec-94             12,496       12,496      11,933       12,496        12,496           12,732
Mar-95             13,545       13,545      12,936       13,545        13,545           13,323
Jun-95             14,054       14,054      13,421       14,054        14,054           14,016
Sep-95             14,302       14,302      13,658       14,302        14,302           14,427
Dec-95             14,998       14,998      14,323       14,998        14,998           15,032
Mar-96             15,051       15,051      14,374       15,051        15,051           15,011
Jun-96             15,395       15,394      14,697       15,370        15,370           15,291
Sep-96             16,002       15,989      15,259       15,928        15,928           15,797
Dec-96             16,590       16,558      15,793       16,442        16,442           16,340
Mar-97             16,762       16,717      15,938       16,562        16,562           16,458
Jun-97             17,335       17,276      16,378       17,078        17,078           16,988
Sep-97             17,859       17,783      16,853       17,539        17,539           17,565
Dec-97             18,294       18,203      17,244       17,911        17,911           18,069
Mar-98             18,777       18,671      17,679       18,328        18,328           18,527
Jun-98             19,112       18,988      17,972       18,597        18,597           18,955
Sep-98             20,092       19,947      18,872       19,529        19,492           19,942
Dec-98             20,395       20,232      19,135       19,800        19,726           20,052
Mar-99             20,697       20,518      19,397       20,071        19,958           20,395
Jun-99             20,519       20,327      19,209       19,838        19,729           20,266
Sep-99             20,474       20,266      19,143       19,733        19,624           20,167
Dec-99             20,492       20,284      19,140       19,690        19,581           20,403
Mar-00             20,923       20,692      19,517       20,044        19,934           20,846
Jun-00             21,475       21,222      20,008       20,511        20,398           21,223
Sep-00             21,918       21,642      20,397       20,870        20,755           21,571
Dec-00             22,891       22,585      21,276       21,730        21,650           22,365
Mar-01             23,696       23,365      22,001       22,430        22,345           22,978
Jun-01             23,910       23,556      22,173       22,562        22,476           23,063
Sep-01             24,615       24,232      22,800       23,158        23,068           23,565


                      For period ending September 30, 2001

                          Average Annual Total Return


                                           1 Year       3 Year        5 Year       10 Year      From Inception
                                           ______       ______        ______       _______     ________________
   Institutional Class                     12.30%       7.00%         8.99%         9.04%            9.17%
   Service Class                           11.97%       6.68%         8.66%         8.86%            9.00%
   Investor A Class (Load Adjusted)         6.22%       4.70%         7.36%         8.26%            8.36%
   Investor A Class (NAV)                  11.79%       6.50%         8.47%         8.76%            8.91%
   Investor B Class (Load Adjusted)         6.53%       4.72%         7.38%         8.10%            8.47%
   Investor B Class (NAV)                  10.96%       5.71%         7.65%         8.32%            8.47%
   Investor C Class (Load Adjusted)        10.16%       5.77%         7.69%         8.33%            8.49%
   Investor C Class (NAV)                  11.15%       5.77%         7.69%         8.33%            8.49%


The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Service Shares, 7/1/91; Investor B Shares, 4/19/96; Investor A Shares, 4/22/96; Institutional Shares, 6/10/96; and Investor C Shares, 9/11/96. See "Note on Performance Information" on page 11 for further information on how performance data was calculated.


             Past performance is not predictive of future results.

                                BlackRock Funds

                           HIGH YIELD BOND PORTFOLIO

TOTAL NET ASSETS (9/30/01):
         $193.5 MILLION

PERFORMANCE BENCHMARK:
         LEHMAN HIGH YIELD INDEX

INVESTMENT APPROACH:
         SEEKS CURRENT INCOME BY INVESTING PRIMARILY IN NON-INVESTMENT GRADE SECURITIES (RATED C OR HIGHER OR DEEMED TO BE OF COMPARABLE QUALITY) THAT HAVE THE POTENTIAL FOR ABOVE-AVERAGE CURRENT INCOME.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

         o THE HIGH YIELD MARKET BEGAN THE YEAR RELATIVELY SUBDUED, BUT SOON POSTED A STRONG RALLY IN THE FIRST MONTH OF 2001. WITH THE ANTICIPATION OF A POSSIBLE RECESSION, SPREADS IN THE MARKET BEGAN TO WIDEN AS INVESTORS SOUGHT HIGHER QUALITY ISSUES. TELECOM AND INFORMATION TECHNOLOGY HAMPERED PERFORMANCE THROUGHOUT THE FIRST HALF OF THE YEAR AS TELECOM POSTED A -26.46% RETURN THROUGH THE SIX MONTHS ENDING 3/31/01. OVERALL, THE PORTFOLIO FAVORED THE ENERGY AND RETAIL SECTORS DURING THIS PERIOD AND MAINTAINED A CAUTIOUS ATTITUDE TOWARDS THE LAGGING TELECOM INDUSTRY.

         o MOVING INTO THE SECOND QUARTER OF 2001, INVESTORS PERSISTED IN THEIR SEARCH FOR VALUE IN THE BOND MARKET, AND THE PORTFOLIO CONTINUED TO FAVOR HIGHER QUALITY, MORE LIQUID ISSUES.

         o TOWARDS THE END OF THE ANNUAL PERIOD, SPREADS CONTINUED TO BE NARROW, AND LITTLE REWARD WAS FOUND IN THE HIGH YIELD MARKET VERSUS THE TREASURY MARKET. FOLLOWING THE SEPTEMBER 11TH WORLD TRADE CENTER TRAGEDY, SPREADS HAVE WIDENED SIGNIFICANTLY, AND HIGH YIELD ISSUES ARE NOW BEING COMPENSATED AT THE HIGHEST LEVELS SINCE 1990. HOWEVER, DOWNGRADES HAVE CONTINUED TO OUTPACE UPGRADES BY A RATIO OF FIVE TO ONE. RECOVERY RATES ARE LOW AND DEFAULTS, WHICH HAVE ALREADY REACHED 10% IN 2001, ARE EXPECTED TO CONTINUE. THE HIGH YIELD SECTOR SUFFERED IN THE WAKE OF THE TERRORIST ATTACKS, UNDERPERFORMING TREASURIES BY 885 BASIS POINTS. THERE ARE NO NEW OFFERINGS, HOWEVER, AND THE LIGHT SUPPLY MAY HAVE A POSITIVE EFFECT ON PRICES.

         o GOING FORWARD, WE EXPECT TO SEE PREDICTABLE CASH FLOWS IN THE HEALTHCARE AND CABLE SECTORS. THE MANAGER WILL KEEP A WATCHFUL EYE ON CURRENT BBB ISSUES THAT WILL LIKELY BECOME FALLEN ANGELS AS GLOBAL CREDIT CONTINUES TO DETERIORATE AND WILL LOOK TO SELECTIVELY ADD BB ISSUES ON OPPORTUNITY.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE HIGH YIELD BOND
      PORTFOLIO AND THE LEHMAN HIGH YIELD INDEX FROM INCEPTION AND AT EACH
                                  QUARTER-END.


                             (GRAPHIC APPEARS HERE)


          EDGAR representation of plot points used in printed graphic


                                                                                                  Lehman
               Institutional    Service    Investor     Investor      Investor      BlackRock   High Yield
                   Class         Class     A Class      B Class        C Class        Class       Index
               _____________    _______    ________     ________      ________      _________   __________
Nov. 19, 1998   $10,000        $10,000     $ 9,500      $10,000       $10,000       $10,000      $10,000
Dec-98           10,128         10,106       9,616       10,113        10,113        10,110       10,160
Jan-99           10,395         10,370       9,866       10,369        10,369        10,378       10,310
Feb-99           10,380         10,351       9,847       10,343        10,343        10,363       10,250
Mar-99           10,466         10,435       9,926       10,418        10,418        10,451       10,347
Apr-99           10,853         10,819      10,289       10,794        10,794        10,840       10,548
May-99           10,586         10,551      10,032       10,517        10,517        10,576       10,405
Jun-99           10,622         10,584      10,062       10,542        10,542        10,613       10,383
Jul-99           10,637         10,597      10,072       10,547        10,547        10,630       10,425
Aug-99           10,599         10,557      10,032       10,498        10,498        10,593       10,309
Sep-99           10,592         10,548      10,022       10,481        10,481        10,587       10,235
Dec-99           11,013         10,960      10,397       10,864        10,852        11,011       10,403
Mar-00           10,883         10,822      10,272       10,703        10,702        10,884       10,159
Jun-00           10,985         10,919      10,334       10,779        10,815        10,995       10,276
Sep-00           10,906         10,836      10,235       10,677        10,749        10,924       10,335
Dec-00           10,206         10,132       9,566        9,957        10,026        10,226        9,793
Mar-01           10,749         10,663      10,063       10,457        10,528        10,774       10,416
Jun-01           10,632         10,539       9,942       10,311        10,380        10,661       10,178
Sep-01           10,193         10,096       9,520        9,509         99,21        10,225        9,747


                     For period ending September 30, 2001

                          Average Annual Total Return

                                                1 Year           From Inception
                                                _______          ______________
   BlackRock Class                              (5.39)%                1.18%
   Institutional Class                          (5.53)%                1.10%
   Service Class                                (5.95)%                0.68%
   Investor A Class (Load Adjusted)            (10.69)%               (1.17)%
   Investor A Class (NAV)                       (5.98)%                0.62%
   Investor B Class (Load Adjusted)            (10.45)%               (1.11)%
   Investor B Class (NAV)                       (6.71)%               (0.19)%
   Investor C Class (Load Adjusted)             (7.53)%               (0.51)%
   Investor C Class (NAV)                       (6.70)%               (0.18)%


The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: BlackRock Shares; Institutional Shares; Service Shares; Investor A Shares; Investor B Shares; and Investor C Shares, 11/19/98. See "Note on Performance Information" on page 11 for further information on how performance data was calculated.


             Past performance is not predictive of future results.

                                BlackRock Funds

                        NOTE ON PERFORMANCE INFORMATION

            The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

            Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
Intermediate Government Bond, Intermediate Bond, Core Bond Total Return and GNMA -- 4.00%; Government Income and Managed Income -- 4.50%; International Bond and High Yield Bond -- 5.00%; and Low Duration Bond -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

            The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors Inc. and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

________________________________________________________________________________
IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE BLACKROCK TAXABLE BOND PORTFOLIOS (UNAUDITED)

         During the fiscal year ended September 30, 2001, none of the BlackRock Funds Taxable Bond Portfolios declared net realized capital gains.

         Because the Portfolios' fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2001. The second notification, which reflects the amounts to be used by calendar year taxpayers on their U.S. federal income tax returns, has been made in conjunction with Form 1099-DIV and will be mailed in January 2002.

                                BlackRock Funds

                            STATEMENT OF NET ASSETS
                          LOW DURATION BOND PORTFOLIO

                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 12.2%
   Small Business Administration
       Participation Certificates, Series 97,
       Class A
       4.35%(b)                       08/15/22      $    877     $      870,736
   U.S. Treasury Notes
       5.38%                          06/30/03         2,300          2,401,901
       5.88%                          11/15/04        16,635         17,838,442
       5.75%                          11/15/05        17,825         19,179,985
       8.75%                          11/15/08           630            702,376
                                                                 --------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $39,668,587)                                                 40,993,440
                                                                 --------------
MORTGAGE PASS-THROUGHS -- 39.1%
  Federal Home Loan Mortgage Corp.
      7.00%                           07/15/05         9,145         10,102,024
      7.25%                        07/06-06/08            18             18,892
      7.50%                           07/01/07         1,328          1,418,010
      8.25%                           06/01/09            39             41,326
      8.75%                           01/01/13           738            781,262
      6.20%(b)                        02/01/19         3,762          3,812,087
      7.64%(b)                        09/01/23         1,879          1,908,439
      6.49%(b)                        06/01/28         1,290          1,285,093
  Federal Home Loan Mortgage Corp.
      30 Year Balloon
      8.25%                           09/01/09           187            197,193
      7.50%                           04/01/22           392            407,341
      6.95%(b)                        07/01/27         2,040          2,078,468
  Federal Home Loan Mortgage
      Corp. Gold
      6.00%                        06/09-04/14        14,628         14,894,765
      7.00%                           09/01/11         2,010          2,088,090
      6.50%                           11/01/12         4,831          4,989,592
  Federal National Mortgage Association
      7.50%                        06/03-05/09         2,007          2,068,867
      6.00%                        11/03-05/13         4,047          4,125,157
      7.00%                        06/04-03/13         2,554          2,655,592
      6.50%                        10/05-11/08         3,821          3,956,188
      5.50%                        02/06-07/09         5,960          5,996,440
      7.55%(b)                        02/01/24         3,436          3,538,159
  Federal National Mortgage Association
      10 Year Balloon
      6.00%                        12/03-02/04         1,921          1,958,937
  Federal National Mortgage Association
      15 Year Balloon
      7.00%                        12/08-09/14         4,525          4,716,795
      6.00%                        11/10-08/11         7,701          7,838,604
      5.50%                        12/14-04/16         4,506          4,518,347
  Federal National Mortgage Association
      1 Year CMT, ARM
      7.52%(b)                        08/01/22         1,420          1,457,564
  Federal National Mortgage
      Association ARM
      5.52%(b)                        08/01/16           569            576,120
      6.86%(b)                        11/01/16           849            857,373
      5.99%(b)                        06/01/18            40             40,452
      5.75%(b)                        08/01/18            25             25,042
      6.84%(b)                        02/01/21           539            544,526
      6.00%(b)                        05/01/24            48             48,826
      6.87%(b)                        01/01/27           322            325,435
      6.86%(b)                        05/01/27           719            728,505
      5.98%(b)                        05/01/36         1,165          1,179,631



                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
MORTGAGE PASS-THROUGHS (CONTINUED)
  Government National Mortgage Association
      7.00%                        09/02-05/12       $ 6,493     $    6,805,704
      7.25%                           04/15/06           210            219,297
      8.25%                        08/08-09/08         2,338          2,487,434
      8.00%                           09/15/08         4,101          4,348,308
      6.00%                        12/08-02/11         4,190          4,310,135
      6.50%                        06/09-04/24         4,993          5,194,517
      7.50%                           04/15/13         1,868          1,960,905
      6.38%(b)                        06/20/22         2,579          2,632,517
      7.75%(b)                     08/22-08/27         4,756          4,895,522
      6.38%(b)                     01/24-05/24         3,368          3,444,732
  MLCC Mortgage Investors, Inc., Series
      95-C3, Class A3
      7.06%(b)                        12/26/25           197            202,500
  MLCC Mortgage Investors, Inc., Series
      97-B, Class A
      3.77%(b)                        03/16/26         1,701          1,701,259
  MLCC Mortgage Investors, Inc., Series
      99-A, Class A
      3.87%(b)                        03/15/25         1,676          1,679,807
                                                                 --------------
TOTAL MORTGAGE PASS-THROUGHS
    (Cost $128,378,143)                                             131,061,779
                                                                 --------------
COMMERCIAL MORTGAGE BACKED
  Securities -- 9.2%
   Bayview Financial Acquisition Trust,
       Series 98-1, Class A1
       7.01%                          05/25/29         1,577          1,621,740
   Bosque Asset Corp., Series 97-1,
       Class A1
       7.66%                          06/05/02           315            273,849
   Chase Commercial Mortgage Securities
       Corp., Series 99-2, Class A1
       7.03%                          10/15/08         1,129          1,220,420
   Comed Transitional Funding Trust,
       Series 98-1, Class A3
       5.34%                          03/25/04           408            411,766
   Conseco Finance Securitizations Corp.,
       Series 00-2, Class A3
       8.07%                          12/01/31         2,900          3,065,844
   Copelco Capital Funding Corp.,
       Series 99-A, Class A3
       5.67%                          03/15/02            93             92,773
   Countrywide Home Loans, Series
       01-HYB1, Class A1
       5.95%(b)                       06/19/31         2,550          2,590,280
   Donaldson, Lufkin and Jenrette, Inc.
       Mortgage Acceptance Corp.,
       Series 95-CF2, Class A1A
       6.65%                          12/17/27            35             35,198
   First Republic Mortgage Loan Trust,
       Series 00-FRB1, Class A2
       6.59%(b)                       06/25/30         2,176          2,196,871
   Goldman Sachs Mortgage Securities
       Corp. II, Series 00-1, Class A
       3.41%(b)                       10/20/01           594            592,980
   Green Tree Financial Corp.,
       Series 99-3, Class A4
       5.95%                          09/01/13         3,500          3,577,109
   Illinois Power Special Purpose Trust,
       Series 98-1, Class A3
       5.31%                          06/25/04           573            577,762
   Lehman Brothers Commercial Conduit
       Mortgage Trust, Series 96-C2,
       Class A
       7.47%(b)                       06/25/06           842            901,471



See accompanying notes to financial statements.

                                BlackRock Funds

                            STATEMENT OF NET ASSETS
                    LOW DURATION BOND PORTFOLIO (Continued)


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   PP&L Transition Bond Co. LLC,
       Series 99-1, Class A3
       6.60%                          03/25/05       $ 1,000     $    1,030,921
   Salomon Brothers Mortgage Securities
       VII, Series 92-5, Class A1
       6.54%(b)                       11/25/22            83             82,715
   Structured Asset Mortgage Investments,
       Inc., Series 98-9, Class 2A2
       6.13%                          11/25/13         2,440          2,458,533
   Student Loan Marketing Association,
       Series 98-2, Class A1
       3.11%(b)                       04/25/07         3,058          3,059,189
   Union Planters Mortgage Finance Corp.,
       Series 98-1, Class A1
       6.35%                          01/25/28           125            124,431
   Washington Mutual Mortgage Securities
       Corp., Series 00-1, Class A1
       2.95%(b)                       06/25/24         1,572          1,570,807
   Washington Mutual Mortgage Securities
       Corp., Series 01-9, Class 1A1
       6.80%(b)                       04/25/28         2,567          2,606,849
   Wilshire Funding Corp., Series 97,
       Class A1
       7.25%                          08/25/27            66             66,155
   Wilshire Funding Corp., Series 98-2,
       Class A3
       7.00%                          12/28/37         2,744          2,804,169
                                                                 --------------
TOTAL COMMERCIAL MORTGAGE
    BACKED SECURITIES
    (Cost $30,225,611)                                               30,961,832
                                                                 --------------
PROJECT LOANS -- 0.6%
  Federal Housing Authority, INSD Project,
      Series 82
      7.43%
  (Cost $2,081,511)                   09/01/22         2,079          2,043,944
                                                                 --------------
ASSET BACKED SECURITIES -- 21.3%
   Amresco Independence Funding, Inc.,
       Series 99-1, Class A
       8.00%(b)                       06/15/26         2,411          2,406,146
   Amresco Securitized Net Interest
       Margin Trust, Series 96-1, Class A
       8.10%                          04/26/26           107             93,255
   Arcadia Automobile Receivables Trust,
       Series 98-E, Class A3
       5.75%                          10/15/06           417            429,747
   Bank One, Series 00-2, Class 4A
       6.70%(b)                       03/15/30         2,100          2,142,476
   Captec Franchise Trust, Series 99-1,
       Class A1
       6.50%                          05/25/05         2,769          2,754,861
   Chevy Chase Auto Receivables Trust,
       Series 97-3, Class A
       6.20%                          03/20/04           396            398,937
   Daimler Chrysler Auto Trust,
       Series 00-E, Class A3
       6.11%                          11/08/04         2,100          2,191,547
   Dayton Hudson Credit Card Master
       Trust, Series 97-1, Class A
       6.25%                          08/25/05           558            577,564
   First Security Auto Owner Trust, Series
       99-1, Class A4
       5.74%                          06/15/04           499            508,563



                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
ASSET BACKED SECURITIES (CONTINUED)
   First Security Auto Owner Trust,
       Series 00-1, Class A3
       7.30%                          07/15/04       $ 1,825     $    1,877,305
   FMAC Loan Receivables Trust, Series
       98-CA, Class A1
       5.99%                          11/15/04         1,461          1,473,871
   Ford Credit Auto Owner Trust, Series
       00-A, Class A3
       6.82%                          06/17/02             4              3,887
   Ford Credit Auto Owner Trust, Series
       01-C, Class A4
       4.83%                          02/15/05         4,400          4,494,875
   Ford Credit Auto Owner Trust, Series
       01-D, Class A3
       4.31%                          06/15/05         4,125          4,189,455
   Huntington Auto Trust, Series 00-A,
       Class A3
       7.33%                          07/15/04         7,877          8,071,906
   IFC Small Business Administration
       Loan-Backed Adjustable Rate
       Certificates, Series 97-1, Class A
       4.50%(b)                       01/15/24         1,503          1,487,677
   Mellon Auto Grantor Trust, Series 00-1,
       Class A
       7.18%                          10/15/06         2,642          2,761,839
       6.39%                          07/15/07         3,494          3,619,311
   Missouri Higher Education Loan
       Authority, Series 97, Class P
       4.18%(b)                       07/25/08         1,984          1,973,100
   Newcourt Equipment Trust Securities,
       Series 98-1, Class A3
       5.24%                          12/20/02           233            233,081
   Newcourt Equipment Trust Securities,
       Series 98-2, Class A3
       5.45%                          10/15/02             6              5,850
   Nissan Auto Receivables Owner Trust,
       Series 01-B, Class A4
       5.35%                          10/15/06         3,600          3,719,391
   Nissan Auto Receivables Owner Trust,
       Series 01-C, Class A3
       4.31%                          05/16/05         3,100          3,138,266
   Nissan Auto Receivables Owner Trust,
       Series 01-C, Class A4
       4.80%                          02/15/07         3,925          3,985,102
   PBG Equipment Trust, Series 00-1A,
       Class A
       6.27%                          01/20/12         1,541          1,607,847
   PMC Capital Limited Partnership,
       Series 98-1, Class A
       6.75%                          04/01/21         3,325          3,337,945
   PMC Capital Small Business
       Administration Loan-Backed
       Adjustable Rate Certificates,
       Series 97-1, Class A
       4.85%(b)                       09/15/23           683            675,667
   PMC Capital Small Business
       Administration Loan-Backed
       Adjustable Rate Certificates,
       Series 97-1, Class B
       5.20%(b)                       09/15/23           363            362,648
   Premier Auto Trust, Series 98-3,
       Class B
       6.14%                          09/08/04           423            430,809
   Ryder Vehicle Lease Trust, Series 98-A,
       Class A
       6.10%                          09/15/08         1,867          1,901,974



See accompanying notes to financial statements.

                                BlackRock Funds

                            STATEMENT OF NET ASSETS
                    LOW DURATION BOND PORTFOLIO (Continued)


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
ASSET BACKED SECURITIES (CONTINUED)
   Ryder Vehicle Lease Trust, Series 99-A,
       Class A3
       6.68%                          04/15/04       $ 2,450     $    2,485,984
   Standard Credit Card Master Trust,
       Series 94-4, Class A
       8.25%                          11/07/03           165            166,008
   SWB Loan Backed Certificates, Series
       98-1, Class AV
       4.25%(b)                       09/15/24         2,067          2,049,631
   The Money Store Small Business
       Administration Loan Backed Securities,
       Series 96-2, Class A
       4.68%(b)                       04/15/24           211            209,329
   The Money Store Small Business
       Administration Loan Backed Securities,
       Series 97-1, Class A
       4.62%(b)                       01/15/25           485            484,458
       4.40%(b)                       04/15/28         2,152          2,201,582
   The Money Store Small Business
       Administration Loan Backed
       Securities, Series 97-1, Class B
       5.11%(b)                       01/15/25         1,212          1,197,597
   USAA Auto Loan Grantor Trust, Series
       99-1, Class A
       6.10%                          02/15/06         1,692          1,730,493
                                                                 --------------
TOTAL ASSET BACKED SECURITIES
    (Cost $70,496,572)                                               71,379,984
                                                                 --------------
CORPORATE BONDS -- 13.2%
Banks -- 3.9%
   Bank One Corp.
       7.63%                          08/01/05         2,165          2,359,900
   Comerica Bank
       7.25%                          10/15/02           750            781,128
   European Investment Bank
       5.63%                       02/05-01/06         5,750          6,048,317
   FleetBoston Financial Corp.
       8.63%                          12/10/02         2,055          2,179,533
   KeyCorp
       7.30%                          02/03/03         1,505          1,589,450
                                                                 --------------
                                                                     12,958,328
                                                                 --------------
Finance -- 4.0%
   Associates Corp. N.A.
       5.75%                          11/01/03         3,000          3,117,195
   Ford Motor Credit Co.
       6.88%                          02/01/06         2,230          2,298,448
   General Motors Acceptance Corp.
       5.80%                          03/12/03         1,950          2,005,089
       6.75%                          01/15/06         1,400          1,441,171
   Lehman Brothers, Inc.
       7.25%                          04/15/03         1,075          1,132,260
   Norwest Finance, Inc.
       5.38%                          09/30/03           500            514,346
   Osprey Trust
       8.31%                          01/15/03         1,150          1,197,944
   Qwest Capital Funding
       5.88%                          08/03/04         1,750          1,776,338
                                                                 --------------
                                                                     13,482,791
                                                                 --------------
Insurance -- 1.4%
   Allstate Corp.
       7.88%                          05/01/05         1,080          1,182,792




                                                      Par(e)
                                      Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Insurance (Continued)
   Metropolitan Life Insurance Co.
       6.30%                          11/01/03       $ 1,720     $    1,796,449
   Prudential Insurance Co.
       6.88%                          04/15/03         1,500          1,569,870
                                                                 --------------
                                                                      4,549,111
                                                                 --------------
Multimedia -- 0.3%
   Viacom, Inc.
       6.88%                          09/01/03         1,000          1,055,180
                                                                 --------------
Pipelines -- 0.5%
   Amerada Hess Corp.
       5.30%                          08/15/04         1,530          1,552,522
                                                                 --------------
Real Estate -- 0.5%
   EOP Operating LP
       7.38%                          11/15/03         1,500          1,591,905
                                                                 --------------
Telecommunications -- 0.9%
   Sprint Capital Corp.
       5.88%                          05/01/04         1,325          1,333,719
   WorldCom, Inc.
       7.55%                          04/01/04         1,550          1,606,885
                                                                 --------------
                                                                      2,940,604
                                                                 --------------
Utility -- 1.7%
   Avon Energy Partners Holdings
       6.73%                          12/11/02           690            705,036
   Dominion Resources, Inc.
       6.00%                          01/31/03         2,150          2,216,371
   DTE Energy Co.
       6.00%                          06/01/04           875            909,904
   Limestone Electron Trust, Senior Notes
       8.63%(c)(d)                    03/15/03           860            902,011
   TECO Energy, Inc.
       7.00%                          10/01/02         1,050          1,080,786
                                                                 --------------
                                                                      5,814,108
                                                                 --------------
Yankee -- 0.0%
   Nordbanken
       4.31%(b)                       10/29/49           150            150,469
                                                                 --------------
TOTAL CORPORATE BONDS
  (Cost $42,959,329)                                                 44,095,018
                                                                 --------------
FOREIGN BONDS -- 0.7%
Denmark
   Nykredit Corp.
       8.00%                          10/01/32        10,132          1,272,429
   Unikredit Realkredit
       8.00%                          10/01/32         7,281            915,180
                                                                 --------------
TOTAL FOREIGN BONDS
  (Cost $2,101,780)                                                   2,187,609
                                                                 --------------
TAXABLE MUNICIPAL BONDS -- 0.2%
   Philadelphia Authority Industrial
       Development Tax Claim
       Collection Revenue Bond,
       Series 97, Class A
       6.49%
   (Cost $504,992)                    06/15/04           505            528,494
                                                                 --------------



See accompanying notes to financial statements.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (Concluded)

                                                   Par/Shares
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
SHORT TERM INVESTMENTS -- 9.6%
   Federal Home Loan Bank
       Discount Notes
       3.15%                          10/01/01       $25,300     $   25,300,000
   Galileo Money Market Fund                           6,864          6,864,400
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $32,164,400)                                                 32,164,400
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $348,580,925(a))                              106.1%        355,416,500

LIABILITIES IN EXCESS OF
  OTHER ASSETS (Including $28,521,633
  of investment purchases payable)                     (6.1%)       (20,484,186)
                                                    --------     --------------
NET ASSETS (Applicable to 11,194,147
  BlackRock shares, 13,249,631
  Institutional shares, 4,203,722 Service
  shares, 1,254,303 Investor A shares,
  2,007,153  Investor B shares and 909,518
  Investor C shares outstanding)                      100.0%     $  334,932,314
                                                    ========     ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BLACKROCK SHARE
  ($114,205,002 / 11,194,147)                                            $10.20
                                                                         ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($190,960,132 / 18,707,656)                                            $10.21
                                                                         ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                      $10.21
                                                                         ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.21 / 0.970)                                                       $10.53
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($20,485,008 / 2,007,153)                                              $10.21
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
  ($9,282,172 / 909,518)                                                 $10.21
                                                                         ======

______________
(a) The Cost for Federal income tax purposes is $348,842,642. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                                $7,027,024
    Gross unrealized depreciation                                  (453,166)

                                                                 ----------
                                                                 $6,573,858
                                                                 ==========
(b) Rates shown are the rates as of September 30, 2001.

(c) Securities pledged as collateral with a value of $314,241 on 58 short U.S. Treasury Notes futures contracts and 128 long U.S. Treasury Notes futures contracts expiring December 2001. The value of such contracts on September 30, 2001 was $24,318,172, thereby resulting in an unrealized loss of $107,798.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

(e) In local currency.

See accompanying notes to financial statements.

                                BlackRock Funds

                            STATEMENT OF NET ASSETS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 43.5%
   Small Business Administration
       Participation Certificates,
       Series 96-20H, Class 1
       7.25%                          08/01/16       $ 4,088     $    4,363,761
   Small Business Administration
       Participation Certificates,
       Series 96-20J, Class 1
       7.20%                          10/01/16         3,750          3,995,447
   Small Business Administration
       Participation Certificates,
       Series 98-20J, Class 1
       5.50%                          10/01/18         4,429          4,424,809
   Small Business Investment Cos.
       Pass-Through, Series 96-P10A,
       Class 1
       6.67%                          02/10/06         3,014          3,115,783
   U.S Treasury Bonds
       10.38%(f)                      11/15/12        12,015         15,869,196
       9.25%                          02/15/16         7,710         10,837,978
       8.50%                          02/15/20         4,745          6,453,575
   U.S. Treasury Notes
       4.25%                          03/31/03         1,900          1,943,362
       5.88%                          11/15/04        17,470         18,733,850
       7.88%                          11/15/04         6,900          7,801,043
       6.75%                          05/15/05         4,465          4,935,397
       5.75%(e)                       11/15/05        30,915         33,265,035
       4.63%(e)                       05/15/06         7,100          7,350,715
       6.13%                          08/15/07        10,350         11,402,792
       8.75%                          11/15/08         2,985          3,327,926
       6.00%                          08/15/09        12,195         13,411,171
       6.50%                          02/15/10         4,685          5,316,013
       5.00%                          08/15/11           485            501,141
                                                                 --------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $151,278,477)                                               157,048,994
                                                                 --------------
MORTGAGE PASS-THROUGHS -- 40.4%
   Federal Home Loan Mortgage Corp.
       7.00%                       05/02-03/10         1,389          1,566,223
       8.00%                       11/08-06/17         1,378          1,502,977
       6.50%                       03/11-09/31         7,881          8,194,337
       6.00%                          05/15/16           521            532,271
   Federal Home Loan Mortgage
       Corp. Gold
       6.50%                          04/01/08         1,807          1,885,324
       7.00%                          09/01/11         3,236          3,362,179
       6.00%                       04/14-10/16         9,141          9,317,612
   Federal Home Loan Mortgage Corp.
       15 Year Balloon
       6.50%                          11/01/09         3,856          3,972,808
   Federal National Mortgage Association
       8.50%                       06/03-08/09         1,902          2,050,905
       6.50%                       08/03-10/31        33,867         35,126,743
       6.13%                          11/25/03           417            431,530
       6.00%                       11/03-02/29        12,902         13,106,024
       6.09%                          10/01/08         7,126          7,480,996
       6.04%                          02/25/09         4,500          4,617,630
       7.00%                       03/09-03/13        12,046         12,557,957
       7.27%                          01/25/11         4,773          4,978,198
       5.50%                       01/14-12/14         6,351          6,368,565
       7.58%                          11/01/18         2,378          2,497,977
       7.55%(b)                       02/01/24         4,581          4,717,545



                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association
       10 Year Balloon
       6.00%                          02/01/04       $ 1,373     $    1,402,486
   Federal National Mortgage Association
       Multi-Family
       7.71%                          12/01/18         4,057          4,276,358
   Government National Mortgage
       Association
       7.25%                          04/15/06         3,232          3,369,680
       8.25%                       11/08-02/09         2,672          2,842,009
       7.00%                       10/09-12/27         6,570          6,850,105
       6.00%                          02/15/11         2,435          2,493,045
   MLCC Mortgage Investors, Inc.,
       Series 95-C2 (IO)
       10.40%(c)                      06/15/21        10,724            284,844
                                                                 --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $140,890,597)                                               145,786,328
                                                                 --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 2.1%
   Federal Home Loan Mortgage Corp.,
       Series 1361, Class I
       6.00%                          09/15/07         1,200          1,237,809
   Federal National Mortgage Association,
       Series 01-35, Class VC
       6.50%                          07/25/31         6,419          6,497,932
                                                                 --------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $7,787,801)                                                   7,735,741
                                                                 --------------
COMMERCIAL MORTGAGE
  BACKED SECURITIES -- 8.9%
   COMM, Series 99-1, Class A2
       6.46%                          09/15/08         1,100          1,156,767
   Credit Suisse First Boston Mortgage
       Securities Corp., Series 00-1,
       Class 4A
       6.63%                          03/15/15         2,436          2,485,177
   General Motors Acceptance Corp.
       Commercial Mortgage Securities,
       Inc., Series 97-C1, Class X (IO)
       8.26%(c)                       07/15/27        16,689          1,148,161
   General Motors Acceptance Corp.
       Commercial Mortgage Securities,
       Inc., Series 97-C2, Class A3
       6.57%                          11/15/07         2,850          3,002,554
   LB-UBS Commercial Mortgage Trust,
       Series 00-C5, Class A1
       6.41%                          01/15/10         2,801          2,948,378
   Mortgage Capital Funding, Inc.,
       Series 98-MC3, Class A2
       6.34%                          11/18/31         3,260          3,396,465
   Prudential Securities Secured Financing
       Co., Series 99-C2, Class A1
       6.96%                          06/15/08         2,778          2,971,232
   Residential Funding Mortgage
       Securities I, Inc., Series 98-S1,
       Class A1
       6.50%                          01/25/13         3,069          3,112,213
   Salomon Brothers Mortgage
       Securities VII, Series 00-NL1,
       Class A1
       6.60%                          10/01/30         2,352          2,483,447

See accompanying notes to financial statements.

                                BlackRock Funds

                            STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Continued)


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
COMMERCIAL MORTGAGE
  BACKED SECURITIES (CONTINUED)
   Structured Asset Mortgage Investments,
       Inc., Series 98-9, Class 2A2
       6.13%                          11/25/13       $ 3,965     $    3,995,116
   Summit Mortgage Trust, Series 00-1,
       Class B1
       6.14%(b)                       12/28/12         2,336          2,341,925
   Union Planters Mortgage Finance
       Corp., Series 98-1, Class A1
       6.35%                          01/25/28            93             92,369
   Washington Mutual Mortgage Securities
       Corp., Series 01-9, Class 1A1
       6.80%(b)                       04/25/28         2,978          3,024,596
                                                                 --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $30,742,190)                                                 32,158,400
                                                                 --------------
PROJECT LOANS -- 2.9%
   Federal Housing Authority, Merrill Lynch,
       Series 29, Class 1A1
       7.43%                          06/01/22         6,088          6,001,581
   Federal Housing Authority, USGI,
       Series 56
       7.46%                          01/01/23         4,581          4,470,707
                                                                 --------------
TOTAL PROJECT LOANS
  (Cost $10,907,200)                                                 10,472,288
                                                                 --------------
ASSET BACKED SECURITIES -- 12.6%
   ACLC Business Loan Receivables Trust,
       Series 98-1, Class A1
       6.44%                          09/15/19         7,256          6,893,370
   Boston Edison Co., Series 99-1,
       Class A4
       6.91%                          09/15/09         4,475          4,886,840
   Chevy Chase Auto Receivables Trust,
       Series 97-3, Class A
       6.20%                          03/20/04           344            346,236
   FMAC Loan Receivables Trust,
       Series 97-C, Class A
       6.75%                          12/15/19         3,358          3,352,609
   Green Tree Financial Corp., Series 97-5,
       Class A7
       7.13%(g)                       05/15/29         3,501          3,611,915
   Green Tree Financial Corp., Series 99-5,
       Class A3
       6.97%(g)                       04/01/31         3,100          3,208,016
   Huntington Auto Trust, Series 00-A,
       Class A4
       7.42%                          07/15/05         8,200          8,736,844
   Mellon Auto Grantor Trust, Series 00-1,
       Class A
       7.18%                          10/15/06         3,173          3,317,054
   PMC Capital Small Business
       Administration Loan-Backed
       Adjustable Rate Certificates,
       Series 97-1, Class A
       4.85%(b)                       09/15/23         1,138          1,126,111
   Provident Auto Lease Trust,
       Series 99-1, Class A2
       7.03%                          11/14/05         1,856          1,945,824



                                                    Par/Shares
                                      Maturity        (000)           Value
                                     __________      _______     _______________
ASSET BACKED SECURITIES (CONTINUED)
   Saxon Asset Securities Trust,
       Series 00-2, Class AF3
       8.05%                          06/25/15       $ 3,725     $    3,919,073
   SWB Loan Backed Certificates,
       Series 99-1, Class A
       7.38%                          05/15/25         1,839          1,767,771
   The Money Store Small Business
       Administration Loan Trust, Series
       99-1, Class A
       4.63%(b)                       07/15/25         2,431          2,428,587
                                                                 --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $44,343,228)                                                 45,540,250
                                                                 --------------
CORPORATE BONDS -- 1.0%
Banks -- 1.0%
   European Investment Bank
       5.63%                          02/03/05         1,700          1,786,367
       4.88%(d)                       09/06/06         1,650          1,683,181
                                                                 --------------
   (Cost $3,391,266)                                                  3,469,548
                                                                 --------------
TAXABLE MUNICIPAL BONDS -- 1.7%
   New Jersey State Economic
       Development Authority Pension
       Funding Zero Coupon Revenue
       Bond, Series 97, Class B
       6.62%(c)                       02/15/02         1,527          1,509,455
   Stanislaus County, California Taxable
       Pension Obligation Refunding
       Revenue Bond, Series 95
       7.15%                          08/15/13         4,230          4,668,651
                                                                 --------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $5,720,617)                                                   6,178,106
                                                                 --------------
SHORT TERM INVESTMENTS -- 3.5%
   Federal Home Loan Bank
       Discount Notes
       3.15%                          10/01/01         7,300          7,300,000
   Galileo Money Market Fund                           5,189          5,189,117
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $12,489,117)                                                 12,489,117
                                                                 --------------
TOTAL INVESTMENTS INSECURITIES
  (Cost $407,550,493(a))                              116.6%        420,878,772

LIABILITIES IN EXCESS OF
  OTHER ASSETS (Including $38,067,912
  of payable for financing transactions
  and $17,268,831 of investment
  purchases payable)                                  (16.6%)       (59,931,908)
                                                     -------     --------------
NET ASSETS (Applicable to 29,326,027
  Institutional shares, 3,065,443 Service
  shares, 1,327,074 Investor A shares,
  333,475 Investor B shares and 158,915
  Investor C shares outstanding)                      100.0%     $  360,946,864
                                                     =======     ==============



See accompanying notes to financial statements.

                                BlackRock Funds

                            STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Concluded)


As of September 30, 2001                                              Value
                                                                 _______________
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL AND
  SERVICE SHARE
  ($341,719,188 / 32,391,470)                                            $10.55
                                                                         ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
  ($14,032,716 / 1,327,074)                                              $10.57
                                                                         ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.57 / 0.960)                                                       $11.01
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($3,518,032 / 333,475)                                                 $10.55
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (subject to a maximum contingent
  deferred sales charge of 1.0%)
  PER INVESTOR C SHARE
   ($1,676,928 / 158,915)                                                $10.55
                                                                         ======

---------------
(a) Cost for Federal income tax purposes is $407,887,953. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

               Gross unrealized appreciation                     $14,430,762
               Gross unrealized depreciation                      (1,439,943)
                                                                 -----------
                                                                 $12,990,819
                                                                 ===========

(b) Rates shown are the rates as of September 30, 2001.

(c) Rates shown are the effective yields as of September 30, 2001.

(d) Total or partial securities on loan.

(e) Subject to financing transaction.

(f) Securities with a market value of $13,599,702 have been pledged as collateral for reverse repurchase agreements.

(g) Securities pledged as collateral with a value of $630,097 on 151 long U.S. Treasury Notes futures contracts, 125 short U.S. Treasury Notes futures contracts and 37 short U.S. Treasury Bonds futures contracts expiring December 2001. The value of such contracts on September 30, 2001 was $46,553,891, thereby resulting in an unrealized gain of $7,142.



See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                          INTERMEDIATE BOND PORTFOLIO


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 15.4%
   Small Business Administration
       Participation Certificates,
       Series 92-20H, Class 1
       7.40%                          08/01/12       $ 2,448     $    2,627,783
   Small Business Administration
       Participation Certificates,
       Series 96-20H, Class 1
       7.25%                          08/01/16         4,661          4,976,218
   Small Business Investment Cos.
       Pass-Through, Series 96-P10A,
       Class 1
       6.67%                          02/10/06         2,246          2,322,323
   Small Business Investment Cos.
       Pass-Through, Series 97-P10D,
       Class 1
       6.51%                          11/01/07           590            607,010
   Small Business Investment Cos.
       Pass-Through, Series 98-10A,
       Class 1
       6.12%                          02/01/08           404            407,247
   U.S. Treasury Bonds
       10.38%(d)                      11/15/12        34,270         45,263,199
       9.25%                          02/15/16        34,485         48,475,702
   U.S. Treasury Notes
       6.75%(e)                       05/15/05        18,900         20,891,153
       6.13%(d)                       08/15/07        15,965         17,588,944
       8.75%                          11/15/08        11,900         13,267,108
       6.00%                          08/15/09         6,245          6,867,795
       5.00%                          02/15/11         2,875          2,955,972
                                                                 --------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $162,208,677)                                               166,250,454
                                                                 --------------
MORTGAGE PASS-THROUGHS -- 25.9%
   Federal Home Loan Mortgage Corp.
       9.00%                       12/01-12/16            22             22,753
       9.50%                          01/01/05             8              8,075
       5.25%                          01/15/06        64,000         66,702,272
       8.50%                          07/01/06            10             10,805
       7.25%                          12/01/06           144            149,443
       7.50%                          02/01/07             7              6,871
       8.00%                       07/08-09/18         2,969          3,160,423
       7.00%                          03/15/10        13,550         15,295,619
       6.88%                          09/15/10        13,650         15,281,257
       6.50%                          03/01/11         3,644          3,784,506
       6.00%                          04/01/11         2,084          2,119,546
       8.25%                          11/01/15           602            631,537
   Federal Home Loan Mortgage Corp.
       1 Year CMT ARM
       7.93%(b)                       12/01/23         4,282          4,362,388
   Federal Home Loan Mortgage Corp.
       30 Year Balloon
       6.96%(b)                       07/01/27            95             96,673
   Federal Home Loan Mortgage
       Corp. Gold
       6.50%                          04/01/08         2,339          2,439,831
       7.00%                       01/09-09/11         6,010          6,244,919
       6.00%                       04/11-06/16        10,800         11,008,686
   Federal National Mortgage Association
       6.50%                       05/03-06/29         8,282          8,507,263
       6.00%                       01/04-05/29        18,394         18,718,037
       9.50%                          03/01/05             3              3,074
       7.00%                       10/07-05/11        14,610         15,240,109
       8.00%                       03/08-11/13         2,156          2,235,300
       5.50%                       02/09-12/14        45,509         45,658,958
       6.04%                          02/25/09         5,600          5,746,384


                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association (continued)
       7.50%                       05/09-10/14       $ 1,903     $    1,975,116
       8.50%                          08/01/09         2,417          2,607,287
       7.27%                          01/25/11         2,500          2,607,492
       9.61%(b)                       01/15/22         3,427          3,599,645
       7.55%(b)                       02/01/24         8,336          8,583,311
   Federal National Mortgage Association
       1 Year CMT ARM
       6.15%(b)                       02/01/29        13,865         14,051,566
   Federal National Mortgage Association
       10 Year Balloon
       6.00%                          02/01/04         1,053          1,076,090
   Government National Mortgage
       Association
       7.25%                          04/15/06           577            601,413
       8.25%                       08/08-02/09         3,803          4,045,435
       7.00%                       10/09-10/23        10,846         11,312,054
       9.50%                       05/16-02/17           171            182,014
       8.50%                       02/17-03/17           931            984,018
   MLCC Mortgage Investors, Inc.,
       Series 95-C1, Class C
       7.26%(b)                       05/25/15           736            746,060
   MLCC Mortgage Investors, Inc.,
       Series 95-C2 (IO)
       10.40%(c)                      06/15/21        17,244            458,053
                                                                 --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $273,317,829)                                               280,264,283
                                                                 --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 1.8%
   Federal Home Loan Mortgage Corp.,
       Series 1361, Class I
       6.00%                          09/15/07         2,228          2,298,798
   Federal Home Loan Mortgage Corp.,
       Series 2357, Class QV
       6.50%                          06/15/12        10,150         10,575,031
   Federal Home Loan Mortgage Corp.,
       Series 96T-2, Class A
       7.00%                          01/25/21         2,127          2,204,993
   Federal National Mortgage Association,
       Series 89-16, Class B (PO)
       6.20%(c)                       03/25/19           661            583,674
   Federal National Mortgage Association
       Strip Notes, Series 279, Class 1 (PO)
       6.00%(c)                       07/01/26           217            190,603
   Residential Asset Securitization Trust,
       Series 98-A4, Class 1A1
       6.75%                          05/25/28         3,810          3,836,577
                                                                 --------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $19,157,488)                                                 19,689,676
                                                                 --------------
COMMERCIAL MORTGAGE
  BACKED SECURITIES -- 9.5%
   1301 Avenue of the Americas Trust,
       Series 00-1301, Class A2
       7.14%(b)                       08/03/10         3,775          4,081,005
   Bayview Financial Acquisition Trust,
       Series 98-1, Class A1
       7.01%                          05/25/29         2,060          2,117,826
   Bosque Asset Corp., Series 97-1,
       Class A1
       7.66%                          06/05/02           315            273,849
   COMM, Series 99-1, Class A2
       6.46%                          09/15/08         2,480          2,607,984




See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (Continued)


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
COMMERCIAL MORTGAGE
  BACKED SECURITIES (CONTINUED)
   Credit Suisse First Boston Mortgage
       Securities Corp., Series 95-WF1,
       Class A2
       6.65%                          12/21/27        $  839     $      841,533
   Credit Suisse First Boston Mortgage
       Securities Corp., Series 00-1,
       Class 4A
       6.63%                          03/15/15         5,005          5,104,799
   Delta Airlines, Inc., Series 00-1,
       Class A1
       7.38%                          05/18/10         2,209          2,295,581
   Donaldson, Lufkin, and Jenrette, Inc.
       Commercial Mortgage Corp.,
       Series 98-CF1, Class A1B
       6.41%                          02/18/31         7,990          8,573,945
   Donaldson, Lufkin, and Jenrette, Inc.
       Commercial Mortgage Corp., Series
       98-CF2, Class A1B
       6.24%                          11/12/31         7,045          7,499,771
   General Motors Acceptance Corp.
       Commercial Mortgage Securities, Inc.,
       Series 97-C1, Class X (IO)
       8.26%(c)                       07/15/27        24,981          1,727,706
   General Motors Acceptance Corp.
       Commercial Mortgage Securities, Inc.,
       Series 97-C2, Class A3
       6.57%                          11/15/07         4,325          4,556,508
   J.P. Morgan Chase & Co. Commercial
       Mortgage Securities Corp.,
       Series 97-2, Class A2
       6.60%                          11/19/07         5,215          5,541,406
   LB-UBS Commercial Mortgage Trust,
       Series 00-C5, Class A1
       6.41%                          01/15/10         5,991          6,305,837
   Mortgage Capital Funding, Inc.,
       Series 98-MC3, Class A2
       6.34%                          11/18/31         7,350          7,657,674
   NationsLink Funding Corp.,
       Series 99-SL, Class A6
       6.61%                          04/10/07         2,885          3,052,277
   NYC Mortgage Loan Trust, Series 96,
       Class A1
       6.75%                          06/25/06         2,945          3,091,120
   Residential Funding Mortgage
       Securities I, Inc., Series 98-S1,
       Class A1
       6.50%                          01/25/13         5,337          5,412,545
   Salomon Brothers Mortgage
       Securities VII, Series 00-NL1,
       Class A1
       6.60%                          10/01/30         4,033          4,259,624
   Structured Asset Mortgage Investments,
       Inc., Series 98-9, Class 2A2
       6.13%                          11/25/13         5,987          6,032,383
   Student Loan Marketing Association,
       Series 98-2, Class A1
       3.11%(b)                       04/25/07         8,352          8,354,099
   Summit Mortgage Trust, Series 00-1,
       Class B1
       6.14%(b)                       12/28/12         4,672          4,683,849
   Union Planters Mortgage Finance Corp.,
       Series 98-1, Class A1
       6.35%                          01/25/28           223            222,143



                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
COMMERCIAL MORTGAGE
   BACKED SECURITIES (CONTINUED)
   Washington Mutual Mortgage Securities
       Corp., Series 01-9, Class 1A1
       6.80%(b)                       04/25/28       $ 7,739     $    7,860,332
                                                                 --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $98,692,452)                                                102,153,796
                                                                 --------------
PROJECT LOANS -- 0.4%
   Federal Housing Authority, USGI,
       Series 56
       7.46%
   (Cost $4,559,616)                  01/01/23         4,506          4,397,417
                                                                 --------------
ASSET BACKED SECURITIES -- 8.0%
   ACLC Business Loan Receivables Trust,
       Series 98-1, Class A1
       6.44%                          09/15/19         3,361          3,192,719
   Amresco Securitized Net Interest
       Margin Trust, Series 96-1, Class A
       8.10%                          04/26/26           464            406,722
   Boston Edison Co., Series 99-1,
       Class A4
       6.91%                          09/15/09         5,500          6,006,172
   Chevy Chase Auto Receivables Trust,
       Series 97-3, Class A
       6.20%                          03/20/04           350            352,907
   FMAC Loan Receivables Trust,
       Series 97-C, Class A
       6.75%                          12/15/19         5,709          5,699,436
   FMAC Loan Receivables Trust,
       Series 98-CA, Class A1
       5.99%                          11/15/04         3,311          3,340,729
   General Motors Acceptance Corp.,
       Series 97
       7.43%                          02/21/21           915            918,611
   Green Tree Financial Corp., Series 96-7,
       Class A6
       7.65%                          10/15/27         3,282          3,517,422
   Green Tree Financial Corp., Series 99-4,
       Class A5
       6.97%                          02/01/21         4,825          4,926,325
   Green Tree Financial Corp., Series 99-5,
       Class A3
       6.97%(f)                       04/01/31         5,265          5,448,452
   Huntington Auto Trust, Series 00-A,
       Class A4
       7.42%                          07/15/05         7,100          7,564,828
   IFC Small Business Administration
       Loan-Backed Adjustable Rate
       Certificates, Series 97-1, Class A
       4.50%(b)                       01/15/24         1,678          1,661,230
   Mellon Auto Grantor Trust, Series 00-1,
       Class A
       7.18%                          10/15/06         5,461          5,708,750
   Nissan Auto Lease Trust, Series 00-A,
       Class A3
       7.80%                          05/20/03         2,100          2,187,937
   Nissan Auto Receivables Owner Trust,
       Series 01-B, Class A4
       5.35%                          10/15/06         4,725          4,881,700
   PBG Equipment Trust, Series 00-1A,
       Class A
       6.27%                          01/20/12         6,307          6,581,456




See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (Continued)


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
ASSET BACKED SECURITIES (CONTINUED)
   PMC Capital Limited Partnership,
       Series 98-1, Class A
       6.75%                          04/01/21       $ 1,955     $    1,962,391
   PMC Capital Small Business
       Administration Loan-Backed
       Adjustable Rate Certificates,
       Series 97-1, Class A
       4.85%(b)                       09/15/23         1,867          1,847,892
   Provident Auto Lease Trust, Series 99-1,
       Class A2
       7.03%                          11/14/05         2,321          2,432,280
   Ryder Vehicle Lease Trust, Series 98-A,
       Class A
       6.10%                          09/15/08           345            351,134
   Saxon Asset Securities Trust,
       Series 00-2, Class AF3
       8.05%                          06/25/15         6,800          7,154,280
   SWB Loan Backed Certificates,
       Series 99-1, Class A
       7.38%                          05/15/25         2,393          2,300,231
   The Money Store Small Business
       Administration Loan Trust,
       Series 96-1, Class A
       4.79%(b)                       07/15/21         1,303          1,298,767
   The Money Store Small Business
       Administration Loan Trust,
       Series 99-1, Class A
       4.63%(b)                       07/15/25         3,241          3,238,117
   Toyota Auto Receivables Owner Trust,
       Series 00-A, Class A4
       7.21%                          04/15/07         3,475          3,705,762
                                                                 --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $84,239,484)                                                 86,686,250
                                                                 --------------
CORPORATE BONDS -- 37.6%
Aerospace -- 1.5%
   BAE Systems 2001 Asset Trust
       6.66%                          09/15/13         3,440          3,557,572
   Lockheed Martin Corp.
       6.50%                          04/15/03         1,725          1,784,162
       8.20%                          12/01/09         3,285          3,716,123
       7.20%                          05/01/36         1,300          1,383,892
   Raytheon Co.
       6.30%                          03/15/05         2,375          2,436,759
       6.75%                          08/15/07         3,000          3,096,519
                                                                 --------------
                                                                     15,975,027
                                                                 --------------
Banks -- 3.0%
   Bank One Corp.
       7.63%                          08/01/05         7,200          7,848,166
       6.50%                          02/01/06           420            442,692
   Barclays Bank PLC
       8.55%(b)(d)                    06/15/11         2,525          2,868,504
   European Investment Bank
       5.63%                          01/24/06         5,175          5,456,228
       4.88%(d)                       09/06/06         4,600          4,692,506
   First Union Corp.
       7.55%                          08/18/05         5,100          5,581,511
   Northern Trust Co.
       6.30%                          03/07/11         4,400          4,481,048
   Wells Fargo Bank N.A.
       6.45%                          02/01/11         1,450          1,494,892
                                                                 --------------
                                                                     32,865,547
                                                                 --------------




                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Entertainment & Leisure -- 1.0%
   AOL Time Warner, Inc.
       8.11%                          08/15/06       $ 5,359     $    5,971,293
       9.13%                          01/15/13         3,920          4,654,570
                                                                 --------------
                                                                     10,625,863
                                                                 --------------
Finance -- 12.2%
   AIG Sunamerica Co.
       7.60%                          06/15/05         4,300          4,719,336
   American General Financial Corp.
       8.13%                          08/15/09         2,250          2,536,025
   Associates Corp.
       7.75%                          02/15/05         4,125          4,472,931
   Bear Stearns Co., Inc.
       7.80%                          08/15/07         2,500          2,738,045
   Citigroup, Inc.
       7.75%                          06/15/06         3,480          3,864,001
       6.38%                          11/15/08         1,710          1,760,934
       7.25%                          10/01/10         6,875          7,495,579
   Donaldson, Lufkin, & Jenrette, Inc.
       6.88%                          11/01/05         3,111          3,326,088
   Equitable Life Surplus
       6.95%                          12/01/05         1,750          1,850,048
   ERAC USA Finance Co.
       6.95%                          03/01/04         1,375          1,432,365
   Ford Motor Credit Co.
       7.60%                          08/01/05         9,370          9,905,964
       6.88%                          02/01/06        11,525         11,878,748
       7.38%                          10/28/09         8,400          8,582,272
   General Motors Acceptance Corp.
       5.88%                          01/22/03         2,725          2,791,812
       6.75%                          01/15/06        12,690         13,063,188
       5.85%                          01/14/09         2,190          2,086,936
       7.75%                          01/19/10         4,090          4,281,089
   ING Capital Funding Trust III
       8.44%                          12/29/49         2,800          3,080,000
   J.P. Morgan Chase & Co., Inc.
       8.38%(b)                       02/15/12         3,700          3,585,670
   Lehman Brothers Holdings, Inc.
       6.25%                          05/15/06         5,590          5,752,725
   NiSource Finance Corp.
       7.88%                          11/15/10         1,275          1,422,704
   Prudential Funding LLC
       6.60%                          05/15/08           810            840,723
   Qwest Capital Funding
       5.88%                          08/03/04         6,750          6,851,588
       7.00%                          08/03/09         7,385          7,437,655
   U.S. Bancorp
       6.50%                          06/15/04         4,180          4,430,967
   UBS Preferred Funding Trust I
       8.62%                          10/29/49         3,975          4,505,885
   Verizon Global Funding Corp.
       6.75%                          12/01/05         2,525          2,685,413
       7.25%                          12/01/10         3,975          4,298,486
                                                                 --------------
                                                                    131,677,177
                                                                 --------------
Food & Agriculture -- 1.1%
   Kellogg Co.
       6.00%                          04/01/06           900            932,132
       6.60%                          04/01/11         2,675          2,777,225
   Kroger Corp.
       6.80%                          04/01/11         3,725          3,866,483
   Pharmacia Corp.
       5.75%                          12/01/05         4,125          4,279,564
                                                                 --------------
                                                                     11,855,404
                                                                 --------------



See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (Continued)

                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Insurance -- 1.0%
   Allstate Corp.
       7.88%                          05/01/05       $ 2,780     $    3,044,595
       7.20%                          12/01/09         1,690          1,801,543
   Everest Reinsurance Holdings
       8.50%                          03/15/05         2,710          2,955,553
   Metropolitan Life Insurance Co.
       6.30%                          11/01/03         3,265          3,410,119
                                                                 --------------
                                                                     11,211,810
                                                                 --------------
Miscellaneous -- 4.4%
   Atlantic Richfield Co.
       10.88%                         07/15/05         2,960          3,595,583
   Baker Hughes, Inc.
       6.00%                          02/15/09         2,275          2,297,871
   DaimlerChrysler North America
       Holdings
       7.75%(d)                       01/18/11         2,910          3,045,108
   Dow Chemical Co.
       5.97%                          01/15/09         3,773          3,817,057
   Honeywell International
       7.50%                          03/01/10         4,000          4,320,948
   IBM Corp.
       6.00%                          11/30/04         2,800          2,915,938
   International Paper Co.
       8.00%                          07/08/03         4,990          5,291,596
   Litton Industries, Inc.
       6.05%                          04/15/03         4,700          4,813,181
   McDonnell Douglas Corp.
       9.75%                          04/01/12         2,145          2,695,025
   Osprey Trust / Osprey I Inc.
       7.80%                          01/15/03         4,450          4,609,274
   Union Carbide Corp.
       6.75%                          04/01/03         2,100          2,198,385
   Waste Management, Inc.
       7.00%                          10/15/06         1,825          1,916,847
   Weyerhaeuser Co.
       6.00%                          08/01/06         1,625          1,673,116
   Williams Holdings of Delaware
       6.13%                          12/01/03         3,650          3,782,751
                                                                 --------------
                                                                     46,972,680
                                                                 --------------
Pharmaceuticals -- 0.7%
   Bristol-Myers Squibb Co.
       4.75%                          10/01/06         7,785          7,774,327
                                                                 --------------
Pipelines -- 1.8%
   Amerada Hess Corp.
       5.30%                          08/15/04         7,160          7,265,395
   Anadarko Finance Co.
       6.75%                          05/01/11         3,300          3,377,292
   Conoco, Inc.
       5.90%                          04/15/04         3,275          3,378,827
       6.35%                          04/15/09         1,175          1,171,499
   Kinder Morgan, Inc.
       6.45%                          03/01/03         2,175          2,245,448
   Trans-Canada Pipelines Ltd.
       7.88%                          12/15/02         2,175          2,275,311
                                                                 --------------
                                                                     19,713,772
                                                                 --------------



                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Real Estate -- 0.8%
   EOP Operating LP
       7.38%                          11/15/03       $ 5,000     $    5,306,350
       6.95%                          03/02/11         2,800          2,855,163
                                                                 --------------
                                                                      8,161,513
                                                                 --------------
Retail Merchandising -- 0.7%
   Kohl's Corp.
       6.30%(d)                       03/01/11         3,125          3,184,719
   Sears Roebuck Acceptance
       6.75%                          08/15/11         4,250          4,121,820
                                                                 --------------
                                                                      7,306,539
                                                                 --------------
Telecommunications -- 3.5%
   AT&T Corp.
       6.00%                          03/15/09         4,000          3,940,212
   Cable and Wireless Optus Finance
       8.00%                          06/22/10         2,750          3,051,362
   Comcast Cable Communications Corp.
       8.38%                          11/01/05         6,195          6,814,500
       6.38%                          01/30/06         2,575          2,655,932
   Qwest Corp.
       7.20%                          11/01/04         2,710          2,878,838
   Sprint Capital Corp.
       5.88%                          05/01/04         3,775          3,799,840
   Viacom, Inc.
       7.70%                          07/30/10         5,080          5,567,482
   WorldCom, Inc.
       7.88%                          05/15/03         2,850          2,979,875
       7.38%                          01/15/06           540            563,582
       8.25%                          05/15/10         4,900          5,167,638
                                                                 --------------
                                                                     37,419,261
                                                                 --------------
Transportation -- 0.8%
   Burlington Northern Santa Fe Corp.
       7.88%                          04/15/07         4,500          5,020,830
   Federal Express Corp.
       6.72%                          01/15/22         2,568          2,462,437
   United Air Lines, Inc.
       6.20%                          09/01/08         1,475          1,356,115
                                                                 --------------
                                                                      8,839,382
                                                                 --------------
Utility -- 2.1%
   Calpine Corp.
       8.25%                          08/15/05         1,860          1,904,435
   Carolina Power & Light
       7.50%                          04/01/05         2,850          3,081,078
   Dominion Resources, Inc.
       6.00%                          01/31/03         6,300          6,494,481
   DTE Energy Co.
       6.00%                          06/01/04         3,175          3,301,651
       6.45%                          06/01/06         1,325          1,392,933
   Florida Power & Light Co.
       6.88%                          12/01/05         2,500          2,703,625
   Limestone Electron Trust, Senior Notes
       8.63%(g)                       03/15/03         2,500          2,622,125
   Progress Energy, Inc.
       6.75%                          03/01/06         1,365          1,453,165
                                                                 --------------
                                                                     22,953,493
                                                                 --------------



See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (Concluded)

                                                    Par/Shares
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Yankee -- 3.0%
   Asian Development Bank
       6.38%                          10/01/04       $ 1,470     $    1,542,427
   Japan Highway Pub. Corp.
       7.25%                          07/26/05         3,500          3,825,550
   Mobil Oil Canada
       5.00%                          12/21/04         3,500          3,541,229
   Nordbanken
       4.31%(b)                       10/29/49         4,950          4,965,469
   Swedbank
       7.50%                          09/29/49         2,200          2,258,300
   Tyco International Group, S.A.
       5.88%                          11/01/04         5,865          6,084,943
       5.80%                          08/01/06         3,950          4,032,322
   United Mexican States
       8.50%(d)                       02/01/06         1,265          1,310,540
       10.38%                         02/17/09         4,850          5,383,500
                                                                 --------------
                                                                     32,944,280
                                                                 --------------
TOTAL CORPORATE BONDS
  (Cost $394,048,891)                                               406,296,075
                                                                 --------------
TAXABLE MUNICIPAL BONDS -- 1.4%
   New Jersey Economic Development
       Authority State Pension Funding
       Zero Coupon Revenue Bond,
       Series 97, Class B
       6.94%(c)                       02/15/05         2,900          2,497,338
   New York State Power Authority and
       General Purpose Revenue Bond,
       Series 98, Class B
       6.11%                          02/15/11         5,600          5,778,360
   Philadelphia Authority Industrial
       Development Tax Claim Collection
       Revenue Bond, Series 97, Class A
       6.49%                          06/15/04         6,439          6,738,300
                                                                 --------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $14,343,258)                                                 15,013,998
                                                                 --------------
SHORT TERM INVESTMENTS -- 0.0%
   Galileo Money Market Fund
   (Cost $426,041)                                       426            426,041
                                                                 --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,050,993,736(a))                                       $1,081,177,990
                                                                 ==============

--------------
(a) Cost for Federal income tax purposes is $1,051,073,783. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

               Gross unrealized appreciation                     $31,538,674
               Gross unrealized depreciation                     (1,434,467)
                                                                 -----------
                                                                 $30,104,207
                                                                 ===========
(b) Rates shown are the rates as of September 30, 2001.

(c) Rates shown are the effective yields as of September 30, 2001.

(d) Total or partial securities on loan.

(e) Subject to financing transaction.

(f) Securities pledged as collateral with a value of $626,812 on 254 long U.S. Treasury Notes futures contracts and 60 short U.S. Treasury Notes futures contracts expiring December 2001. The value of such contracts on September 30, 2001 was $40,233,313, thereby resulting in an unrealized gain of $239,139.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

See accompanying notes to financial statements.

                                BlackRock Funds

                      STATEMENT OF ASSETS AND LIABILITIES
                          INTERMEDIATE BOND PORTFOLIO


September 30, 2001

ASSETS
     Investments at value (Cost $1,050,993,736)......................      $1,081,177,990
     Collateral received for securities loaned.......................          76,200,673
     Collateral received for swap contracts..........................           1,441,781
     Interest receivable.............................................          12,968,788
     Interest receivable on interest rate swaps......................              41,944
     Principal receivable............................................             371,014
     Investments sold receivable.....................................          24,103,676
     Capital shares sold receivable..................................             962,400
     Prepaid expenses................................................              36,949
     Unrealized appreciation on interest rate swaps..................           4,141,060
                                                                           --------------
                    TOTAL ASSETS.....................................       1,201,446,275
                                                                           --------------
LIABILITIES
     Investments purchased payable...................................          26,741,316
     Payable upon return of securities loaned........................          76,200,673
     Payable upon termination of swap contracts......................           1,441,781
     Capital shares redeemed payable.................................           6,545,835
     Distributions payable...........................................           5,020,740
     Advisory fees payable...........................................             263,158
     Administrative fees payable.....................................             140,691
     Transfer agent fees payable.....................................              12,601
     Other accrued expenses payable..................................              87,922
     Payable for financing transactions..............................           9,388,755
     Interest payable on interest rate swaps.........................              67,155
     Unrealized depreciation on interest rate swaps..................           2,444,599
     Futures margin payable                                                        20,880
                                                                           --------------
                    TOTAL LIABILITIES................................         128,376,106
                                                                           --------------
NET ASSETS (Applicable to 53,938,593 BlackRock shares,
     51,750,393 Institutional shares, 3,638,860 Service shares,
     731,614 Investor A shares, 301,925 Investor B shares and
     91,041 Investor C shares outstanding)...........................      $1,073,070,169
                                                                           ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
     BLACKROCK SHARE
     ($524,045,886 / 53,938,593).....................................              $ 9.72
                                                                                   ======
NET ASSET VALUE AND REDEMPTION PRICE
     PER INSTITUTIONAL, SERVICE AND INVESTOR
     A SHARE ($545,205,791 / 56,120,867).............................              $ 9.71
                                                                                   ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE...................              $ 9.71
                                                                                   ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($9.71 / 0.960)..........              $10.11
                                                                                   ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     (subject to a maximum contingent deferred sales charge of 4.5%)
     PER INVESTOR B SHARE ($2,933,314 / 301,925).....................              $ 9.72
                                                                                   ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     (subject to a maximum contingent deferred sales charge of 1.0%)
     PER INVESTOR C SHARE ($885,178 / 91,041)........................              $ 9.72
                                                                                   ======


See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                        CORE BOND TOTAL RETURN PORTFOLIO


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 15.0%
   Overseas Private Investment Co.
       4.86%                          12/16/06        $  282     $      294,421
       5.69%                          12/16/06           626            678,172
       5.92%                          12/16/06         1,911          1,967,108
       6.38%                          12/16/06         1,783          1,852,256
       6.46%                          12/16/06           193            200,418
       6.53%                          12/16/06           466            485,655
       6.66%                          12/16/06           848            927,718
       6.87%                          12/16/06           925          1,020,475
       7.01%                          12/16/06           606            672,270
       7.42%                          12/16/06         1,384          1,562,043
       6.27%                       12/06-05/12         3,085          3,198,495
       5.46%                          05/29/12           338            339,539
       5.79%                          05/29/12           590            603,023
       5.88%                          05/29/12           405            418,372
       5.94%                          05/29/12         1,114          1,188,785
       6.10%                          05/29/12           372            388,260
       6.81%                          05/29/12           438            489,088
       6.84%                          05/29/12           570            600,748
       6.89%                          05/29/12         3,483          3,748,571
       6.91%                          05/29/12         1,170          1,315,945
       7.35%                          05/29/12           309            351,695
   Small Business Administration
       Participation Certificates,
       Series 92-20H, Class 1
       7.40%                          08/01/12           147            157,667
   Small Business Administration
       Participation Certificates,
       Series 96-20J, Class 1
       7.20%                          10/01/16         2,920          3,111,348
   Small Business Administration
       Participation Certificates,
       Series 97-20B, Class 1
       7.10%                          02/01/17         2,524          2,682,258
   Small Business Investment Cos.
       Pass-Through, Series 97-P10C,
       Class 1
       6.85%                          08/01/07         4,585          4,760,663
   Small Business Investment Cos.
       Pass-Through, Series 97-P10D,
       Class 1
       6.51%                          11/10/07           551            566,543
   Small Business Investment Cos.
       Pass-Through, Series 98-10A,
       Class 1
       6.12%                          02/01/08           376            379,086
   U.S. Treasury Bonds
       10.38%(d)                      11/15/12        17,820         23,536,335
       9.25%                          02/15/16         9,315         13,094,133
       8.13%(d)                       08/15/19        24,390         32,013,802
       8.50%                          02/15/20        33,815         45,991,071
       8.75%                          08/15/20         2,685          3,742,219
       6.25%                       08/23-05/30        20,420         22,473,107
       6.88%                          08/15/25         6,880          8,139,363
       6.00%(d)                       02/15/26        25,815         27,547,445
   U.S. Treasury Notes
       4.63%(e)                       05/15/06        11,025         11,414,315
       6.13%(d)                       08/15/07         4,150          4,572,134
       4.75%                          11/15/08         2,000          2,045,938
   U.S. Treasury Strip Notes
       5.96%(c)                        5/18/18        17,950          6,707,949
       5.89%(c)                       11/15/18        18,000          6,519,618
       5.86%(c)                        2/15/19        53,550         19,110,442



                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS (CONTINUED)
   U.S. Treasury Strip Notes (Continued)
       5.91%(c)                       05/15/20      $ 18,300     $    6,031,222
       5.86%(c)                       11/15/21        29,225          8,791,055
                                                                 --------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $268,525,276)                                               275,690,770
                                                                 --------------
MORTGAGE PASS-THROUGHS -- 41.1%
   Federal Home Loan Mortgage Corp.
       7.00%                          07/15/05         7,365          8,135,747
       5.25%                          01/15/06        10,000         10,422,230
   Federal Home Loan Mortgage
       Corp. Gold
       7.50%                       09/05-05/30         2,939          3,060,452
       5.50%                       03/11-07/15        50,968         51,083,699
       6.00%                       04/11-06/31        81,957         82,992,103
       8.00%                       11/15-05/30         2,110          2,212,316
       7.00%                       03/25-10/31         2,806          2,906,357
       6.50%                       11/29-06/31        12,744         12,995,375
   Federal National Mortgage Association
       5.50%                       02/06-03/16       137,026        138,350,776
       6.50%                       06/08-10/31       227,352        232,770,058
       6.00%                       09/08-09/29       107,324        108,612,541
       8.00%                       10/09-05/22            59             62,299
       7.50%                          09/01/22           110            114,845
       7.00%                       02/24-04/31         5,108          5,286,390
   Federal National Mortgage
       Association Gold
       6.00%                          10/18/31        18,654         18,992,104
   Government National Mortgage
       Association
       8.50%                       01/10-04/17           119            125,305
       7.00%                       03/13-01/29        17,823         18,524,112
       6.00%                          11/15/14         6,285          6,434,527
       9.00%                          07/15/18            16             17,226
       7.50%                       05/23-04/30         1,212          1,265,146
       7.63%                          10/20/23         7,400          7,649,607
       6.50%                       12/23-07/29        35,436         36,144,487
       8.00%                       06/25-12/27         1,242          1,304,867
   MLCC Mortgage Investors, Inc.,
       Series 95-C2 (IO)
       10.40%(c)                      06/15/21        27,841            739,522
   MLCC Mortgage Investors, Inc.,
       Series 96-C1, Class A3
       7.42%                          04/25/28         3,000          3,152,145
                                                                 --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $731,455,215)                                               753,354,236
                                                                 --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.5%
   Federal Home Loan Mortgage Corp.,
       Series 1361, Class I
       6.00%                          09/15/07         4,113          4,243,915
   Federal National Mortgage Association
       Strip Notes, Series 279, Class 1 (PO)
       6.00%(c)                       07/01/26           150            132,016
   Federal National Mortgage Association,
       Series 96-54, Class A (PO)
       6.50%(c)                       04/25/21           431            422,219
   Federal National Mortgage Association,
       Series 99-17, Class HJ (PO)
       4.00%(c)                       12/25/23           805            466,648



See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (Continued)


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association,
       Series 99-17, Class JH (PO)
       5.00%(c)                       04/25/24       $ 1,600     $      963,000
   Federal National Mortgage Association,
       Series 99-51, Class L (PO)
       5.60%(c)                       10/25/29           580            471,366
   Salomon Brothers Mortgage Securities
       VI, Series 87-1 (IO)
       7.00%(c)                       02/17/17           950            166,944
   Salomon Brothers Mortgage Securities
       VI, Series 87-1 (PO)
       7.00%(c)                       02/17/17           991            852,840
   Salomon Brothers Mortgage Securities
       VI, Series 87-2 (IO)
       6.00%(c)                       03/06/17           705            128,055
   Salomon Brothers Mortgage Securities
       VI, Series 87-2 (PO)
       6.00%(c)                       03/06/17           705            602,727
   Salomon Brothers Mortgage Securities,
       Series 87-3, Class A (PO)
       12.50%(c)                      10/23/17           308            271,141
   Salomon Brothers Mortgage Securities,
       Series 87-3, Class B (IO)
       5.00%(c)                       10/23/17           233             42,097
   Structured Asset Securities Corp.,
       Series 96-CFL, Class X1 (IO)
       5.05%(c)                       02/25/28        13,810            828,581
                                                                 --------------
TOTAL MULTIPLE CLASS
  MORTGAGE PASS-THROUGHS
  (Cost $9,332,036)                                                   9,591,549
                                                                 --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 8.3%
   Chase Commercial Mortgage Securities
       Corp., Series 97-1, Class X (IO)
       8.69%(c)                       04/19/15        43,610          2,526,560
   Citicorp Mortgage Securities, Inc.,
       Series 01-11, Class 2A
       6.25%                          07/30/31         9,215          9,286,671
   Credit Suisse First Boston Mortgage
       Securities Corp., Series 97-C1,
       Class AX (IO)
       8.60%(c)                       04/20/22        58,286          4,323,550
   Credit Suisse First Boston Mortgage
       Securities Corp., Series 97-C2,
       Class AX (IO)
       8.32%(c)                       11/17/22        18,917          1,001,832
   Credit Suisse First Boston Mortgage
       Securities Corp., Series 00-1,
       Class 4A
       6.63%                          03/15/15         8,751          8,926,268
   Deutsche Mortgage and Asset
       Receiving Corp., Series 98-C1,
       Class A1
       6.22%                          09/15/07           200            208,627
   Donaldson, Lufkin, and Jenrette, Inc.
       Mortgage Acceptance Corp.,
       Series 95-CF2, Class A1A
       6.65%                          12/17/27            50             50,322
   Donaldson, Lufkin, and Jenrette, Inc.
       Mortgage Acceptance Corp.,
       Series 97-CF1, Class A1B
       7.60%                          05/15/30         7,000          7,821,276




                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
COMMERCIAL MORTGAGE BACKED
   SECURITIES (CONTINUED)
   First Union-Lehman Brothers
       Commercial Mortgage Trust,
       Series 97-C1, Class A3
       7.38%                          04/18/07      $ 10,485     $   11,356,566
   General Motors Acceptance Corp.
       Commercial Mortgage Securities,
       Inc., Series 97-C1, Class X (IO)
       8.26%(c)                       07/15/27        55,632          3,827,401
   General Motors Acceptance Corp.
       Commercial Mortgage Securities,
       Inc., Series 97-C2, Class A3
       6.57%                          11/15/07         8,630          9,091,945
   General Motors Acceptance Corp.
       Commercial Mortgage Securities,
       Inc., Series 98-C2, Class A2
       6.42%                          08/15/08            28             29,011
   LB-UBS Commercial Mortgage Trust,
       Series 00-C5, Class A1
       6.41%                          01/15/10        12,138         12,776,305
   Lehman Brothers Commercial Conduit
       Mortgage Trust, Series 98-C4,
       Class X (IO)
       9.77%(c)                       09/15/23        17,436            560,835
   Morgan Stanley Capital Investments,
       Series 98-HF2, Class A2
       6.48%                          11/15/30        15,222         15,916,691
   Nomura Asset Securities Corp.,
       Series 98-D6, Class A1B
       6.59%                          03/15/30        12,465         13,236,979
   Norwest Asset Securities Corp.,
       Series 98-27, Class A1
       6.25%                          11/25/13         7,903          8,063,666
   Residential Accredit Loans, Inc.,
       Series 01-QS3, Class NB1
       7.25%                          03/25/31         7,112          7,254,269
   Residential Asset Securitization Trust,
       Series 98-A3, Class A
       6.50%                          04/25/13         4,169          4,326,698
   Residential Funding Mortgage
       Securities I, Series 98-S7, Class A1
       6.50%                          03/25/13         5,842          5,920,423
   Residential Funding Mortgage
       Securities I, Series 01-S12, Class IA1
       6.00%                          02/25/28        11,829         12,065,580
   Salomon Brothers Mortgage
       Securities VII, Series 00-NL1,
       Class A1
       6.60%                          10/01/30           724            764,876
   Structured Asset Mortgage Investments,
       Inc., Series 98-9, Class 2A2
       6.13%                          11/25/13         1,028          1,035,899
   Summit Mortgage Trust, Series 00-1,
       Class B1
       6.14%(b)                       12/28/12         6,230          6,245,132
   Union Acceptance Corp., Series 00-B,
       Class A4
       7.54%                          10/09/06         4,000          4,293,750
   Union Planters Mortgage Finance Corp.,
       Series 99-1, Class A1
       6.25%                          04/01/29           821            829,014
                                                                 --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $145,990,235)                                               151,740,146
                                                                 --------------



See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (Continued)


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
PROJECT LOANS -- 0.3%
   Evergreen Tower II, Construction Loan
       Collateral
       7.38%                          09/01/39        $  967     $    1,046,257
   Renaissance Apartments, Construction
       Loan Collateral
       7.50%                          06/01/39         3,614          3,936,007
   Renaissance Apartments, Construction
       Loan Commitment
       7.50%                          06/02/02           340            370,230
                                                                 --------------
TOTAL PROJECT LOANS
  (Cost $5,126,722)                                                   5,352,494
                                                                 --------------
ASSET BACKED SECURITIES -- 2.7%
   Amresco Securitized Net Interest Margin
       Trust, Series 96-1, Class A
       8.10%                          04/26/26           301            263,574
   Arcadia Automobile Receivables Trust,
       Series 97-C, Class A5
       6.55%                          06/15/05         4,000          4,058,125
   Chevy Chase Auto Receivables Trust,
       Series 97-3, Class A
       6.20%                          03/20/04           167            168,114
   Citibank Credit Card Master Trust I,
       Series 97-6, Class A (PO)
       7.61%(c)                       08/15/06        14,640         12,900,633
   Conseco Finance Securitizations Corp.,
       Series 00-4, Class A3
       7.47%                          05/01/32         7,575          7,978,605
   First Security Auto Owner Trust,
       Series 00-1, Class A3
       7.30%                          07/15/04         9,000          9,257,940
   First Security Auto Owner Trust,
       Series 00-2, Class A4
       6.93%                          01/15/05         5,845          6,163,728
   FMAC Loan Receivables Trust,
       Series 97-B, Class A
       6.85%                          09/15/19         3,879          3,873,847
   Ford Credit Auto Owner Trust,
       Series 00-C, Class A4
       7.24%                          02/15/04         1,155          1,194,523
   Ford Credit Auto Owner Trust,
       Series 00-E, Class A3
       6.74%                          12/15/02         3,075          3,098,625
                                                                 --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $45,749,532)                                                 48,957,714
                                                                 --------------
CORPORATE BONDS -- 22.6%
Aerospace -- 0.7%
   Lockheed Martin Corp.
       8.20%                          12/01/09         8,175          9,247,887
   Raytheon Co.
       7.00%                          11/02/28         3,725          3,466,597
                                                                 --------------
                                                                     12,714,484
                                                                 --------------
Banks -- 1.8%
   Bank One Corp.
       7.63%                          08/01/05         2,000          2,180,046
       6.50%                          02/01/06        11,425         12,042,281
   Barclays Bank PLC
       8.55%(d)                       06/15/11         2,300          2,612,894



                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Banks (Continued)
   European Investment Bank
       5.63%                          01/24/06       $ 5,800     $    6,115,193
       4.88%                          09/06/06         5,700          5,814,626
   International Finance Corp.
       7.13%                          04/06/05         3,950          4,332,293
                                                                 --------------
                                                                     33,097,333
                                                                 --------------
Chemicals -- 0.1%
   Dow Chemical Corp.
       5.25%                          05/14/04         1,330          1,370,635
                                                                 --------------
Entertainment & Leisure -- 1.0%
   AOL Time Warner, Inc.
       9.13%                          01/15/13         3,585          4,256,794
       7.25%                          10/15/17         4,510          4,458,703
       9.15%                          02/01/23         1,000          1,144,479
       7.63%                          04/15/31           545            554,188
   Viacom, Inc.
       7.75%                          06/01/05         7,150          7,833,812
                                                                 --------------
                                                                     18,247,976
                                                                 --------------
Finance -- 5.8%
   American General Institutional Capital
       7.57%                          12/01/45         2,175          2,197,685
   Bear Stearns Co., Inc.
       6.50%                          05/01/06         4,380          4,539,651
   Citigroup, Inc.
       7.25%                          10/01/10         8,325          9,076,464
   Credit Suisse First Boston USA, Inc.
       5.88%                          08/01/06         4,513          4,629,584
   Donaldson, Lufkin and Jenrette, Inc.
       8.00%                          03/01/05           725            802,107
   Ford Motor Credit Co.
       7.50%                          03/15/05         3,400          3,573,366
       7.60%                          08/01/05        15,905         16,814,766
       7.38%                          10/28/09         5,900          6,028,024
   General Motors Acceptance Corp.
       6.75%                          01/15/06         4,600          4,735,277
       7.75%                          01/19/10         7,825          8,190,592
       6.88%                          09/15/11         5,000          4,917,530
   J.P. Morgan Chase & Co.
       6.75%                          02/01/11           915            950,795
       8.38%(b)                       02/15/12           100             96,910
   Merrill Lynch & Co.
       6.13%                          05/16/06         2,840          2,962,077
   Prudential Funding LLC
       6.60%                          05/15/08         1,575          1,634,740
   Qwest Capital Funding
       5.88%                          08/03/04         5,000          5,075,250
       7.00%                          08/03/09         4,500          4,532,085
   Reliant Energy Finance Co. II
       7.40%                          11/15/02         2,770          2,856,701
   Sun Life Canada Capital Trust
       8.53%                          05/29/49         3,720          3,816,809
   Swedbank
       9.00%                          12/29/49         7,500          8,218,359
   Verizon Global Funding Corp.
       7.25%                          12/01/10         4,035          4,363,368
   Zurich Capital Trust I
       8.38%(g)                       06/01/37         3,785          3,810,541
                                                                 --------------
                                                                    103,822,681
                                                                 --------------



See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (Continued)


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Food & Agriculture -- 0.6%
   Heinz (H.J.) Co.
       6.63%                          07/15/11       $ 1,525     $    1,588,806
   Kellogg Co.
       6.00%                          04/01/06         1,125          1,165,165
       6.60%                          04/01/11         3,000          3,114,645
   Safeway, Inc.
       6.15%                          03/01/06         2,250          2,342,610
   Sara Lee Corp.
       6.25%                          09/15/11         2,640          2,673,422
                                                                 --------------
                                                                     10,884,648
                                                                 --------------
Industrial -- 1.5%
   Jones Apparel Group, Inc.
       6.25%                          10/01/01         7,585          7,585,000
   Osprey Trust / Osprey I Inc.
       7.80%                          01/15/03         7,350          7,613,071
   Pharmacia Corp.
       6.60%                          12/01/28         5,090          5,037,705
   Tyco Intl. Group, S.A.
       6.25%                          06/15/03         6,340          6,505,791
   Yosemite Securities Trust I
       8.25%                          11/15/04         2,910          3,063,386
                                                                 --------------
                                                                     29,804,953
                                                                 --------------
Insurance -- 1.1%
   Ace Capital Trust II
       9.70%                          04/01/30           790            878,665
   Allstate Corp.
       7.88%                          05/01/05         4,650          5,092,578
   Equitable Cos., Inc.
       9.00%                          12/15/04         3,500          3,925,982
   Everest Reinsurance Holdings
       8.50%                          03/15/05            20             21,812
   Jackson National Life Insurance Co.
       8.15%                          03/15/27         2,395          2,563,404
   John Hancock Global Funding II
       7.90%                          07/02/10         6,850          7,728,348
   Prudential Insurance Co.
       8.30%                          07/01/25           295            312,850
                                                                 --------------
                                                                     20,523,639
                                                                 --------------
Medical -- 0.1%
   Bristol-Myers Squibb Co.
       5.75%                          10/01/11         2,300          2,321,235
                                                                 --------------
Oil & Gas -- 1.2%
   Amerada Hess Corp.
       5.90%                          08/15/06         2,275          2,308,852
       7.88%                          10/01/29         1,920          1,992,000
       7.30%                          08/15/31         3,370          3,269,075
   Anadarko Finance Co.
       7.50%                          05/01/31         3,235          3,390,086
   Apache Corp.
       7.63%                          07/01/19         4,650          4,865,714
   Consolidated Natural Gas
       6.80%                          12/15/27         3,300          3,063,575
   KN Energy, Inc.
       7.25%                          03/01/28         3,300          3,196,439
   Tosco Corp.
       8.13%                          02/15/30           440            489,127
                                                                 --------------
                                                                     22,574,868
                                                                 --------------


                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Paper and Forest Products -- 0.3%
   International Paper Co.
       8.13%                          07/08/05       $ 4,320     $    4,673,592
                                                                 --------------
Pipelines -- 0.2%
   Conoco, Inc.
       5.90%                          04/15/04         3,250          3,353,035
       6.95%                          04/15/29           870            824,064
                                                                 --------------
                                                                      4,177,099
                                                                 --------------
Real Estate -- 0.3%
   EOP Operating LP
       6.63%                          02/15/05         4,425          4,638,360
                                                                 --------------
Retail Merchandising -- 0.2%
   Sears Roebuck Acceptance
       7.00%                          02/01/11         1,500          1,475,679
       6.75%                          08/15/11         2,325          2,254,878
                                                                 --------------
                                                                      3,730,557
                                                                 --------------
Telecommunications -- 2.7%
   AT&T Corp.
       6.50%                          03/15/29         3,850          3,289,363
   Cable and Wireless Optus Finance
       8.00%                          06/22/10         5,625          6,241,421
   Comcast Cable Communications Corp.
       6.88%                          06/15/09         3,375          3,427,751
       8.88%                          05/01/17         1,050          1,201,385
   Nortel Networks Ltd.
       6.13%                          02/15/06         1,180            908,600
   Qwest Capital Funding
       7.25%                          02/15/11         1,375          1,385,959
   Sprint Capital Corp.
       5.70%                          11/15/03         2,890          2,946,473
   Vodafone Group PLC
       7.75%                          02/15/10         7,500          8,219,925
   Worldcom, Inc.
       7.38%                          01/15/06        11,125         11,610,829
       8.25%                          05/15/31         4,505          4,427,289
   WPD Holdings
       7.25%                          12/15/17         6,555          6,136,700
                                                                 --------------
                                                                     49,795,695
                                                                 --------------
Transportation -- 0.2%
   Daimler-Chrysler North American
       Holdings, Inc.
       8.50%                          01/18/31         2,570          2,718,874
   Federal Express Corp.
       6.72%                          01/15/22         1,736          1,664,425
                                                                 --------------
                                                                     4,383,299
                                                                 --------------
Utility -- 1.9%
   Atlantic Richfield Co.
       9.13%                          03/01/11         4,960          6,073,009
   Calpine Corp.
       8.25%                          08/15/05         3,800          3,890,782
   Devon Energy Corp.
       6.88%                          09/30/11         1,875          1,868,138
       7.88%                          09/30/31         1,750          1,746,150
   Dominion Resources, Inc.
       6.00%                          01/31/03         2,950          3,041,067
   DTE Energy Co.
       6.45%                          06/01/06         3,775          3,968,544



See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (Concluded)


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Utility (Continued)
   Florida Power Corp.
       6.65%                          07/15/11       $ 3,250     $    3,409,185
   Pinnacle Partners
       8.83%                          08/15/04         6,000          6,325,500
   Progress Energy, Inc.
       6.75%                          03/01/06         1,425          1,517,041
   United Air Lines, Inc.
       6.60%                          09/01/13         2,650          2,363,050
                                                                 --------------
                                                                     34,202,466
                                                                 --------------
Yankee -- 2.9%
   Abbey National Capital Trust I
       8.96%(f)                       12/29/49         1,970          2,205,784
   Abbey National PLC
       7.35%(b)                       10/29/46         5,155          5,385,016
   Asian Development Bank
       6.38%                          10/01/28         3,010          3,158,303
   AT&T Canada, Inc.
       7.65%                          09/15/06         2,430          1,287,900
   Avon Energy Partners Holding
       7.05%                          12/11/07         2,215          2,227,891
   Buoni Poliennali del Tesoro
       5.00%                          06/15/03        22,235         20,725,586
   Government of Quebec
       6.13%                          01/22/11         1,675          1,732,154
   Pemex Finance Ltd.
       9.14%                          08/15/04         2,605          2,766,979
       9.03%                          02/15/11         1,700          1,870,748
   Quebec Province, Series NN
       7.13%                          02/09/24         2,250          2,388,141
   Swedbank
       7.50%                          09/29/49         2,800          2,874,200
   United Mexican States
       8.50%(d)                       02/01/06         2,805          2,905,980
       10.38%                         02/17/09         2,860          3,174,600
       8.13%                          12/30/19           950            848,027
                                                                 --------------
                                                                     53,551,309
                                                                 --------------
TOTAL CORPORATE BONDS
  (Cost $402,188,414)                                               414,514,829
                                                                 --------------
FOREIGN BONDS -- 1.7%
   Government of Canada
       6.00%                          06/01/11        37,015         24,605,435
   Government of New Zealand
       6.00%                          11/15/11        16,705          6,565,314
                                                                 --------------
TOTAL FOREIGN BONDS
  (Cost $31,567,189)                                                 31,170,749
                                                                 --------------
TAXABLE MUNICIPAL BONDS -- 1.0%
   New Jersey Economic Development
       Authority State Pension Funding
       Zero Coupon Revenue Bond,
       Series 97, Class B
       6.80%(c)                       02/15/05           200            172,230
       7.57%(c)                       02/15/16        10,100          4,102,721
       7.59%(c)                       02/15/17         3,875          1,460,875
       7.21%(c)                       02/15/18         5,500          1,927,530
       7.61%(c)                       02/15/20         6,590          2,010,280
       7.62%(c)                       02/15/21         2,660            760,627
       7.63%(c)                    02/22-02/23         5,600          1,472,051




                                                   Par/Shares
                                      Maturity        (000)           Value
                                     __________      _______     _______________
TAXABLE MUNICIPAL BONDS (CONTINUED)
   New York State Power Authority and
       General Purpose Revenue Bond,
       Series 98, Class D
       6.26%                          02/15/03       $ 7,100     $    7,342,536
                                                                 --------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $17,249,538)                                                 19,248,850
                                                                 --------------
CUMULATIVE PREFERRED STOCK -- 0.2%
  Centaur Funding Corp. (g)
  (Cost $4,150,000)                                    4,150          4,589,124
                                                                 --------------
SHORT TERM INVESTMENTS -- 6.6%
   Citibank Capital Markets
       Commercial Paper
       3.45%                          10/01/01        70,000         70,000,000
   Federal Home Loan Bank
       Discount Notes
       2.75%                          10/01/01        27,100         27,100,000
   Glaxo Wellcome PLC
       Commercial Paper
       3.45%                          10/01/01        15,000         15,000,000
   U.S. Treasury Bills
       3.32%                          10/04/01         4,935          4,933,635
       2.34%                          10/25/01         2,825          2,820,602
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $119,854,237)                                               119,854,237
                                                                 --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,781,188,394(a))                                       $1,834,064,698
                                                                 ==============

---------------
(a) Cost for Federal income tax purposes is $1,781,871,956. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

               Gross unrealized appreciation                     $58,681,960
               Gross unrealized depreciation                      (6,489,218)
                                                                 -----------
                                                                 $52,192,742
                                                                 ===========

(b) Rates shown are the rates as of September 30, 2001.

(c) Rates shown are the effective yields as of September 30, 2001.

(d) Total or partial securities on loan.

(e) Subject to financing transaction.

(f) Securities pledged as collateral with a value of $2,129,383 on 812 long U.S. Treasury Bonds futures contracts and 889 short U.S. Treasury Notes futures contracts expiring December 2001. The value of such contracts on September 30, 2001 was $182,079,219, thereby resulting in an unrealized loss of $575,697.

(g) Security exempt from registration under Rule 144A  of  the Securities Act of
    1933.   These  securities  may  be  resold  in   transactions   exempt  from
    registration, normally to qualified institutional investors.

(h) In local currency.



See accompanying notes to financial statements.

                                BlackRock Funds

                      STATEMENT OF ASSETS AND LIABILITIES
                        CORE BOND TOTAL RETURN PORTFOLIO


September 30, 2001

ASSETS
     Investments at value (Cost $1,781,188,394).........................    $1,834,064,698
     Collateral received for securities loaned..........................        60,588,313
     Interest receivable................................................        15,124,115
     Interest receivable on interest rate swaps.........................            96,383
     Interest receivable on financing transaction.......................            59,824
     Principal receivable...............................................            50,016
     Investments sold receivable........................................        63,841,552
     Capital shares sold receivable.....................................         4,047,662
     Prepaid expenses...................................................            49,033
     Unrealized appreciation on interest rate swaps.....................         8,016,721
     Futures margin receivable..........................................           325,950
     Net unrealized appreciation on forward foreign currency contracts..           850,809
                                                                            --------------
                    TOTAL ASSETS........................................     1,987,115,076
                                                                            --------------
LIABILITIES
     Investments purchased payable......................................        83,121,860
     Payable upon return of securities loaned...........................        60,588,313
     Capital shares redeemed payable....................................         2,911,033
     Distributions payable..............................................         8,045,289
     Payable to custodian...............................................         3,042,190
     Advisory fees payable..............................................           462,441
     Administrative fees payable........................................           259,275
     Transfer agent fees payable........................................            41,665
     Other accrued expenses payable.....................................           324,440
     Payable for financing transaction..................................        11,579,988
     Interest payable on interest rate swaps............................           190,003
     Unrealized depreciation on interest rate swaps.....................         5,459,744
                                                                            --------------
                    TOTAL LIABILITIES...................................       176,026,241
                                                                            --------------
NET ASSETS (Applicable to 53,129,197 BlackRock shares,
     109,030,473 Institutional shares, 11,297,975 Service shares,
     2,214,449 Investor A shares, 3,638,235 Investor B shares and
     2,170,502 Investor C shares outstanding)...........................    $1,811,088,835
                                                                            ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
     BLACKROCK, INSTITUTIONAL AND SERVICE SHARE
     ($1,730,973,379 / 173,457,645).....................................            $ 9.98
                                                                                    ======
NET ASSET VALUE AND REDEMPTION PRICE
     PER INVESTOR A SHARE ($22,123,276 / 2,214,449).....................            $ 9.99
                                                                                    ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($9.99 / 0.960).............            $10.41
                                                                                    ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     (subject to a maximum contingent deferred sales charge of 4.5%)
     PER INVESTOR B SHARE ($36,314,060 / 3,638,235).....................            $ 9.98
                                                                                    ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     (subject to a maximum contingent deferred sales charge of 1.0%)
     PER INVESTOR C SHARE ($21,678,120 / 2,170,502).....................            $ 9.99
                                                                                    ======


See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                          GOVERNMENT INCOME PORTFOLIO


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 16.2%
   Small Business Administration
       Participation Certificates,
       Series 96-20J, Class 1
       7.20%                          10/01/16        $  359     $      382,543
   Small Business Administration
       Participation Certificates,
       Series 98-20J, Class 1
       5.50%                          10/01/18           215            215,188
   U.S. Treasury Bonds
       8.50%                          02/15/20         2,875          3,910,227
       7.25%                          08/15/22           325            397,236
       6.00%(d)                       02/15/26           500            533,555
   U.S. Treasury Notes
       5.88%(e)                       11/15/04         1,250          1,340,430
       5.75%                          11/15/05           800            860,813
       4.63%                          05/15/06           400            414,125
       6.00%                          08/15/09           200            219,945
       5.00%                       02/11-08/11         1,300          1,337,892
                                                                 --------------
TOTAL U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
  (Cost $9,380,611)                                                   9,611,954
                                                                 --------------
MORTGAGE PASS-THROUGHS -- 81.2%
   Federal Home Loan Mortgage Corp.
       7.75%                       04/02-04/08            16             16,829
       7.81%                          07/01/09            11             11,031
       7.00%(g)                    08/10-03/11           643            670,203
       8.00%(g)                    05/12-11/26         2,249          2,358,291
       6.00%                          12/01/12           487            496,780
       5.50%                       10/13-11/13         1,529          1,534,334
       7.50%                          11/01/25            15             15,531
   Federal Home Loan Mortgage
       Corp. Gold
       6.00%                          05/01/14           472            481,031
       5.50%                       05/14-04/16           908            911,510
       6.50%                       06/29-06/31           792            807,446
   Federal National Mortgage Association
       7.00%                       08/09-12/11           600            626,637
       6.63%                          09/15/09           100            110,329
       6.00%                       11/09-10/31        11,105         11,216,035
       8.50%                          01/01/13           384            403,442
       6.50%(f)                    01/13-09/31         9,009          9,178,290
       8.00%                       11/13-08/14           266            278,490
       5.50%                       12/13-01/14         8,490          8,514,158
       7.50%                       06/24-04/26           528            548,468
   Government National Mortgage
       Association
       8.00%                          04/20/13           162            170,202
       6.00%                       01/14-06/14           802            822,240
       5.50%                          03/15/14         1,429          1,442,907
       6.50%                       11/23-11/29         5,123          5,223,668
       7.50%                       04/27-12/27           393            409,912
       7.00%                       10/27-06/28         1,805          1,871,674
                                                                 --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $46,954,108)                                                 48,119,438
                                                                 --------------



                                                   Par/Shares
                                      Maturity        (000)           Value
                                     __________      _______     _______________
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.5%
   Federal National Mortgage Association,
       Series 96-54, Class A (PO)
       6.50%(c)                       04/25/21        $  103     $      100,886
   Salomon Brothers Mortgage Securities
       VI, Series 87-1 (IO)
       7.00%(c)                       02/17/17           167             29,336
   Salomon Brothers Mortgage Securities
       VI, Series 87-1 (PO)
       7.00%(c)                       02/17/17           167            143,548
                                                                 --------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $292,739)                                                       273,770
                                                                 --------------
COMMERCIAL MORTGAGE
  BACKED SECURITIES -- 0.5%
   Goldman Sachs Mortgage Securities
       Corp., Series 98-1, Class A
       8.00%                          09/20/27           131            138,973
   Goldman Sachs Mortgage Securities
       Corp., Series 98-2, Class A
       7.75%                          05/19/27           142            150,079
   Union Planters Mortgage Finance
       Corp., Series 98-1, Class A1
       6.35%                          01/25/28            15             15,268
                                                                 --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $296,125)                                                       304,320
                                                                 --------------
PROJECT LOANS -- 0.4%
   Federal Housing Authority, INSD
       Project, Series 82
       7.43%
   (Cost $259,550)                    09/01/22           252            247,805
                                                                 --------------
ASSET BACKED SECURITIES -- 0.4%
   The Money Store Small Business
       Administration Loan Trust,
       Series 99-1, Class A
       4.63%(b)
   (Cost $220,956)                    07/15/25           221            220,781
                                                                 --------------
SHORT TERM INVESTMENTS -- 0.8%
   Galileo Money Market Fund
   (Cost $460,146)                                       460            460,146
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $57,864,235(a)) -- 100.0%                                $   59,238,214
                                                                 ==============



See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                    GOVERNMENT INCOME PORTFOLIO (Concluded)


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
REVERSE REPURCHASE
  AGREEMENTS -- (13.2%)
  BNP Paribas Capital Markets
    (Agreement dated 09/21/01 to be
    repurchased at $7,870,826.
    Collateralized by $8,000,006 Federal
    National Mortgage Association
    6.50% due 09/01/31. The value of
    the collateral is $8,188,340.)
    3.00%
  (Cost $7,861,000)                   10/09/01       $ 7,861     $   (7,865,586)
                                                                 ==============

---------------
(a) Cost for Federal income tax purposes is $57,865,642. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

               Gross unrealized appreciation                     $1,447,087
               Gross unrealized depreciation                        (74,515)
                                                                 ----------
                                                                 $1,372,572
                                                                 ==========

(b) Rates shown are the rates as of September 30, 2001.

(c) Rates shown are the effective yields as of September 30, 2001.

(d) Total or partial securities on loan.

(e) Subject to financing transaction.

(f) Securities with a market value of $8,188,340 have been pledged as collateral for reverse repurchase agreements.

(g) Securities pledged as collateral with a value of $248,092 on 219 long U.S. Treasury Notes futures contracts, 77 short U.S. Treasury Notes futures contracts and 48 short U.S. Treasury Bonds futures contracts expiring December 2001. The value of such contracts on September 30, 2001 was $37,217,531, thereby resulting in an unrealized gain of $265,831.



See accompanying notes to financial statements.

                                BlackRock Funds

                      STATEMENT OF ASSETS AND LIABILITIES
                          GOVERNMENT INCOME PORTFOLIO

September 30, 2001

ASSETS
     Investments at value (Cost $57,864,235)...........................      $59,238,214
     Collateral received for securities loaned.........................          558,750
     Interest receivable...............................................          365,494
     Principal receivable..............................................            9,195
     Investments sold receivable.......................................       14,047,762
     Capital shares sold receivable....................................          858,033
     Prepaid expenses..................................................           21,943
     Unrealized appreciation on interest rate swaps....................          118,488
                                                                             -----------
                    TOTAL ASSETS.......................................       75,217,879
                                                                             -----------
LIABILITIES
     Reverse repurchase agreements payable.............................        7,865,586
     Investments purchased payable.....................................       16,517,443
     Payable upon return of securities loaned..........................          558,750
     Capital shares redeemed payable...................................        2,513,038
     Distributions payable.............................................          153,827
     Advisory fees payable.............................................            7,634
     Administrative fees payable.......................................            8,780
     Transfer agent fees payable.......................................            4,136
     Other accrued expenses payable....................................          109,203
     Payable for financing transactions................................        1,370,411
     Interest payable on interest rate swaps...........................           34,880
     Unrealized depreciation on interest rate swaps....................          489,208
     Futures margin payable                                                       20,318
                                                                             -----------
                    TOTAL LIABILITIES..................................       29,653,214
                                                                             -----------
NET ASSETS (Applicable to 1,095,919 Investor A shares,
     2,725,758 Investor B shares and
     327,220 Investor C shares outstanding)............................      $45,564,665
                                                                             ===========
NET ASSET VALUE AND REDEMPTION PRICE PER
     INVESTOR A SHARE ($12,039,610 / 1,095,919)........................           $10.99
                                                                                  ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
     ($10.99 / 0.955)..................................................           $11.51
                                                                                  ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     (subject to a maximum contingent deferred sales charge of 4.5%)
     PER INVESTOR B SHARE ($29,936,124 / 2,725,758)....................           $10.98
                                                                                  ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     (subject to a maximum contingent deferred sales charge of 1.0%)
     PER INVESTOR C SHARE ($3,588,931 / 327,220).......................           $10.97
                                                                                  ======



See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                                 GNMA PORTFOLIO


                                                   Par/Shares
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 1.6%
   U.S. Treasury Strip Notes
       6.03%(c)(d)
   (Cost $3,132,948)                  11/15/21       $10,400     $    3,276,624
                                                                 --------------
MORTGAGE PASS-THROUGHS -- 97.2%
   Federal Home Loan Mortgage Corp.
       8.75%                          02/01/05            11             11,261
       8.50%                          07/01/07            24             25,442
       8.56%                          11/01/07            14             15,051
       5.50%                       04/13-03/14         1,783          1,789,491
       6.00%(d)                    11/13-01/29           698            697,650
       7.50%                       02/27-05/27           522            543,189
   Federal Home Loan Mortgage
       Corp. Gold
       6.50%(d)                    12/13-04/31         8,493          8,705,377
       6.00%                          05/01/14           415            422,653
       5.50%                          04/01/16         1,886          1,892,936
       8.00%                          07/01/17           357            380,485
   Federal National Mortgage Association
       6.00%                       10/02-08/16         1,999          2,033,666
       6.63%                          09/15/09           250            275,821
       7.00%                          05/01/11           966          1,009,330
       6.50%(d)                    02/13-09/31         2,034          2,092,993
       8.00%                       11/13-08/14           909            952,254
       5.50%(d)                    12/13-02/14           268            268,794
       8.50%                       04/21-10/24            54             57,407
   Government National Mortgage
       Association
       6.00%(d)                    10/02-08/16        51,878         53,150,726
       8.00%(e)                    12/07-08/30         8,312          8,723,866
       5.50%(d)                    03/14-10/16        16,175         16,312,021
       8.50%                       02/17-09/21         1,667          1,761,416
       7.00%                       09/17-07/29        13,633         14,119,094
       9.00%                       05/18-07/21         1,132          1,200,911
       10.00%                         12/15/20            12             13,234
       7.50%                       01/22-11/29        10,906         11,385,580
       6.50%(d)                    06/23-10/31        68,909         70,340,780
   Government National Mortgage
       Association II
       6.00%                          02/20/29           812            811,061
                                                                 --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $194,347,580)                                               198,992,489
                                                                 --------------
PROJECT LOANS -- 0.6%
   Federal Housing Authority, INSD
       Project, Series 82
       7.43%
   (Cost $1,354,893)                  09/01/22         1,323          1,300,977
                                                                 --------------
ASSET BACKED SECURITIES -- 0.3%
   The Money Store Small Business
       Administration Loan Trust,
       Series 99-1, Class A
       4.63%(b)
   (Cost $662,868)                    07/15/25           663            662,342
                                                                 --------------
SHORT TERM INVESTMENTS -- 0.3%
   Galileo Money Market Fund
   (Cost $587,065)                                       587            587,065
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES -- 100.0%
  (Cost $200,085,354(a))                                         $  204,819,497
                                                                 ==============


                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
REVERSE REPURCHASE AGREEMENTS -- (26.3%)
   Lehman Brothers, Inc.
       (Agreement dated 09/26/01 to
       be repurchased at $7,723,181.
       Collateralized by $7,833,252
       Federal National Mortgage
       Association 6.50% due 08/01/31
       to 09/01/31. The value of the
       collateral is $8,017,660.)
       3.25%                          10/03/01       $ 7,719     $   (7,721,787)
   Lehman Brothers, Inc.
       (Agreement dated 09/21/01 to
       be repurchased at $38,191,193.
       Collateralized by $21,699,668
       Government National Mortgage
       Association 5.50-6.50%
       due 03/15/14 to 10/15/24,
       $12,492,399 Federal Home Loan
       Mortgage Corp. 6.00-6.50% due
       05/01/16 to 01/01/31 and $4,339,668
       Federal National Mortgage
       Association 5.50% due 12/01/13.
       The value of the collateral is
       $39,418,019.)
       2.62%                          10/11/01        38,144        (38,163,433)
   Salomon Smith Barney, Inc.
       (Agreement dated 09/21/01 to
       be repurchased at $1,012,170.
       Collateralized by $3,400,000
       U.S. Treasury Strip Notes 0.00%
       due 11/15/21. The value
       of the collateral is $1,071,204.)
       2.65%                          10/03/01         1,012         (1,012,021)
   Salomon Smith Barney, Inc.
       (Agreement dated 09/21/01 to
       be repurchased at $6,981,936.
       Collateralized by $7,100,000
       Federal National Mortgage
       Association 6.50% due 09/01/31.
       The value of the collateral
       is $7,267,146.)
       2.83%                          10/03/01         6,977         (6,980,839)
                                                                 --------------
TOTAL REVERSE REPURCHASE AGREEMENTS
  (Cost $53,852,000)                                             $  (53,878,080)
                                                                 ==============


---------------
(a) Cost for Federal income tax purposes is $200,086,267. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

               Gross unrealized appreciation                     $4,792,084
               Gross unrealized depreciation                        (58,854)
                                                                 ----------
                                                                 $4,733,230
                                                                 ==========

(b) Rates shown are the rates as of September 30, 2001.

(c) Rates shown are the effective yields as of September 30, 2001.

(d) Securities   with  a  market  value  of  $55,774,029  have  been  pledged as collateral for reverse repurchase agreements.

(e) Securities pledged as collateral with a value of $398,070 on 59 long U.S. Treasury Notes futures contracts, 138 short U.S. Treasury Notes futures contracts and 43 short U.S. Treasury Bonds futures contracts expiring December 2001. The value of such contracts on September 30, 2001 was $25,884,469, thereby resulting in an unrealized loss of $362,654.


See accompanying notes to financial statements.

                                BlackRock Funds

                      STATEMENT OF ASSETS AND LIABILITIES
                                 GNMA PORTFOLIO

September 30, 2001

ASSETS
     Investments at value (Cost $200,085,354)..................................            $204,819,497
     Collateral received for swap contracts....................................                 705,488
     Interest receivable.......................................................               1,053,538
     Principal receivable......................................................                   1,912
     Investments sold receivable...............................................              76,760,185
     Capital shares sold receivable............................................                 279,503
     Prepaid expenses..........................................................                  32,926
     Unrealized appreciation on interest rate swap.............................                 493,397
     Futures margin receivable.................................................                  30,842
                                                                                           ------------
                    TOTAL ASSETS...............................................             284,177,288
                                                                                           ------------
LIABILITIES
     Reverse repurchase agreements payable.....................................              53,878,080
     Investments purchased payable.............................................              99,044,317
     Payable upon termination of swap contracts................................                 705,488
     Capital shares redeemed payable...........................................                  51,388
     Distributions payable.....................................................                 573,420
     Advisory fees payable.....................................................                  25,379
     Administrative fees payable...............................................                  23,846
     Transfer agent fees payable...............................................                   3,107
     Other accrued expenses payable............................................                  27,998
     Interest payable on interest rate swaps...................................                 250,587
     Unrealized depreciation on interest rate swaps............................               1,993,296
     Futures margin payable                                                                      15,094
                                                                                           ------------
                    TOTAL LIABILITIES..........................................             156,592,000
                                                                                           ------------
NET ASSETS (Applicable to 11,427,769 Institutional shares, 21,756
     Service shares, 355,682 Investor A shares, 479,734 Investor B shares and
     119,190 Investor C shares outstanding)....................................            $127,585,288
                                                                                           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
     INSTITUTIONAL SHARE ($117,529,150 / 11,427,769)...........................                  $10.28
                                                                                                 ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
     SERVICE SHARE ($223,832 / 21,756).........................................                  $10.29
                                                                                                 ======
NET ASSET VALUE AND REDEMPTION PRICE PER
     INVESTOR A SHARE ($3,671,661 / 355,682)...................................                  $10.32
                                                                                                 ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
     ($10.32 / 0.960)..........................................................                  $10.75
                                                                                                 ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     (subject to a maximum contingent deferred sales charge of 4.5%)
     PER INVESTOR B SHARE ($4,936,060 / 479,734)...............................                  $10.29
                                                                                                 ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     (subject to a maximum contingent deferred sales charge of 1.0%)
     PER INVESTOR C SHARE ($1,224,585 / 119,190)...............................                  $10.27
                                                                                                 ======



See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                            MANAGED INCOME PORTFOLIO


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 17.1%
   Overseas Private Investment Co.
       4.86%                          12/16/06        $  338     $      353,306
       5.69%                          12/16/06           752            813,807
       5.92%                          12/16/06         2,293          2,360,529
       6.38%                          12/16/06         2,139          2,222,707
       6.46%                          12/16/06           231            240,502
       6.53%                          12/16/06           559            582,787
       6.66%                          12/16/06         1,018          1,113,261
       6.87%                          12/16/06         1,110          1,224,570
       7.01%                          12/16/06           727            806,723
       7.42%                          12/16/06         1,661          1,874,452
       6.27%                       12/06-05/12         3,760          3,897,644
       5.46%                          05/29/12           476            478,441
       5.79%                          05/29/12           831            849,713
       5.88%                          05/29/12           570            589,524
       5.94%                          05/29/12         1,570          1,675,106
       6.10%                          05/29/12           524            547,094
       6.81%                          05/29/12           617            689,169
       6.84%                          05/29/12           803            846,509
       6.89%                          05/29/12         4,908          5,282,077
       6.91%                          05/29/12         1,649          1,854,287
       7.35%                          05/29/12           436            495,570
   Small Business Administration
       Participation Certificates,
       Series 96-20B, Class 1
       6.38%                          02/01/16         5,043          5,245,732
   Small Business Administration
       Participation Certificates,
       Series 96-20K, Class 1
       6.95%                          11/01/16         7,700          8,144,976
   Small Business Administration
       Participation Certificates,
       Series 97, Class A
       4.35%(b)                       08/15/22         2,046          2,031,749
   Small Business Administration
       Participation Certificates,
       Series 97-20B, Class 1
       7.10%                          02/01/17         5,926          6,297,476
   Small Business Administration
       Participation Certificates,
       Series 97-20F, Class 1
       7.20%                          06/01/17         1,793          1,911,841
   Small Business Administration
       Participation Certificates,
       Series 97-20G, Class 1
       6.85%                          07/01/17        10,449         10,987,279
   U.S. Treasury Bonds
       10.38%(d)(f)                   11/15/12         2,665          3,519,884
       8.13%(e)                       08/15/19         1,250          1,640,724
       8.50%(e)(f)                    02/15/20        73,258         99,636,667
       8.75%                          08/15/20         4,000          5,575,000
       6.00%                          02/15/26         3,200          3,414,752
       6.25%                          05/15/30         5,105          5,682,906
       5.38%                          02/15/31         1,360          1,351,926
   U.S. Treasury Notes
       4.63%(e)                       05/15/06        21,985         22,761,334
   U.S. Treasury Strip Notes
       5.96%(c)                       05/15/18        13,800          5,157,086
       5.89%(c)                       11/15/18        14,000          5,070,814
       5.90%(c)                       02/15/19        31,120         11,105,826
       5.91%(c)                       05/15/20        14,250          4,696,444
       5.86%(c)                       11/15/21        22,475          6,760,615
                                                                 --------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $232,716,839)                                               239,790,809
                                                                 --------------



                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
MORTGAGE PASS-THROUGHS -- 41.4%
   Federal Home Loan Mortgage Corp.
       7.00%                       07/05-05/26       $ 5,685     $    6,253,732
       7.50%                       12/06-10/27         7,932          8,269,219
       6.85%(b)                       10/15/07         2,726          2,733,080
       6.50%                       03/09-04/29         6,940          7,141,337
       6.00%                       11/12-07/14         1,961          1,998,222
   Federal Home Loan Mortgage
       Corp. Gold
       6.50%                       03/11-05/31        13,819         14,093,189
       6.00%                       05/14-06/31        15,024         15,246,801
       7.00%                          04/01/29           208            215,201
       8.00%                       05/30-06/30         3,911          4,100,861
   Federal National Mortgage Association
       9.50%                       03/05-07/16           522            555,324
       7.00%                       06/06-04/31         4,892          5,071,426
       6.80%                          07/23/07        12,025         12,345,466
       6.04%                          02/25/09        26,800         27,500,552
       6.50%                       02/11-09/31        96,898         99,291,086
       6.00%                       09/12-05/31       134,796        136,237,758
       5.50%                       09/13-03/16       148,483        148,900,490
       7.50%                          02/01/30           124            129,146
       8.00%                       04/30-07/30         1,686          1,767,028
   Federal National Mortgage Association
       10 Year Balloon
       6.00%                          12/01/03         1,354          1,378,528
   Government National Mortgage
       Association
       8.50%                       01/10-11/21           287            303,604
       9.50%                       09/16-10/17           127            134,753
       9.00%                       03/18-08/20           470            498,204
       8.00%                       02/22-08/30         2,812          2,955,384
       7.50%                       04/23-09/27           546            570,282
       6.50%                       11/23-07/29        44,169         45,052,150
       7.00%                       02/26-06/40        19,982         20,828,166
   Government National Mortgage
       Association II
       9.50%(b)                    05/17-12/24           364            384,994
   MLCC Mortgage Investors, Inc.,
       Series 95-C, Class D
       7.66%(b)                       05/25/15         3,506          3,657,488
   MLCC Mortgage Investors, Inc.,
       Series 95-C2 (IO)
       10.40%(c)                      06/15/21        40,937          1,087,386
   MLCC Mortgage Investors, Inc.,
       Series 96-C1, Class A2
       7.24%                          04/25/28         7,113          7,318,115
   MLCC Mortgage Investors, Inc.,
       Series 96-C1, Class A3
       7.42%                          04/25/28         5,500          5,778,932
                                                                 --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $564,592,293)                                               581,797,904
                                                                 --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.3%
   Federal National Mortgage Association
       Strip Notes, Series 279, Class 1 (PO)
       6.00%(c)                       07/01/26           495            435,107
   Federal National Mortgage Association,
       Series 99-17, Class HJ (PO)
       4.00%(c)                       12/25/23         1,930          1,118,797
   Federal National Mortgage Association,
       Series 99-17, Class JH (PO)
       5.00%(c)                       04/25/24         1,840          1,107,450




See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (Continued)


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association,
       Series 99-51, Class L (PO)
       5.00%(c)                       10/25/29       $ 1,159     $      942,731
                                                                 --------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $2,694,607)                                                   3,604,085
                                                                 --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 4.1%
   COMM, Series 99-1, Class A2
       6.46%                          09/15/08         7,299          7,675,856
   Commercial Capital Access One,
       Series 98-3, Class A1
       6.30%                          11/15/28         5,405          5,661,407
   Donaldson, Lufkin, and Jenrette, Inc.
       Commercial Mortgage Corp.,
       Series 98-CF2, Class A1B
       6.24%                          11/12/31         1,000          1,064,552
   FFCA Secured Lending Corp.,
       Series 98-1, Class A1B
       6.73%                          07/18/13        10,896         11,041,268
   Lehman Brothers Commercial Conduit
       Mortgage Trust, Series 98-C1,
       Class A3
       6.48%                          01/18/08           155            163,308
   Morgan Stanley Capital Investments,
       Series 96-WF1, Class A3
       7.43%                          11/15/28           150            166,871
   Norwest Asset Securities Corp.,
       Series 98-27, Class A1
       6.25%                          11/25/13        13,491         13,764,787
   Summit Mortgage Trust, Series 00-1,
       Class B1
       6.14%(b)                       12/28/12         7,233          7,251,545
   Union Planters Mortgage Finance
       Corp., Series 98-1, Class A3
       6.60%                          01/25/28         9,094          9,374,830
   USGI, Series 87
       7.43%                          12/01/22           785            795,067
                                                                 --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $54,560,066)                                                 56,959,491
                                                                 --------------
PROJECT LOANS -- 2.3%
   Federal Housing Authority, Elmwood
       Manor Project Loan
       9.75%                          03/01/32           834            852,609
   Federal Housing Authority, Lakeland
       Nursing, Construction Loan Collateral
       7.88%                          12/01/34        11,658         12,192,674
   Federal Housing Authority,
       Meadowbrook of Topeka,
       Construction Loan Collateral
       8.50%                          08/01/22           161            161,483
   Quabbin Valley Healthcare,
       Construction Loan Collateral
       7.66%                          06/01/39         1,019          1,101,730
   Whittier Rehab at Haverhill Project Loan
       7.60%                          12/01/39         9,118          9,801,809
   Whittier Rehab at Westborough
       Project Loan
       8.13%                          02/28/37         7,059          7,782,650
                                                                 --------------
TOTAL PROJECT LOANS
  (Cost $29,646,094)                                                 31,892,955
                                                                 --------------



                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
ASSET BACKED SECURITIES -- 5.2%
   ACLC Business Loan Receivables Trust,
       Series 98-1, Class A1
       6.44%                          09/15/19       $ 8,784     $    8,344,606
   Chase Credit Card Master Trust, Series
       97-5, Class A
       6.19%(g)                       08/15/05        12,430         12,888,667
   Citibank Credit Card Master Trust I,
       Series 97-6, Class A (PO)
       7.36%(c)                       08/15/06         8,800          7,754,479
   FMAC Loan Receivables Trust,
       Series 97-B, Class A
       6.85%                          09/15/19         4,482          4,475,885
   FMAC Loan Receivables Trust,
       Series 97-C, Class A
       6.75%                          12/15/19         2,015          2,011,566
   Ford Credit Auto Owner Trust,
       Series 99-C, Class A4
       6.08%                          09/16/02         2,208          2,212,814
   Green Tree Financial Corp., Series 96-5,
       Class A7
       8.25%                          07/15/27         5,506          6,084,229
   Green Tree Financial Corp., Series 96-7,
       Class A6
       7.65%                          10/15/27         9,225          9,886,088
   KeyCorp Student Loan Trust,
       Series 95-B, Class A
       2.90%(b)                       09/27/24         4,937          4,938,302
   Railcar Leasing LLC, Series 97-1,
       Class A1
       6.75%                          07/15/06         8,147          8,632,094
   Sears Credit Account Master Trust,
       Series 00, Class 1A
       7.25%                          11/15/07           710            751,705
   The Money Store Business Loan
       Backed Securities, Series 97-1,
       Class A
       4.40%(b)                       04/15/28         4,430          4,532,668
                                                                 --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $69,942,060)                                                 72,513,103
                                                                 --------------
CORPORATE BONDS -- 23.3%
Aerospace -- 0.6%
   Lockheed Martin Corp.
       6.50%                          04/15/03           850            879,152
       8.20%                          12/01/09         6,700          7,579,308
                                                                 --------------
                                                                     8,458,460
                                                                 --------------
Air Transportation -- 0.1%
   Continental Airlines
       7.06%                          03/15/11         2,045          1,985,306
                                                                 --------------
Banks -- 2.4%
   Bank One Corp.
       7.63%                          08/01/05           875            953,770
       6.50%                          02/01/06         9,375          9,881,522
   Barclays Bank PLC
       8.55%(b)(d)                    12/17/01         1,650          1,874,468
   European Investment Bank
       5.63%                          02/03/05         5,500          5,779,422
       5.63%                          01/24/06         4,600          4,849,980
       4.88%                          09/06/06         5,225          5,330,074
   International Finance Corp.
       7.13%                          04/06/05         3,875          4,250,034
                                                                 --------------
                                                                     32,919,270
                                                                 --------------



See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (Continued)


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Chemicals -- 0.1%
   Dow Chemical Corp.
       5.25%                          05/14/04       $ 1,170     $    1,205,747
                                                                 --------------
Entertainment & Leisure -- 0.6%
   AOL Time Warner, Inc.
       9.13%                          01/15/13         5,915          7,023,414
       7.25%                          10/15/17           940            929,308
       9.15%                          02/01/23           500            572,240
       7.63%                          04/15/31           445            452,502
                                                                 --------------
                                                                      8,977,464
                                                                 --------------
Finance -- 5.7%
   Bear Stearns Co., Inc.
       6.50%                          05/01/06         2,000          2,072,900
   Citigroup, Inc.
       7.25%                          10/01/10         6,945          7,571,897
   Donaldson, Lufkin and Jenrette, Inc.
       8.00%                          03/01/05         2,275          2,516,955
   ERAC USA Finance Co.
       8.25%                          05/01/05         2,320          2,489,894
   Ford Motor Credit Co.
       7.50%                          03/15/05         3,250          3,415,718
       7.60%                          08/01/05         5,085          5,375,862
       6.88%                          02/01/06         2,600          2,679,804
       5.80%                          01/12/09         2,760          2,591,483
       7.38%                          10/28/09         6,325          6,462,246
   General Motors Acceptance Corp.
       6.75%                          01/15/06         3,270          3,366,164
       7.75%                          01/19/10         5,450          5,704,629
       6.88%                          09/15/11         2,700          2,655,466
   Goldman Sachs Group L.P.
       6.25%                          02/01/03         6,030          6,202,096
   J.P. Morgan Chase & Co.
       6.75%                          02/01/11         2,305          2,395,172
   Larwin Group - Participation in Asset
       Exchange
       8.00%                          12/01/09            10              9,387
   Lehman Brothers Holdings, Inc.
       6.25%                          05/15/06         5,510          5,670,396
   Merrill Lynch & Co.
       6.13%                          05/16/06         2,355          2,456,230
   Qwest Capital Funding
       7.00%                          08/03/09         3,700          3,726,381
   Riggs Capital Trust
       8.63%                          12/31/26           400            299,328
   Riggs Capital Trust II Preferred
       Securities, Series C
       8.88%                          03/15/27         2,000          1,400,000
   Sun Life Canada Capital Trust
       8.53%                          05/29/49         4,630          4,750,491
   Verizon Global Funding Corp.
       6.75%                          12/01/05         3,850          4,094,591
       7.25%                          12/01/10         1,490          1,611,256
                                                                 --------------
                                                                     79,518,346
                                                                 --------------
Food & Agriculture -- 0.7%
   Kellogg Co.
       6.00%                          04/01/06           900            932,132
       6.60%                          04/01/11         2,500          2,595,538
   Pharmacia Corp.
       6.50%                          12/01/18         2,080          2,025,816



                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Food & Agriculture (Continued)
   Safeway, Inc.
       6.15%                          03/01/06       $ 2,025     $    2,108,349
   Sara Lee Corp.
       6.25%                          09/15/11         2,050          2,075,953
                                                                 --------------
                                                                      9,737,788
                                                                 --------------
Industrial -- 1.4%
   International Paper Co.
       8.00%                          07/08/03         8,000          8,483,520
   Petro-Canada
       7.88%                          06/15/26         5,475          5,794,521
   Yosemite Securities Trust I
       8.25%                          11/15/04         4,550          4,789,831
                                                                 --------------
                                                                     19,067,872
                                                                 --------------
Insurance -- 1.3%
   Ace Capital Trust II
       9.70%                          04/01/30         5,000          5,561,170
   AFC Capital Trust I
       8.21%                          02/03/27         2,635          2,566,095
   Allstate Corp.
       7.88%                          05/01/05         3,100          3,395,052
   Equitable Cos., Inc.
       9.00%                          12/15/04         5,555          6,231,094
   Prudential Insurance Co.
       8.30%                          07/01/25           260            275,733
                                                                 --------------
                                                                     18,029,144
                                                                 --------------
Medical -- 0.1%
   Bristol-Myers Squibb Co.
       5.75%                          10/01/11         1,725          1,740,926
                                                                 --------------
Oil & Gas -- 1.2%
   Amerada Hess Corp.
       6.65%                          08/15/11         1,470          1,474,566
       7.88%                          10/01/29         4,455          4,622,063
   Anadarko Finance Co.
       7.50%                          05/01/31         1,235          1,294,200
   Devon Energy Corp.
       6.88%                          09/30/11         1,375          1,369,967
       7.88%                          09/30/31         1,250          1,247,250
   KN Energy, Inc.
       7.25%                          03/01/28         3,220          3,118,950
   Michigan Consolidated Gas Co.
       6.13%                          09/01/08         1,675          1,686,047
   Tosco Corp.
       8.13%                          02/15/30         2,005          2,228,862
                                                                 --------------
                                                                     17,041,905
                                                                 --------------
Pipelines -- 0.3%
   Conoco, Inc.
       5.90%                          04/15/04         2,900          2,991,939
       6.95%                          04/15/29         1,145          1,084,544
                                                                 --------------
                                                                      4,076,483
                                                                 --------------
Retail Merchandising -- 0.2%
   Sears Roebuck Acceptance
       7.00%                          02/01/11         1,450          1,426,490
       6.75%                          08/15/11         1,600          1,551,744
                                                                 --------------
                                                                      2,978,234
                                                                 --------------

See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (Continued)


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Telecommunications -- 2.5%
   AT&T Corp.
       6.50%                          03/15/29       $ 3,300     $    2,819,454
   Comcast Cable Communications Corp.
       6.88%                          06/15/09         2,350          2,386,731
       8.88%                          05/01/17         1,175          1,344,407
   Nortel Networks Ltd.
       6.13%                          02/15/06         1,130            870,100
   Qwest Corp.
       7.20%                          11/01/04        10,760         11,430,370
   Viacom, Inc.
       7.70%                          07/30/10         3,730          4,087,935
   Vodafone Group PLC
       7.63%                          02/15/05         2,075          2,244,808
   WorldCom, Inc.
       7.38%                          01/15/06         6,080          6,345,514
       8.25%                          05/15/31         4,175          4,102,981
                                                                 --------------
                                                                     35,632,300
                                                                 --------------
Transportation -- 0.4%
   Daimler-Chrysler North American
       Holdings, Inc.
       8.50%                          01/18/31         2,075          2,195,201
   Federal Express Corp.
       6.72%                          01/15/22         2,878          2,758,841
                                                                 --------------
                                                                      4,954,042
                                                                 --------------
Utility -- 2.4%
   Avon Energy Partners Holdings
       6.73%                          12/11/02         1,100          1,123,971
   Calpine Corp.
       8.25%                          08/15/05         3,910          4,003,410
   Dominion Resources, Inc.
       6.00%                          01/31/03         4,350          4,484,285
   DTE Energy Co.
       7.05%                          06/01/11         1,360          1,427,575
   Florida Power Corp.
       6.65%                          07/15/11         2,000          2,097,960
   Limestone Electron Trust, Senior Notes
       8.63%(h)                       03/15/03         4,920          5,160,342
   Pinnacle Partners
       8.83%                          08/15/04         7,075          7,458,819
   Progress Energy, Inc.
       6.75%                          03/01/06         1,280          1,362,675
   WPD Holdings
       6.75%                          12/15/04         6,500          6,639,035
                                                                 --------------
                                                                     33,758,072
                                                                 --------------
Yankee -- 3.3%
   Abbey National Capital Trust I
       8.96%                          12/29/49         2,600          2,911,188
   Abbey National PLC
       7.35%(b)                       10/29/49         4,810          5,024,622
   AT&T Canada, Inc.
       7.65%(d)                       09/15/06         1,515            802,950
   Buoni Poliennali del Tesoro
       5.00%                          06/15/03        19,275         17,966,524
   Pemex Finance Ltd.
       9.14%                          08/15/04         4,410          4,684,214
       9.03%                          02/15/11         3,965          4,363,245
   Quebec Province, Series NN
       7.13%                          02/09/24         2,920          3,099,276



                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Yankee (Continued)
   Tyco International Group, S.A.
       5.88%                          11/01/04       $ 2,910     $    3,019,128
   United Mexican States
       8.38%                          01/14/11         2,000          1,977,500
       8.13%                          12/30/19         3,045          2,718,150
  United Mexican States - Rights(j)                    2,160            151,200
                                                                 --------------
                                                                     46,717,997
                                                                 --------------
TOTAL CORPORATE BONDS
  (Cost $318,803,570)                                               326,799,356
                                                                 --------------
FOREIGN BONDS -- 1.9%
   Government of Canada
       6.00%                          06/01/11        31,910         21,211,926
   Government of New Zealand
       6.00%                          11/15/11        14,000          5,502,209
                                                                 --------------
TOTAL FOREIGN BONDS
   (Cost $27,050,250)                                                26,714,135
                                                                 --------------
TAXABLE MUNICIPAL BONDS -- 1.0%
   Los Angeles County Pension Obligation
       Revenue Bond, Series 95, Class D
       6.97%                          06/30/08         7,355          8,121,759
   New Jersey Economic Development
       Authority State Pension Funding Zero
       Coupon Revenue Bond, Series 97,
       Class B
       7.56%(c)                       02/15/16         1,600            649,936
       7.59%(c)                       02/15/17           575            216,775
       7.21%(c)                       02/15/18        14,500          5,081,670
       7.62%(c)                    02/20-02/21         1,010            300,079
       7.63%(c)                    02/22-02/23           815            214,219
                                                                 --------------
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $14,176,903)                                                14,584,438
                                                                 --------------
CUMULATIVE PREFERRED STOCK -- 0.6%
   Centaur Funding Corp. (h)
   (Cost $8,000,000)                                   8,000          8,846,504
                                                                 --------------
SHORT TERM INVESTMENTS -- 2.2%
   Federal Home Loan Bank
       Discount Notes
       2.75%                          10/01/01        23,800         23,800,000
   Galileo Money Market Fund                           7,102          7,102,366
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $30,902,366)                                                30,902,366
                                                                 --------------
REPURCHASE AGREEMENTS -- 0.6%
   Lehman Brothers
       (Agreement dated 09/28/01 to be
       repurchased at $9,257,100.
       Collateralized by $7,000,000(e) U.S.
       Treasury Bonds 8.125% due 08/15/19.
       The value of the collateral is
       $9,260,692.)
       2.50%
   (Cost $9,248,750)                  10/11/01         9,249          9,248,750
                                                                 --------------
TOTAL INVESTMENTS IN
   SECURITIES-- 100.0%
   (Cost $1,362,333,798(a))                                      $1,403,653,896
                                                                 ==============



See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (Concluded)


As of September 30, 2001

---------------
(a) Cost for Federal income tax purposes is $1,362,703,445. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

               Gross unrealized appreciation                     $46,435,509
               Gross unrealized depreciation                      (5,485,058)
                                                                 -----------
                                                                 $40,950,451
                                                                 ===========

(b) Rates shown are the rates as of September 30, 2001.

(c) Rates shown are the effective yields as of September 30, 2001.

(d) Total or partial securities on loan.

(e) Subject to financing transaction.

(f) Securities  with  a  market  value  of $6,832,745  have   been   pledged  as
    collateral for reverse repurchase agreements.

(g) Securities pledged as collateral with a value of $3,107,811 on 691 long U.S. Treasury Bonds futures contracts and 1,026 short U.S. Treasury Notes futures contracts expiring December 2001. The value of such contracts on September 30, 2001 was $184,289,781, thereby resulting in an unrealized loss of $1,041,201.

(h) Security exempt from registration under Rule 144A of the  Securities  Act of
    1933.   These  securities  may  be  resold  in  transactions   exempt   from
    registration, normally to qualified institutional investors.

(i) In local currency.

(j) Non-income producing.

See accompanying notes to financial statements.

                                BlackRock Funds

                      STATEMENT OF ASSETS AND LIABILITIES
                            MANAGED INCOME PORTFOLIO

September 30, 2001

ASSETS
     Investments at value (Cost $1,362,333,798)...........................  $1,403,653,896
     Collateral received for securities loaned............................       2,554,056
     Collateral received for swap contracts...............................       3,848,973
     Interest receivable..................................................      13,011,015
     Interest receivable on interest rate swaps...........................          70,985
     Principal receivable.................................................          13,688
     Investments sold receivable..........................................      78,902,374
     Capital shares sold receivable.......................................         989,213
     Prepaid expenses.....................................................          26,459
     Unrealized appreciation on interest rate swaps.......................       3,808,511
     Futures margin receivable............................................         313,978
     Net unrealized appreciation on forward foreign currency contracts....         677,899
                                                                            --------------
                    TOTAL ASSETS..........................................   1,507,871,047
                                                                            --------------
LIABILITIES
     Reverse repurchase agreements payable................................       6,735,318
     Investments purchased payable........................................      33,034,931
     Payable upon return of securities loaned.............................       2,554,056
     Payable upon termination of swap contracts...........................       3,848,973
     Capital shares redeemed payable......................................      18,491,647
     Distributions payable................................................       6,252,347
     Advisory fees payable................................................         492,066
     Administrative fees payable..........................................         238,603
     Transfer agent fees payable..........................................          33,899
     Other accrued expenses payable.......................................         214,775
     Payable for financing transactions...................................     122,447,120
     Interest payable on interest rate swaps..............................         155,137
     Unrealized depreciation on interest rate swaps.......................       4,495,394
                                                                            --------------
                    TOTAL LIABILITIES.....................................     198,994,266
                                                                            --------------
NET ASSETS (Applicable to 98,336,322 Institutional shares,
     22,465,201 Service shares, 1,904,654 Investor A shares,
     753,100 Investor B shares and 32,679 Investor C
     shares outstanding)..................................................  $1,308,876,781
                                                                            ==============
NET ASSET VALUE AND REDEMPTION PRICE PER
     INSTITUTIONAL, SERVICE AND INVESTOR A
     SHARE ($1,300,549,710 / 122,706,177).................................          $10.60
                                                                                    ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE........................          $10.60
                                                                                    ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
     ($10.60 / 0.955).....................................................          $11.10
                                                                                    ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     (subject to a maximum contingent deferred sales charge of 4.5%)
     PER INVESTOR B SHARE ($7,981,575 / 753,100)..........................          $10.60
                                                                                    ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     (subject to a maximum contingent deferred sales charge of 1.0%)
     PER INVESTOR C SHARE ($345,496 / 32,679).............................          $10.57
                                                                                    ======



See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                          INTERNATIONAL BOND PORTFOLIO


                                                      Par(f)
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
FOREIGN BONDS -- 66.2%
Canada -- 6.2%
   Government of Canada
       6.00%                          09/01/05         5,000     $    3,350,267
   Province of Ontario
       6.38%                          06/10/04         3,200          4,834,261
                                                                 --------------
                                                                      8,184,528
                                                                 --------------
Denmark -- 11.6%
   Kingdom of Denmark
       8.00%                          03/15/06         5,000            697,674
   Nykredit Corp.
       7.00%                          10/01/32        37,205          4,611,361
   Realkredit Danmark
       7.00%                          10/01/32        29,845          3,703,868
       8.00%(d)                       10/01/32        12,302          1,545,576
   Totalkredit
       8.00%(d)                       10/01/32        24,195          3,041,181
   Unikredit Realkredit
       8.00%(d)                       10/01/32        13,869          1,743,323
                                                                 --------------
                                                                     15,342,983
                                                                 --------------
Germany -- 29.0%
   Bundesobligation 126
       4.50%                          02/18/03         7,353          6,788,889
   Bundesrepublic Deutschland
       6.50%                          10/14/05         9,350          9,310,490
       5.50%                          01/04/31         2,900          2,638,958
   Treuhandanstalt
       6.75%(d)                       05/13/04        20,000         19,604,022
                                                                 --------------
                                                                     38,342,359
                                                                 --------------
Italy -- 2.4%
   Italy Buoni Poliennali del Tesoro
       Principal Strip
       5.96%(c)                       11/01/26        16,280          3,246,985
                                                                 --------------
Japan -- 1.5%
   GE Financial Assurance
       1.60%                          06/20/11       250,000          2,037,690
                                                                 --------------
New Zealand -- 5.4%
   Government of New Zealand
       6.00%                          11/15/11         3,685          1,448,260
   Inter-American Development Bank
       5.75%                          04/15/04        14,000          5,677,561
                                                                 --------------
                                                                      7,125,821
                                                                 --------------
Sweden -- 9.0%
   AB Spintab
       6.25%                          09/18/02        42,500          4,063,477
   Nordic Investment Bank
       6.00%                          08/01/03        29,800          2,859,913
   Stadshypotedskas
       5.75%                          06/19/02        10,000            948,529
   Statens Bostadsfinansier
       6.50%                          09/18/02        42,500          4,070,050
                                                                 --------------
                                                                     11,941,969
                                                                 --------------
United Kingdom -- 1.1%
   United Kingdom Treasury
       6.00%                          12/07/28           850          1,470,613
                                                                 --------------
TOTAL FOREIGN BONDS
  (Cost $87,145,053)                                                 87,692,948
                                                                 --------------



                                                      Par(f)
                                      Maturity        (000)           Value
                                     __________      _______     _______________
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.2%
   U.S. Treasury Notes
       6.50%
   (Cost $163,245)                    10/15/06        $  160     $      178,187
                                                                 --------------
CORPORATE BONDS -- 4.5%
   European Investment Bank
       5.63%                          02/03/05         3,000          3,152,412
   Quebec Province, Series NN
       7.13%                          02/09/24           515            546,619
   Reed Elsevier Capital, Inc.
       5.75%                          07/31/08           650            588,323
   United Mexican States
       8.13%                          12/30/19         1,910          1,704,981
                                                                 --------------
TOTAL CORPORATE BONDS
  (Cost $5,886,116)                                                   5,992,335
                                                                 --------------
ASSET BACKED SECURITIES -- 19.9%
   Arcadia Automobile Receivables Trust,
       Series 97-B, Class A5
       6.70%                          02/15/05         1,695          1,717,351
   Chase Credit Card Master Trust,
       Series 98-6, Class A
       3.75%(b)                       09/15/04         3,500          3,505,343
   Chase Manhattan Auto Owner Trust,
       Series 92-4, Class A1
       5.80%                          02/17/03         1,637          1,647,873
   First Security Auto Owner Trust,
       Series 00-2, Class A3
       6.83%                          07/15/04         2,500          2,579,750
   First USA Credit Card Master Trust,
       Series 95-2, Class A
       3.74%(b)                       10/15/04         3,000          3,001,875
   Ford Credit Auto Owner Trust,
       Series 00-E, Class A4
       6.74%(e)                       06/15/04         2,750          2,853,555
   MBNA Master Credit Card Trust,
       Series 95-J, Class A
       3.75%(b)                       04/15/05         3,500          3,504,375
   Premier Auto Trust, Series 98-4,
       Class A4
       5.78%                          04/08/03         2,127          2,148,684
   Premier Auto Trust, Series 99-1,
       Class A3
       5.69%                          11/08/02           886            890,674
   Standard Credit Card Master Trust,
       Series 94-4, Class A
       8.25%                          11/07/03         3,000          3,018,321
   Student Loan Marketing Association
       Student Loan Trust, Series 99-3,
       Class A2
       3.86%(b)                       07/25/12         1,500          1,500,996
                                                                 --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $26,078,574)                                                 26,368,797
                                                                 --------------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.5%
   First Union-Lehman Brothers Bank of
       America Commercial Mortgage Trust,
       Series 97-C2, Class A3
       6.65%
   (Cost $3,165,288)                  11/18/29         3,100          3,301,154
                                                                 --------------


See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                    INTERNATIONAL BOND PORTFOLIO (Concluded)


                                                      Par(f)
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
SHORT TERM INVESTMENTS -- 6.7%
   Federal Home Loan Bank
       Discount Notes
       3.15%
   (Cost $8,900,000)                  10/01/01       $ 8,900     $  8,900,000
                                                                 ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $131,338,276(a))                                         $132,433,421
                                                                 ============
REVERSE REPURCHASE AGREEMENTS -- (19.5%)
   Salomon Smith Barney, Inc.
       (Agreement dated 08/21/01 to be
       repurchased at DKK 52,212,361.
       Collateralized by DKK 12,282,765
       Realkredit Danmark 8.00% due
       10/01/32, DKK 13,869,450 Unikredit
       Realkredit 8.00% due 10/01/32 and
       DKK 24,175,771 Totalkredit 8.00%
       due 10/01/32. The value of the
       collateral is $6,446,640.)
       4.95%                          10/23/01        51,778       (6,375,480)
   Salomon Smith Barney, Inc.
       (Agreement dated 09/24/01 to be
       repurchased at EUR 21,515,187.
       Collateralized by EUR 20,000,000
       Treuhandanstalt 6.75% due 05/13/04.
       The value of the collateral is $20,068,055.)
       3.74%                          10/29/01        21,444      (19,537,364)
                                                                 ------------
TOTAL REVERSE REPURCHASE
  AGREEMENTS
  (Cost $25,967,695)                                             $(25,912,844)
                                                                 ============

---------------
(a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

                Gross unrealized appreciation                    $ 2,162,159
                Gross unrealized depreciation                     (1,067,014)
                                                                 -----------
                                                                 $ 1,095,145
                                                                 ===========

(b) Rates shown are the rates as of September 30, 2001.

(c) Rates shown are the effective yields as of September 30, 2001.

(d) Securities  with   a  market  value  of  $26,514,695  have  been  pledged as
    collateral for reverse repurchase agreements.

(e) Securities pledged as collateral with a value of $519,218 on 19 long Japan Government Bond futures contracts and 67 long Euro Bund futures contracts expiring December 2001. The value of such contracts on September 30, 2001 was $28,878,386, thereby resulting in an unrealized gain of $108,305.

(f) In local currency.

                            INVESTMENT ABBREVIATIONS

                            DKK      Danish Krone
                            EUR      European Currency Unit



See accompanying notes to financial statements.

                                BlackRock Funds

                      STATEMENT OF ASSETS AND LIABILITIES
                          INTERNATIONAL BOND PORTFOLIO

September 30, 2001

ASSETS
     Investments at value (Cost $131,338,276).............................   $132,433,421
     Cash denominated in foreign currencies (Cost $2,928,269).............      2,860,301
     Cash.................................................................         67,956
     Interest receivable..................................................      2,391,394
     Receivable for foreign currencies purchased..........................        376,210
     Capital shares sold receivable.......................................        961,824
     Prepaid expenses.....................................................         34,993
     Futures margin receivable............................................          8,020
     Net unrealized appreciation on forward foreign currency contracts....      1,338,479
                                                                             ------------
                    TOTAL ASSETS..........................................    140,472,598
                                                                             ------------
LIABILITIES
     Reverse repurchase agreements payable................................     25,912,844
     Capital shares redeemed payable......................................        289,351
     Distributions payable................................................        489,458
     Advisory fees payable................................................         50,386
     Administrative fees payable..........................................         21,071
     Transfer agent fees payable..........................................            867
     Other accrued expenses payable.......................................         69,132
     Futures margin payable...............................................         26,894
     Net unrealized depreciation on forward foreign currency contracts....        529,380
                                                                             ------------
                    TOTAL LIABILITIES.....................................     27,389,383
                                                                             ------------
NET ASSETS (Applicable to 6,992,751 Institutional shares,
     1,048,957 Service shares, 1,598,290 Investor A shares,
     702,274 Investor B shares and 396,504 Investor C
     shares outstanding)..................................................   $113,083,215
                                                                             ============
NET ASSET VALUE AND REDEMPTION PRICE PER
     INSTITUTIONAL, SERVICE AND INVESTOR A
     SHARE ($101,508,027 / 9,639,998).....................................         $10.53
                                                                                   ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE........................         $10.53
                                                                                   ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
     ($10.53 / 0.950).....................................................         $11.08
                                                                                   ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     (subject to a maximum contingent deferred sales charge of 4.5%)
     PER INVESTOR B SHARE ($7,392,700 / 702,274)..........................         $10.53
                                                                                   ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     (subject to a maximum contingent deferred sales charge of 1.0%)
     PER INVESTOR C SHARE ($4,182,488 / 396,504)..........................         $10.55
                                                                                   ======



See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                           HIGH YIELD BOND PORTFOLIO

                                                     Number
As of September 30, 2001                           of Shares          Value
                                                   _________     _______________
COMMON STOCKS -- 0.2%
  Completel Europe NV(b)(d)                           28,000     $       14,000
  Key Energy Services, Inc.(d)                         6,691             42,555
  Ubiquitel, Inc.(d)                                  50,000            403,500
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $952,460)                                                       460,055
                                                                 --------------
PREFERRED STOCK -- 2.1%
  Adelphia Business Solutions, Inc.,
      Series B(g)                                      2,131            639,316
  Global Crossing Ltd.                                 7,000            392,000
  Lucent Technologies, Inc.                            2,000          2,035,000
  Nextel Communications, Inc.,
      Cumulative Series E(g)                           2,689          1,210,498
  XO Communications, Inc.(g)                              92                736
                                                                 --------------
TOTAL PREFERRED STOCK
  (Cost $7,578,683)                                                   4,277,550
                                                                 --------------
WARRANTS -- 0.1%
  DIVA Systems Corp.(d)                                4,500                 45
  Mattress Discounters Co.(d)                          1,500              1,500
  PF.Net Communications, Inc.(d)                       1,000             10,000
  Ubiquitel, Inc.(d)                                  30,000            180,000
                                                                 --------------
TOTAL WARRANTS
  (Cost $352,295)                                                       191,545
                                                                 --------------


                                                       Par
                                      Maturity        (000)
                                     __________      _______
CORPORATE BONDS -- 96.4%
Aerospace -- 0.9%
   BE Aerospace, Inc., Senior
       Subordinated Notes, Series B
       8.00%                          03/01/08       $ 2,000          1,320,000
   Condor Systems, Inc., Senior
       Subordinated Notes Series B
       11.88%                         05/01/09         1,500            525,000
                                                                 --------------
                                                                      1,845,000
                                                                 --------------
Broadcasting -- 11.5%
   Adelphia Communications Corp.,
       Senior Notes, Series B
       8.13%(c)                       07/15/03         3,000          2,880,000
       9.88%                          03/01/07         1,000            890,000
   Alliance Atlantis Communications, Inc.,
       Senior Subordinated Notes
       13.00%                         12/15/09         2,000          2,000,000
   Asia Global Crossing Ltd., Senior
       Unsecured Notes
       13.38%                         10/15/10         2,000          1,020,000
   Charter Communications Hldgs.,
       Senior Unsecured Notes
       10.75%                         10/01/09         3,000          3,000,000
       11.13%                         01/15/11         2,500          2,537,500
   DIVA Systems Corp., Senior Unsecured
       Notes, Series B
       15.64%(f)                      03/01/08         1,500            225,000
   Echostar Broadband Corp., Senior
       Unsecured Notes
       10.38%                         10/01/07         4,000          4,040,000
   Fox Family Worldwide, Inc.,
       Senior Notes
       9.25%(c)                       11/01/07         2,000          2,145,000
   Key3Media Group, Inc., Senior
       Subordinated Notes
       11.25%                         06/15/11           750            480,000




                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Broadcasting (Continued)
   Nextel Intl., Inc., Senior Unsecured
       Notes
       12.75%                         08/01/10       $ 1,000     $      220,000
   PX Escrow Corp., Senior Subordinated
       Notes
       18.23%(f)                      02/01/06         2,000            840,000
   Quebecor Media, Inc., Senior
       Unsecured Notes
       11.13%(e)                      07/15/11         3,000          2,970,000
   United Pan-Europe Communications,
       Senior Unsecured Notes, Series B
       11.25%(b)                      11/01/09         1,000            110,000
       11.50%                         02/01/10           500             55,000
   Ziff Davis Media, Inc., Senior
       Subordinated Notes, Series B
       12.00%                         07/15/10           500            175,000
                                                                 --------------
                                                                     23,587,500
                                                                 --------------
Business Services -- 3.1%
   Advanstar Communications, Inc.,
       Senior Subordinated Notes, Series B
       12.00%                         02/15/11         1,500          1,020,000
   Building One Services, Inc., Senior
       Subordinated Notes
       10.50%                         05/01/09         1,750          1,172,500
   Stewart Enterprises, Inc., Senior
       Subordinated Notes
       10.75%(e)                      07/01/08         4,000          4,240,000
                                                                 --------------
                                                                      6,432,500
                                                                 --------------
Chemicals -- 3.8%
   Airgas, Inc., Senior Subordinated
       Notes
       9.13%(e)                       10/01/11         1,000          1,015,000
   Equistar Chemicals, Senior Unsecured
       Notes
       10.13%(e)                      09/01/08         1,500          1,384,305
   Hercules, Inc., Senior Unsecured Notes
       11.13%(e)                      11/15/07         1,000            960,000
   Lyondell Chemical Corp., Senior
       Subordinated Notes
       10.88%(b)                      05/01/09         1,500          1,245,000
   Resolution Performance Products LLC,
       Senior Subordinated Notes
       13.50%(c)                      11/15/10         3,000          3,090,000
                                                                 --------------
                                                                      7,694,305
                                                                 --------------
Construction -- 3.0%
   American Plumbing & Mechanical, Inc.,
       Senior Subordinated Notes, Series B
       11.63%                         10/15/08         1,000            995,000
   D.R. Horton, Inc., Senior Unsecured
       Notes
       10.50%                         04/01/05         1,000          1,010,000
   K. Hovnanian Enterprises, Inc.,
       Senior Unsecured Notes
       10.50%                         10/01/07         1,500          1,485,000
   Meritage Corp., Senior Unsecured
       Notes
       9.75%                          06/01/11         1,000            900,000
   Standard Pacific Corp., Senior
       Unsecured Notes
       8.50%                          04/01/09         1,000            945,000



See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (Continued)


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Construction (Continued)
   Toll Corp., Senior Subordinated Notes
       8.25%                          02/01/11       $   800     $      724,000
                                                                 --------------
                                                                      6,059,000
                                                                 --------------
Consumer Products -- 1.6%
   American Greetings Corp., Senior
       Subordinated Notes
       11.75%(b)(c)(e)                07/15/08         2,000          1,800,000
   Revlon Consumer Products Corp.,
       Senior Subordinated Notes
       8.63%(b)                       02/01/08         2,000            990,000
   Steinway Musical Instruments, Inc.,
       Senior Unsecured Notes
       8.75%(e)                       04/15/11           500            447,500
                                                                 --------------
                                                                      3,237,500
                                                                 --------------
Electronics -- 3.9%
   Comdisco, Inc., Senior Notes
       6.00%(c)(d)(h)                 01/30/02         2,000          1,440,000
   Flextronics Intl. Ltd., Senior
       Subordinated Notes
       9.88%(b)                       07/01/10         3,000          2,955,000
   Knology Hldgs., Inc., Senior Notes
       14.33%(f)                      10/15/07         4,000          1,320,000
   Knowles Electronics, Inc., Senior
       Subordinated Notes
       13.13%                         10/15/09         2,100          1,932,000
   PF.Net Communications, Inc., Senior
       Unsecured Notes
       13.75%                         05/15/10         1,000            180,000
   PSINet, Inc., Senior Unsecured Notes
       10.50%(d)(h)                   12/01/06         2,500            150,000
                                                                 --------------
                                                                      7,977,000
                                                                 --------------
Energy & Utilities -- 11.6%
   AES Corp., Senior Unsecured Notes
       8.88%                          02/15/11           500            425,000
   Baytex Energy Ltd., Senior
       Subordinated Notes
       10.50%(e)                      02/15/11         2,000          1,920,000
   Bellwether Exploration, Inc., Senior
       Subordinated Notes
       10.88%                         04/01/07         1,600          1,496,000
   BRL Universal Equipment, Inc.,
       Senior Secured Notes
       8.88%                          02/15/08         1,000            980,000
   CMS Energy and Atlantic Methanol
       Co., Senior Secured Notes
       10.88%(e)                      12/15/04         2,500          2,612,500
   CMS Energy Corp., Senior Unsecured
       Notes
       9.88%                          10/15/07         2,000          2,070,000
   Dresser, Inc., Senior Subordinated
       Notes
       9.38%(b)(e)                    04/15/11         4,000          4,010,000
   Grey Wolf, Inc., Senior Notes, Series C
       8.88%                          07/01/07         2,000          1,820,000
   Mission Resources Corp., Senior
       Subordinated Notes
       10.88%(e)                      04/01/07           800            748,000
   Newpark Resources, Inc., Senior
       Subordinated Notes, Series B
       8.63%                          12/15/07         1,500          1,350,000



                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Energy & Utilities (Continued)
   Pogo Producing Co., Senior
       Subordinated Notes, Series B
       10.38%                         02/15/09       $ 2,500          2,668,750
   Sesi LLC, Senior Unsecured Notes
       8.88%                          05/15/11         1,000            885,000
   Southern Cal. Edison Co., Senior
       Unsecured Notes
       7.20%(d)(h)                    11/03/03           780            674,700
   Swift Energy Co., Senior Subordinated
       Notes
       10.25%                         08/01/09         1,000          1,000,000
   Veritas DGC, Inc., Senior Notes
       9.75%                          10/15/03         1,000          1,015,000
                                                                 --------------
                                                                     23,674,950
                                                                 --------------
Entertainment & Leisure -- 5.4%
   Argosy Gaming Co., Senior
       Subordinated Notes
       10.75%                         06/01/09         1,000          1,060,000
       9.00%                          09/01/11         2,250          2,247,188
   Felcor Lodging LP, Senior Unsecured
       Notes
       8.50%(e)                       06/01/11         2,500          2,187,500
   Hollywood Entertainment Co., Senior
       Subordinated Notes, Series B
       10.63%(b)                      08/15/04         1,500          1,335,000
   Mohegan Tribal Gaming Authority,
       Senior Subordinated Notes
       8.75%                          01/01/09           500            505,000
   Park Place Entertainment Corp.,
       Senior Subordinated Notes
       8.13%(b)                       05/15/11         2,000          1,820,000
   Waterford Gaming LLC, Senior
       Unsecured Notes
       9.50%(e)                       03/15/10         1,936          1,819,840
                                                                 --------------
                                                                     10,974,528
                                                                 --------------
Finance -- 3.9%
   Calpine Canada Energy Finance ULC,
       Senior Unsecured Notes
       8.50%                          05/01/08         2,000          2,016,700
   Capital Guardian Ltd.
       11.45%(e)                      05/24/13         1,000            949,844
   Finova Group, Inc., Senior Secured
       Notes
       7.50%(b)                       11/15/09         2,300            920,000
   Labranche & Co., Inc., Senior
       Subordinated Notes
       12.00%                         03/02/07         1,500          1,605,000
   Larwin Group - Participation in Asset
       Exchange
       7.00%(i)(j)                    12/01/20             4              3,839
   Orion Power Hldgs., Inc., Senior
       Unsecured Notes
       12.00%                         05/01/10         1,300          1,560,000
   Zais Investment Grade Ltd., Secured
       Notes
       9.95%(e)                       09/23/14         1,000          1,010,000
                                                                 --------------
                                                                      8,065,383
                                                                 --------------


See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (Continued)


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Food & Agriculture -- 1.5%
   Ameriserve Finance Trust, Senior
       Secured Notes
       12.00%(b)(d)(e)(h)(j)          09/15/06       $   500     $       25,000
   Nebco Evans Hldg. Co., Senior
       Notes
       17.25%(d)(f)(h)(j)             07/15/07           800              1,000
   Tricon Global Restaurants, Inc.,
       Senior Unsecured Notes
       8.88%                          04/15/11         3,000          3,045,000
                                                                 --------------
                                                                      3,071,000
                                                                 --------------
Insurance -- 0.5%
   Conseco, Inc., Senior Unsecured Notes
       8.75%                          02/09/04         1,250          1,025,000
                                                                 --------------
Manufacturing -- 7.7%
   Actuant Corp., Senior Subordinated
       Notes
       13.00%                         05/01/09         1,500          1,522,500
   Briggs & Stratton Corp., Senior
       Unsecured Notes
       8.88%                          03/15/11         2,500          2,473,450
   Compagnie Generale de Geophysique,
       Senior Unsecured Notes
       10.63%                         11/15/07         2,258          2,212,840
   Dana Corp., Unsecured Notes
       9.00%(b)(e)                    08/15/11         1,000            880,000
   Flowserve Corp., Senior Subordinated
       Notes
       12.25%                         08/15/10         2,500          2,612,500
   National Equipment Services Co.,
       Senior Subordinated Notes, Series D
       10.00%                         11/30/04         1,000            750,000
   Plastipak Hldgs., Inc., Senior Unsecured
       Notes
       10.75%(e)                      09/01/11         2,000          2,000,000
   Repap New Brunswick, Inc.,
       Senior Notes
       11.50%                         06/01/04         1,200          1,365,000
   Terex Corp., Senior Subordinated
       Notes, Series B
       10.38%(b)                      04/01/11         1,000            950,000
   Wabtec Corp., Senior Notes
       9.38%                          06/15/05         1,000            990,000
                                                                 --------------
                                                                     15,756,290
                                                                 --------------
Medical & Medical Services -- 6.9%
   Bio-Rad Laboratories, Inc., Senior
       Subordinated Notes
       11.63%                         02/15/07         1,000          1,080,000
   Concentra Operating Corp., Senior
       Subordinated Notes
       13.00%                         08/15/09         1,750          1,872,500
   Davita, Inc., Senior Subordinated Notes,
       Series B
       9.25%                          04/15/11         1,000          1,035,000
   HCA-The Healthcare Co., Unsecured
       Notes
       7.13%                          06/01/06         1,000            990,000
   HealthSouth Corp., Senior Subordinated
       Notes
       10.75%                         10/01/08         2,000          2,160,000



                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Medical & Medical Services (Continued)
   Healthsouth Corp., Senior Unsecured
       Notes
       8.50%                          02/01/08       $ 1,000     $    1,015,000
   Insight Health Services, Inc., Senior
       Subordinated Notes, Series B
       9.63%                          06/15/08         2,000          2,300,000
   Matria Healthcare, Inc., Senior
       Unsecured Notes
       11.00%(e)                      05/01/08         1,500          1,477,500
   Unilab Finance Corp., Senior
       Subordinated Notes
       12.75%                         10/01/09           971          1,106,940
   Vanguard Health Systems, Inc., Senior
       Subordinated Notes
       9.75%(e)                       08/01/11         1,000          1,025,000
                                                                 --------------
                                                                     14,061,940
                                                                 --------------
Metals & Mining -- 2.7%
   AK Steel Corp., Senior Unsecured
       Notes
       7.88%(b)                       02/15/09         1,000            930,000
   Century Aluminum Co., Senior
       Secured Notes
       11.75%(e)                      04/15/08         1,500          1,492,500
   Earle M. Jorgensen Co., Senior
       Unsecured Notes, Series B
       9.50%                          04/01/05         1,500          1,350,000
   Golden Northwest Aluminum, Inc.,
       First Mortgage Notes
       12.00%                         12/15/06         2,000            880,000
   Kaiser Aluminum & Chemical Corp.,
       Senior Notes, Series B
       10.88%                         10/15/06         1,000            860,000
                                                                 --------------
                                                                      5,512,500
                                                                 --------------
Motor Vehicles -- 0.6%
   Dura Operating Corp., Senior
       Subordinated Notes
       9.00%(e)                       05/01/09         1,000            850,000
   Dura Operating Corp., Senior
       Subordinated Notes, Series B
       9.00%                          05/01/09           500            422,500
                                                                 --------------
                                                                      1,272,500
                                                                 --------------
Paper & Forest Products -- 5.9%
   Caraustar Industries, Inc., Senior
       Subordinated Notes
       9.88%(c)                       04/01/11         3,550          3,496,750
   Consolidated Container Co., Senior
       Subordinated Notes
       10.13%                         07/15/09         1,500          1,380,000
   Fibermark, Inc., Senior Unsecured
       Notes
       10.75%(e)                      04/15/11         1,500          1,335,000
   Norske Skog Canada Ltd., Senior
       Unsecured Notes
       8.63%(e)                       06/15/11         2,500          2,475,000
   Teekay Shipping Corp., Senior
       Unsecured Notes
       8.88%                          07/15/11         1,500          1,470,000
   U.S. Can Co., Senior Subordinated
       Notes, Series B
       12.38%                         10/01/10         2,000          1,820,000
                                                                 --------------
                                                                     11,976,750
                                                                 --------------


See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (Continued)


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Pharmaceuticals -- 3.0%
   AdvancePCS, Inc., Senior Unsecured
       Notes
       8.50%                          04/01/08       $ 1,000     $    1,030,000
   AmerisourceBergen Corp., Senior
       Unsecured Notes
       8.13%(e)                       09/01/08         2,000          2,055,000
   Omnicare, Inc., Senior Subordinated
       Notes
       8.13%(e)                       03/15/11         2,000          2,040,000
   Physician Sales & Service, Inc., Senior
       Subordinated Notes
       8.50%                          10/01/07         1,000            940,000
                                                                 --------------
                                                                      6,065,000
                                                                 --------------
Retail -- 6.1%
   Autonation, Inc., Sr. Notes, Senior
       Unsecured Notes
       9.00%(e)                       08/01/08         3,000          2,850,000
   K Mart Corp., Senior Unsecured Notes
       9.88%(e)                       06/15/08         2,000          1,820,000
   Mattress Discounters Corp., Senior
       Unsecured Notes, Series B
       12.63%                         07/15/07         1,500            360,000
   Office Depot, Inc., Senior Subordinated
       Notes
       10.00%(e)                      07/15/08         2,000          2,020,000
   Rite Aid Corp., Senior Notes
       7.13%                          01/15/07         2,000          1,640,000
   Rite Aid Corp., Senior Unsecured
       Notes
       6.00%(e)                       12/15/05         1,000            825,000
   Sonic Automotive, Inc., Senior
       Subordinated Notes, Series B
       11.00%(b)                      08/01/08         3,000          2,940,000
                                                                 --------------
                                                                     12,455,000
                                                                 --------------
Telecommunications -- 8.6%
   Allegiance Telecom, Inc., Senior Notes
       12.88%(b)                      05/15/08         2,000          1,200,000
   American Tower Corp., Senior
       Unsecured Notes
       9.38%(b)                       02/01/09         1,500          1,260,000
   Crown Castle Intl. Corp., Senior
       Unsecured Notes
       9.38%(c)                       08/01/11         2,500          2,112,500
   Exodus Communications, Inc., Senior
       Unsecured Notes
       11.63%(d)(h)                   07/15/10         1,185            136,275
   Hyperion Telecommunications, Inc.,
       Senior Notes, Series B
       13.00%                         04/15/03         1,350            648,000
   Level 3 Communications, Inc.,
       Senior Notes
       9.13%                          05/01/08         1,250            537,500
   Madison River Capital LLC, Senior
       Unsecured Notes
       13.25%                         03/01/10         2,000          1,220,000
   Nextel Communications, Inc., Senior
       Unsecured Notes
       12.00%                         11/01/08         2,000          1,525,000
   Nextlink Communications, Inc.,
       Senior Notes
       12.50%                         04/15/06         1,000            230,000



                                                       Par
                                      Maturity        (000)           Value
                                     __________      _______     _______________
CORPORATE BONDS (CONTINUED)
Telecommunications (Continued)
   Nortel Networks Corp., Unsecured
       Notes
       4.25%(e)                       09/01/08       $ 1,000     $      840,000
   Northeast Optic Network, Inc.,
       Senior Notes
       12.75%                         08/15/08         1,000            280,000
   Partner Communications Co. Ltd.,
       Senior Subordinated Notes
       13.00%(b)                      08/15/10         1,000            850,000
   RSL Communications Ltd., Senior
       Notes
       12.25%(d)(h)                   11/15/06         2,000             60,000
   Spectrasite Hldgs., Inc., Senior
       Unsecured Notes
       6.75%                          11/15/10         1,000            491,610
   Spectrasite Hldgs., Inc., Senior
       Unsecured Notes, Series B
       12.50%(b)                      11/15/10         1,000            750,000
   Time Warner Telecom LLC, Senior Notes
       9.75%                          07/15/08         3,000          2,070,000
   Ubiquitel Operating Co., Senior
       Subordinated Notes
       12.81%(f)                      04/15/10         3,000          1,170,000
   Voicestream Wireless Hldg. Co.,
       Senior Unsecured Notes
       10.38%                         11/15/09         2,000          2,280,000
   Worldwide Fiber, Inc., Senior
       Unsecured Notes
       12.50%(d)(h)(j)                12/15/05         1,500             15,000
       12.00%(d)(h)(j)                08/01/09         1,000             10,000
                                                                 --------------
                                                                     17,685,885
                                                                 --------------
Textiles -- 2.7%
   Hosiery Corp. of America, Inc., Senior
       Subordinated Notes
       13.75%(d)(h)(i)(j)             08/01/02         4,000          3,000,000
   Kasper A.S.L. Ltd., Senior Notes
       13.00%(d)(h)(i)(j)             03/31/04         1,500            525,000
   Levi Strauss & Co., Senior Unsecured
       Notes
       11.63%(b)                      01/15/08         1,500          1,102,500
   St. John Knits Intl., Inc., Senior
       Subordinated Notes
       12.50%                         07/01/09         1,000            940,000
                                                                 --------------
                                                                      5,567,500
                                                                 --------------
Transportation -- 0.2%
   Amtran, Inc., Senior Notes
       10.50%                         08/01/04         1,000            500,000
                                                                 --------------
Waste Management -- 1.3%
   Allied Waste North America, Inc., Senior
       Subordinated Notes, Series B
       10.00%(c)                      08/01/09         2,600          2,600,000
                                                                 --------------
TOTAL CORPORATE BONDS
  (Cost $228,749,611)                                               197,097,031
                                                                 --------------


See accompanying notes to financial statements.

                                BlackRock Funds

                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (Concluded)


                                                       Par
As of September 30, 2001              Maturity        (000)           Value
                                     __________      _______     _______________
SHORT TERM INVESTMENTS -- 1.2%
   Federal Home Loan Bank Discount
       Notes
       3.15%                          10/01/01       $ 2,500     $  2,500,000
                                                                 ------------
   (Cost $2,500,000)

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $240,133,049(a))                                         $204,526,181
                                                                 ============

---------------
(a) Cost for Federal income tax purposes is $240,420,515. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

               Gross unrealized appreciation                     $  2,564,854
               Gross unrealized depreciation                      (38,459,188)

                                                                 ------------
                                                                 $(35,894,334)
                                                                 ============
(b) Total or partial securities on loan.

(c) Securities  with  a  market   value  of  $18,125,486  have  been  pledged as
    collateral for reverse repurchase agreements.

(d) Non-income  producing security.

(e) Security exempt from registration under Rule 144A of the  Securities  Act of
    1933.   These   securities   may  be  resold  in  transactions  exempt  from
    registration, normally to qualified institutional investors.

(f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of September 30, 2001.

(g) Payment in kind security.

(h) Security in default.

(i) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(j) Security is illiquid.

                            INVESTMENT ABBREVIATIONS

                            IO       Interest Only
                            PO       Principal Only



See accompanying notes to financial statements.

                                BlackRock Funds

                      STATEMENT OF ASSETS AND LIABILITIES
                           HIGH YIELD BOND PORTFOLIO

September 30, 2001

ASSETS
     Investments at value (Cost $240,133,049)...........................     $204,526,181
     Collateral received for securities loaned..........................       20,034,770
     Interest receivable................................................        6,667,749
     Investments sold receivable........................................        9,695,326
     Capital shares sold receivable.....................................          574,675
     Prepaid expenses...................................................           48,089
                                                                             ------------
                    TOTAL ASSETS........................................      241,546,790
                                                                             ------------
LIABILITIES
     Reverse repurchase agreements payable..............................       13,738,697
     Investments purchased payable......................................       10,230,729
     Payable upon return of securities loaned...........................       20,034,770
     Capital shares redeemed payable....................................          717,541
     Distributions payable..............................................        1,936,345
     Payable to custodian...............................................        1,036,102
     Advisory fees payable..............................................           44,396
     Administrative fees payable........................................           35,123
     Transfer agent fees payable........................................            6,992
     Other accrued expenses payable.....................................          243,106
                                                                             ------------
                    TOTAL LIABILITIES...................................       48,023,801
                                                                             ------------
NET ASSETS (Applicable to 3,754,707 BlackRock shares,
     12,937,242 Institutional shares, 1,252 Service shares,
     1,214,225 Investor A shares, 6,737,238 Investor B shares and
     1,529,963 Investor C shares outstanding)...........................     $193,522,989
                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
     BLACKROCK, INSTITUTIONAL AND SERVICE
     SHARE ($123,437,955 / 16,693,201)..................................            $7.39
                                                                                    =====
NET ASSET VALUE AND REDEMPTION PRICE PER
     INVESTOR A SHARE ($8,979,652 / 1,214,225)..........................            $7.40
                                                                                    =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
     ($7.40 / 0.950)....................................................            $7.79
                                                                                    =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     (subject to a maximum contingent deferred sales charge of 4.5%)
     PER INVESTOR B SHARE ($49,786,451 / 6,737,238).....................            $7.39
                                                                                    =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     (subject to a maximum contingent deferred sales charge of 1.0%)
     PER INVESTOR C SHARE ($11,318,931 / 1,529,963).....................            $7.40
                                                                                    =====



See accompanying notes to financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                BlackRock Funds


                            STATEMENTS OF OPERATIONS

                                                                       Intermediate                                 Core
                                                  Low Duration          Government          Intermediate            Bond
                                                      Bond                 Bond                 Bond            Total Return
FOR THE YEAR ENDED SEPTEMBER 30, 2001               Portfolio            Portfolio            Portfolio           Portfolio
                                                  _____________        ____________         ____________        _____________
Investment income:
   Interest..................................      $21,316,163          $25,914,205         $ 57,853,147         $105,000,952
   Dividend..................................               --                   --                   --              391,658
                                                   -----------          -----------         ------------         ------------
     Total Investment Income.................       21,316,163           25,914,205           57,853,147          105,392,610
                                                   -----------          -----------         ------------         ------------
Expenses:
   Investment advisory fee...................        1,571,788            1,782,514            4,188,571            7,783,235
   Administration fee........................          571,206              819,957            1,574,891            3,009,500
   Custodian fee.............................           73,212               82,956              162,920              333,578
   Transfer agent fee........................           91,222              131,179              214,715              452,975
   Shareholder servicing fees................           95,506               83,084               64,469              246,950
   Shareholder processing fees...............           73,389               68,009               56,832              199,857
   Distribution fees.........................          116,809               22,921               17,585              249,036
   Legal and audit...........................            5,631               13,565               18,097               56,720
   Printing..................................           55,265               42,688              110,486              214,013
   Registration fees and expenses............           39,174               20,265               54,362               50,379
   Trustees' fees and officers' salary.......            4,570                3,969               15,300               34,921
   Other.....................................           22,343               34,727               35,931               72,574
                                                   -----------          -----------         ------------         ------------
                                                     2,720,115            3,105,834            6,514,159           12,703,738
   Less fees waived..........................         (897,102)            (782,405)          (1,763,469)          (3,712,420)
                                                   -----------          -----------         ------------         ------------
     Total operating expenses................        1,823,013            2,323,429            4,750,690            8,991,318
                                                   -----------          -----------         ------------         ------------
   Interest expense..........................        1,942,398            2,541,806            2,646,626            1,276,585
                                                   -----------          -----------         ------------         ------------
     Total expenses..........................        3,765,411            4,865,235            7,397,316           10,267,903
                                                   -----------          -----------         ------------         ------------
Net investment income........................       17,550,752           21,048,970           50,455,831           95,124,707
                                                   -----------          -----------         ------------         ------------
Realized and unrealized gain (loss)
   on investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions.................        4,840,218            6,335,303           21,118,685           40,831,310
     Futures and options.....................          287,971           (1,212,358)            (152,085)             701,789
     Swap contracts..........................           64,825             (116,440)             152,502            1,102,882
     Foreign currency and forward
        foreign currency transactions........          (51,544)                  --                   --            3,423,139
                                                   -----------          -----------         ------------         ------------
                                                     5,141,470            5,006,505           21,119,102           46,059,120
                                                   -----------          -----------         ------------         ------------
Change in unrealized appreciation
  (depreciation) from:
     Investments.............................        7,583,058           17,633,726           32,559,723           56,174,051
     Futures.................................         (185,919)              (5,219)             245,890             (321,922)
     Swap contracts..........................          (18,753)            (404,088)           1,681,147            1,470,893
     Foreign currency and forward
       foreign currency transactions.........          (72,525)                  --                   --              579,618
                                                   -----------          -----------         ------------         ------------
                                                     7,305,861           17,224,419           34,486,760           57,902,640
                                                   -----------          -----------         ------------         ------------
Net gain (loss) on investments and foreign
   currency transactions.....................       12,447,331           22,230,924           55,605,862          103,961,760
                                                   -----------          -----------         ------------         ------------
Net increase (decrease) in net assets
   resulting from operations.................      $29,998,083          $43,279,894         $106,061,693         $199,086,467
                                                   ===========          ===========         ============         ============



See accompanying notes to financial statements.

                                BlackRock Funds

   Government                                              Managed                   International              High Yield
     Income                      GNMA                      Income                        Bond                      Bond
    Portfolio                  Portfolio                  Portfolio                    Portfolio                 Portfolio
   __________                 ___________               ____________                 _____________              ___________

   $2,509,613                 $ 8,141,224               $ 99,008,616                  $ 7,564,472               $ 17,560,645
           --                          --                    800,320                           --                    554,205
   ----------                 -----------               ------------                  -----------               ------------
    2,509,613                   8,141,224                 99,808,936                    7,564,472                 18,114,850
   ----------                 -----------               ------------                  -----------               ------------

      190,912                     579,413                  6,873,389                      524,847                    744,499
       87,819                     242,300                  2,990,986                      219,481                    340,107
       17,411                      34,796                    261,021                       18,000                     45,054
       43,327                      35,597                    462,296                       45,675                     91,972
       94,913                      11,567                    507,503                       53,148                    152,907
       56,948                       7,071                    482,445                       35,343                     91,761
      211,060                      13,224                     49,137                       58,016                    405,652
          938                      13,775                     41,231                        2,458                         --
        4,935                      13,981                    162,216                       12,374                     17,195
       14,920                      41,759                     31,290                       28,645                     49,736
          399                       1,195                     20,391                          118                      3,798
        6,407                      12,464                     82,491                        2,698                     29,195
   ----------                 -----------               ------------                  -----------               ------------
      729,989                   1,007,142                 11,964,396                    1,000,803                  1,971,876
     (111,464)                   (340,063)                (1,633,292)                          --                   (239,772)
   ----------                 -----------               ------------                  -----------               ------------
      618,525                     667,079                 10,331,104                    1,000,803                  1,732,104
   ----------                 -----------               ------------                  -----------               ------------
      103,033                     780,888                  5,867,844                    1,478,854                    532,782
   ----------                 -----------               ------------                  -----------               ------------
      721,558                   1,447,967                 16,198,948                    2,479,657                  2,264,886
   ----------                 -----------               ------------                  -----------               ------------
    1,788,055                   6,693,257                 83,609,988                    5,084,815                 15,849,964
   ----------                 -----------               ------------                  -----------               ------------




    1,151,296                   3,090,162                 34,744,603                      203,107                 (4,631,655)
      705,586                    (386,615)                (3,719,344)                   2,114,710                         --
       20,364                     699,985                   (304,441)                          --                         --

           --                          --                  2,832,958                   (3,097,422)                        --
   ----------                 -----------               ------------                  -----------               ------------
    1,877,246                   3,403,532                 33,553,776                     (779,605)                (4,631,655)
   ----------                 -----------               ------------                  -----------               ------------


    1,729,085                   5,081,291                 62,518,721                    4,673,843                (23,320,527)
      233,235                    (359,915)                  (852,898)                     (30,390)                        --
     (377,136)                 (1,911,828)                  (821,960)                          --                         --

           --                          --                    500,323                    1,797,515                         --
   ----------                 -----------               ------------                  -----------               ------------
    1,585,184                   2,809,548                 61,344,186                    6,440,968                (23,320,527)
   ----------                 -----------               ------------                  -----------               ------------

    3,462,430                   6,213,080                 94,897,962                    5,661,363                (27,952,182)
   ----------                 -----------               ------------                  -----------               ------------

   $5,250,485                 $12,906,337               $178,507,950                  $10,746,178               $(12,102,218)
   ==========                 ===========               ============                  ===========               ============

                                BlackRock Funds


                            STATEMENT OF CASH FLOWS
                          LOW DURATION BOND PORTFOLIO
                     FOR THE YEAR ENDED SEPTEMBER 30, 2001

Cash provided by (used in) Operating Activities
   Investment income received............................................     $  21,081,743
   Operating expenses paid...............................................        (1,722,737)
   Interest expense paid.................................................        (1,942,398)
                                                                              -------------
Net increase in cash from operating activities...........................        17,416,608
                                                                              -------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments....................................      (624,834,624)
   Proceeds from disposition of long-term portfolio investments..........       650,036,809
   Net purchases of short-term investments...............................       (16,540,390)
                                                                              -------------
Net increase in cash from investing activities...........................         8,661,795
                                                                              -------------
Cash provided by (used in) Financing Activities
   Cash dividends paid...................................................       (12,199,410)
   Net borrowing relative to reverse repurchase agreements...............       (85,148,119)
   Proceeds related to capital stock purchases...........................       326,752,562
   Cash paid related to capital stock redemptions........................      (255,482,005)
                                                                              -------------
Net decrease in cash from financing activities...........................       (26,076,972)
                                                                              -------------
Net increase in cash.....................................................             1,431
Cash at beginning of year................................................                --
                                                                              -------------
Cash at end of year......................................................     $       1,431
                                                                              =============

Net increase in net assets resulting from operations.....................     $  29,998,083
Adjustments:
   Increase in interest receivable.......................................          (992,030)
   Amortization of premium and accretion of discount.....................           757,610
   Increase in accrued expenses..........................................           125,041
   Increase in prepaid expenses..........................................           (24,765)
   Net realized and changes in unrealized gain (loss) on investments.....       (12,447,331)
                                                                              -------------
Total adjustments........................................................       (12,581,475)
                                                                              -------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES...........................     $  17,416,608
                                                                              =============




See accompanying notes to financial statements.

                                BlackRock Funds


                            STATEMENT OF CASH FLOWS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                     FOR THE YEAR ENDED SEPTEMBER 30, 2001

Cash provided by (used in) Operating Activities
   Investment income received..........................................      $  27,889,211
   Operating expenses paid.............................................         (2,323,851)
   Interest expense paid...............................................         (3,266,680)
                                                                             -------------
Net increase in cash from operating activities.........................         22,298,680
                                                                             -------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments..................................       (619,984,878)
   Proceeds from disposition of long-term portfolio investments........        692,075,901
   Net purchases of short-term investments.............................        (12,239,502)
                                                                             -------------
Net increase in cash from investing activities.........................         59,851,521
                                                                             -------------
Cash provided by (used in) Financing Activities
   Cash dividends paid.................................................        (20,002,003)
   Net borrowing relative to reverse repurchase agreements.............        (43,768,734)
   Proceeds related to capital stock purchases.........................        220,682,756
   Cash paid related to capital stock redemptions......................       (239,062,220)
                                                                             -------------
Net decrease in cash from financing activities.........................        (82,150,201)
                                                                             -------------
Net increase (decrease) in cash........................................                 --
Cash at beginning of year..............................................                 --
                                                                             -------------
Cash at end of year....................................................      $          --
                                                                             =============

Net increase in net assets resulting from operations...................      $  43,279,894
Adjustments:
   Decrease in interest receivable.....................................            270,162
   Amortization of premium and accretion of discount...................            979,970
   Increase in accrued expenses........................................             30,761
   Increase in prepaid expenses........................................            (31,183)
   Net realized and changes in unrealized gain (loss) on investments...        (22,230,924)
                                                                             -------------
Total adjustments......................................................        (20,981,214)
                                                                             -------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES.........................      $  22,298,680
                                                                             =============



See accompanying notes to financial statements.

                                BlackRock Funds


                            STATEMENT OF CASH FLOWS
                                 GNMA PORTFOLIO
                     FOR THE YEAR ENDED SEPTEMBER 30, 2001

Cash provided by (used in) Operating Activities
   Investment income received...............................................      $     7,719,231
   Operating expenses paid..................................................             (640,881)
   Interest expense paid....................................................             (780,888)
                                                                                  ----------------
Net increase in cash from operating activities..............................            6,297,462
                                                                                  ----------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments.......................................       (1,039,511,853)
   Proceeds from disposition of long-term portfolio investments.............          968,837,357
   Net proceeds from disposition of short-term investments..................            4,139,259
                                                                                  ----------------
Net decrease in cash from investing activities..............................          (66,535,237)
                                                                                  ----------------
Cash provided by (used in) Financing Activities
   Cash dividends paid......................................................           (6,439,644)
   Net borrowing relative to reverse repurchase agreements..................           43,123,119
   Proceeds related to capital stock purchases..............................           67,804,713
   Cash paid related to capital stock redemptions...........................          (44,250,413)
                                                                                  ----------------
Net increase in cash from financing activities..............................           60,237,775
                                                                                  ----------------
Net increase (decrease) in cash.............................................                   --
Cash at beginning of year...................................................                   --
                                                                                  ----------------
Cash at end of year.........................................................      $            --
                                                                                  ================

Net increase in net assets resulting from operations........................      $    12,906,337
Adjustments:
   Increase in interest receivable..........................................             (380,077)
   Amortization of premium and accretion of discount........................              (41,916)
   Increase in accrued expenses.............................................               37,329
   Increase in prepaid expenses.............................................              (11,131)
   Net realized and changes in unrealized gain (loss) on investments........           (6,213,080)
                                                                                  ----------------
Total adjustments...........................................................           (6,608,875)
                                                                                  ----------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES..............................      $     6,297,462
                                                                                  ================



See accompanying notes to financial statements.

                                BlackRock Funds


                            STATEMENT OF CASH FLOWS
                          INTERNATIONAL BOND PORTFOLIO
                     FOR THE YEAR ENDED SEPTEMBER 30, 2001

Cash provided by (used in) Operating Activities
   Investment income received...........................................      $   6,543,712
   Operating expenses paid..............................................         (1,022,122)
   Interest expense paid................................................         (1,478,854)
                                                                              -------------
Net increase in cash from operating activities..........................          4,042,736
                                                                              -------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments...................................       (166,127,284)
   Proceeds from disposition of long-term portfolio investments.........        153,377,899
   Net purchases of short-term investments..............................         (3,600,438)
                                                                              -------------
Net decrease in cash from investing activities..........................        (16,349,823)
                                                                              -------------
Cash provided by (used in) Financing Activities
   Cash dividends paid..................................................         (9,290,218)
   Net borrowing relative to reverse repurchase agreements..............         (3,183,790)
   Proceeds related to capital stock purchases..........................         64,322,393
   Cash paid related to capital stock redemptions.......................        (37,614,738)
                                                                              -------------
Net increase in cash from financing activities..........................         14,233,647
                                                                              -------------
Net increase in cash....................................................          1,926,560
Cash at beginning of year...............................................          1,001,697
                                                                              -------------
Cash at end of year.....................................................      $   2,928,257
                                                                              =============

Net increase in net assets resulting from operations....................      $  10,746,178
Adjustments:
   Increase in interest receivable......................................           (868,786)
   Amortization of premium and accretion of discount....................           (123,488)
   Increase in accrued expenses.........................................              8,268
   Increase in prepaid expenses.........................................            (29,587)
   Net realized and changes in unrealized gain (loss) on investments....         (5,661,363)
                                                                              -------------
Total adjustments.......................................................         (6,674,956)
                                                                              -------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES..........................      $   4,071,222
                                                                              =============



See accompanying notes to financial statements.

                                BlackRock Funds


                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         Low Duration
                                                                                                        Bond Portfolio
                                                                                              _________________________________
                                                                                                For the             For the
                                                                                               Year Ended          Year Ended
                                                                                                 9/30/01             9/30/00
                                                                                              _____________       _____________
Increase (decrease) in net assets:
  Operations:
    Net investment income............................................................         $ 17,550,752        $ 16,824,844
    Net realized gain (loss) on investments, futures contracts, options
      contracts, swap contracts and foreign currency related transactions............            5,141,470          (2,190,387)
    Net unrealized gain on investments, futures contracts, swap contracts and
      foreign currency related transactions..........................................            7,305,861           2,018,718
                                                                                              ------------        ------------
    Net increase in net assets resulting from operations.............................           29,998,083          16,653,175
                                                                                              ------------        ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class..................................................................           (8,219,197)         (6,381,700)
    Institutional Class..............................................................           (7,326,449)         (8,766,645)
    Service Class....................................................................           (1,435,755)           (966,066)
    Investor A Class.................................................................             (333,533)           (143,501)
    Investor B Class.................................................................             (549,918)           (398,425)
    Investor C Class.................................................................             (127,093)            (50,867)
                                                                                              ------------        ------------
    Total distributions from net investment income...................................          (17,991,945)        (16,707,204)
                                                                                              ------------        ------------
  In excess of net investment income:
    BlackRock Class..................................................................              (79,364)                 --
    Institutional Class..............................................................              (93,937)                 --
    Service Class....................................................................              (29,804)                 --
    Investor A Class.................................................................               (8,893)                 --
    Investor B Class.................................................................              (14,230)                 --
    Investor C Class.................................................................               (6,449)                 --
                                                                                              ------------        ------------
    Total distributions in excess of net investment income:..........................             (232,677)                 --
                                                                                              ------------        ------------
  Net realized gains:
    BlackRock Class..................................................................                   --                  --
    Institutional Class..............................................................                   --                  --
    Service Class....................................................................                   --                  --
    Investor A Class.................................................................                   --                  --
    Investor B Class.................................................................                   --                  --
    Investor C Class.................................................................                   --                  --
                                                                                              ------------        ------------
    Total distributions from net realized gains......................................                   --                  --
                                                                                              ------------        ------------
    Total distributions to shareholders..............................................          (18,224,622)        (16,707,204)
                                                                                              ------------        ------------
Capital share transactions...........................................................           78,266,809         (20,518,222)
                                                                                              ------------        ------------
    Total increase (decrease) in net assets..........................................           90,040,270         (20,572,251)
                                                                                              ------------        ------------
Net assets:
    Beginning of period..............................................................          244,892,044         265,464,295
                                                                                              ------------        ------------
    End of period....................................................................         $334,932,314        $244,892,044
                                                                                              ============        ============



See accompanying notes to financial statements.

                                BlackRock Funds

        Intermediate Government                           Intermediate                                    Core
            Bond Portfolio                               Bond Portfolio                        Bond Total Return Portfolio
   __________________________________         ___________________________________          _____________________________________
     For the             For the                 For the               For the               For the               For the
    Year Ended          Year Ended              Year Ended            Year Ended            Year Ended            Year Ended
      9/30/01             9/30/00                 9/30/01               9/30/00               9/30/01               9/30/00
   ____________        _____________           ______________        ____________          _______________       _______________


   $ 21,048,970        $ 23,943,023            $   50,455,831        $ 41,939,262          $   95,124,707        $   78,297,029

      5,006,505          (4,040,422)               21,119,102          (6,161,485)             46,059,120            (6,442,708)

     17,224,419           3,696,818                34,486,760           9,190,254              57,902,640            22,971,920
   ------------        ------------            --------------        ------------          --------------        --------------
     43,279,894          23,599,419               106,061,693          44,968,031             199,086,467            94,826,241
   ------------        ------------            --------------        ------------          --------------        --------------


             --                  --               (17,558,553)         (7,924,025)            (24,006,606)          (14,750,510)
    (18,340,165)        (21,308,046)              (31,988,414)        (31,805,556)            (63,592,088)          (56,899,046)
     (1,692,974)         (1,455,556)               (1,768,509)         (1,447,957)             (4,752,419)           (3,686,601)
       (652,691)           (492,570)                 (299,299)           (181,145)               (739,460)             (376,501)
        (96,851)            (54,322)                  (83,299)            (53,917)               (917,297)             (660,943)
        (40,952)            (18,371)                  (28,925)            (17,336)               (585,340)             (204,998)
   ------------        ------------            --------------        ------------          --------------        --------------
    (20,823,633)        (23,328,865)              (51,726,999)        (41,429,936)            (94,593,210)          (76,578,599)
   ------------        ------------            --------------        ------------          --------------        --------------

             --                  --                   (66,593)                 --                      --                    --
             --                  --                   (63,891)                 --                      --                    --
             --                  --                    (4,493)                 --                      --                    --
             --                  --                      (903)                 --                      --                    --
             --                  --                      (373)                 --                      --                    --
             --                  --                      (112)                 --                      --                    --
   ------------        ------------            --------------        ------------          --------------        --------------
             --                  --                  (136,365)                 --                      --                    --
   ------------        ------------            --------------        ------------          --------------        --------------

             --                  --                        --              (2,426)                     --              (241,923)
             --            (531,361)                       --             (25,959)                     --            (1,056,940)
             --             (36,299)                       --              (1,333)                     --               (96,076)
             --             (18,784)                       --                (216)                     --                (9,978)
             --              (1,376)                       --                 (57)                     --               (21,048)
             --                (659)                       --                 (24)                     --                (6,041)
   ------------        ------------            --------------        ------------          --------------        --------------
             --            (588,479)                       --             (30,015)                     --            (1,432,006)
   ------------        ------------            --------------        ------------          --------------        --------------
    (20,823,633)        (23,917,344)              (51,863,364)        (41,459,951)            (94,593,210)          (78,010,605)
   ------------        ------------            --------------        ------------          --------------        --------------
    (23,602,582)        (61,708,580)              319,734,507         148,966,342             253,606,123           469,174,961
   ------------        ------------            --------------        ------------          --------------        --------------
     (1,146,321)        (62,026,505)              373,932,836         152,474,422             358,099,380           485,990,597
   ------------        ------------            --------------        ------------          --------------        --------------

    362,093,185         424,119,690               699,137,333         546,662,911           1,452,989,455           966,998,858
   ------------        ------------            --------------        ------------          --------------        --------------
   $360,946,864        $362,093,185            $1,073,070,169        $699,137,333          $1,811,088,835        $1,452,989,455
   ============        ============            ==============        ============          ==============        ==============

                                BlackRock Funds

                                                                        Government                            GNMA
                                                                     Income Portfolio                       Portfolio
                                                               _____________________________     ________________________________
                                                                 For the           For the         For the            For the
                                                               Year Ended        Year Ended      Year Ended         Year Ended
                                                                 9/30/01           9/30/00         9/30/01            9/30/00
                                                               __________        ___________     ____________       _____________
Increase (decrease) in net assets:
  Operations:
    Net investment income...................................   $ 1,788,055      $  1,879,475     $  6,693,257        $  6,662,714
    Net realized gain (loss) on investments, futures
      contracts, options contracts, swap contracts and
      foreign currency related transactions.................     1,877,246          (456,577)       3,403,532              63,818
    Net unrealized appreciation (depreciation) on
      investments, futures contracts, options contracts,
      swap contracts and foreign currency related
      transactions..........................................     1,585,184           594,766        2,809,548           1,065,255
                                                               -----------      ------------     ------------        ------------
    Net increase (decrease) in net assets
      resulting from operations.............................     5,250,485         2,017,664       12,906,337           7,791,787
                                                               -----------      ------------     ------------        ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class.........................................            --                --               --                  --
    Institutional Class.....................................            --                --       (6,319,252)         (6,542,550)
    Service Class...........................................            --                --          (12,815)             (9,662)
    Investor A Class........................................      (499,339)         (330,331)        (158,831)            (93,730)
    Investor B Class........................................    (1,137,466)       (1,399,271)         (68,638)            (15,091)
    Investor C Class........................................       (87,199)          (81,128)         (15,818)             (1,681)
                                                               -----------      ------------     ------------        ------------
    Total distributions from net investment income..........    (1,724,004)       (1,810,730)      (6,575,354)         (6,662,714)
                                                               -----------      ------------     ------------        ------------
  In excess of net investment income:
    BlackRock Class.........................................            --                --               --                  --
    Institutional Class.....................................            --                --               --            (201,944)
    Service Class...........................................            --                --               --                (418)
    Investor A Class........................................        (6,350)               --               --              (3,995)
    Investor B Class........................................       (15,793)               --               --                (712)
    Investor C Class........................................        (1,896)               --               --                 (61)
                                                               -----------      ------------     ------------        ------------
    Total distributions in excess of net investment income..       (24,039)               --               --            (207,130)
                                                               -----------      ------------     ------------        ------------
  Capital:
    BlackRock Class.........................................            --                --               --                  --
    Institutional Class.....................................            --                --               --                  --
    Service Class...........................................            --                --               --                  --
    Investor A Class........................................            --           (23,853)              --                  --
    Investor B Class........................................            --          (102,715)              --                  --
    Investor C Class........................................            --            (5,341)              --                  --
                                                               -----------      ------------     ------------        ------------
    Total distributions from capital........................            --          (131,909)              --                  --
                                                               -----------      ------------     ------------        ------------
  Net realized gains:
    BlackRock Class.........................................            --                --               --                  --
    Institutional Class.....................................            --                --               --            (204,646)
    Service Class...........................................            --                --               --                (184)
    Investor A Class........................................            --                --               --              (2,752)
    Investor B Class........................................            --                --               --                (473)
    Investor C Class........................................            --                --               --                 (48)
                                                               -----------      ------------     ------------        ------------
    Total distributions from net realized gains.............            --                --               --            (208,103)
                                                               -----------      ------------     ------------        ------------
    Total distributions to shareholders.....................    (1,748,043)       (1,942,639)      (6,575,354)         (7,077,947)
                                                               -----------      ------------     ------------        ------------
Capital share transactions..................................    10,459,163       (12,370,956)      23,702,508         (14,676,883)
                                                               -----------      ------------     ------------        ------------
    Total increase (decrease) in net assets.................    13,961,605       (12,295,931)      30,033,491         (13,963,043)
                                                               -----------      ------------     ------------        ------------
Net assets:
    Beginning of period.....................................    31,603,060        43,898,991       97,551,797         111,514,840
                                                               -----------      ------------     ------------        ------------
    End of period...........................................   $45,564,665      $ 31,603,060     $127,585,288        $ 97,551,797
                                                               ===========      ============     ============        ============

See accompanying notes to financial statements.

                                 BlackRock Funds



                   Managed                                  International                               High Yield
              Income Portfolio                             Bond Portfolio                             Bond Portfolio
     ___________________________________          _________________________________         ___________________________________
        For the                For the               For the             For the               For the              For the
      Year Ended             Year Ended            Year Ended          Year Ended            Year Ended           Year Ended
        9/30/01                9/30/00               9/30/01             9/30/00               9/30/01              9/30/00
     ______________         ______________        _____________       _____________          ___________          ____________


     $   83,609,988         $   98,843,225         $  5,084,815         $ 3,625,258          $ 15,849,964         $ 12,117,662


         33,553,776            (27,974,862)            (779,605)          5,653,035            (4,631,655)          (1,650,432)



         61,344,186             29,674,468            6,440,968          (3,856,909)          (23,320,527)          (8,267,440)
     --------------         --------------         ------------         -----------          ------------         ------------

        178,507,950            100,542,831           10,746,178           5,421,384           (12,102,218)           2,199,790
     --------------         --------------         ------------         -----------          ------------         ------------


                 --                     --                   --                  --                (1,303)                 (12)
        (65,360,615)           (79,133,078)          (8,567,685)         (3,105,225)           (9,982,748)          (8,234,984)
        (16,800,681)           (17,772,458)            (499,854)           (168,663)               (3,612)              (2,205)
         (1,019,722)              (892,241)            (762,710)           (122,554)             (782,886)            (514,119)
           (293,636)              (269,572)            (381,136)            (97,945)           (4,844,278)          (2,618,038)
            (10,220)                  (653)            (264,695)            (85,265)             (803,534)            (493,802)
     --------------         --------------         ------------         -----------          ------------         ------------
        (83,484,874)           (98,068,002)         (10,476,080)         (3,579,652)          (16,418,361)         (11,863,160)
     --------------         --------------         ------------         -----------          ------------         ------------

                 --                     --                   --                  --              (265,701)                  --
                 --                     --             (834,447)                 --              (915,525)                  --
                 --                     --             (125,172)                 --                   (89)                  --
                 --                     --             (190,724)                 --               (85,933)                  --
                 --                     --              (83,803)                 --              (476,780)                  --
                 --                     --              (47,315)                 --              (108,277)                  --
     --------------         --------------         ------------         -----------          ------------         ------------
                 --                     --           (1,281,461)                 --            (1,852,305)                  --
     --------------         --------------         ------------         -----------          ------------         ------------

                 --                     --                   --                  --                    --                   --
                 --                     --                                       --                    --                   --
                 --                     --                   --                  --                    --                   --
                 --                     --                   --                  --                    --                   --
                 --                     --                   --                  --                    --                   --
                 --                     --                   --                  --                    --                   --
     --------------         --------------         ------------         -----------          ------------         ------------
                 --                     --                   --                  --                    --                   --
     --------------         --------------         ------------         -----------          ------------         ------------

                 --                     --                   --                  --                    --                   --
                 --             (2,991,619)                  --          (1,954,417)                   --                   --
                 --               (658,497)                  --            (117,946)                   --                   --
                 --                (35,544)                  --            (133,559)                   --                   --
                 --                (13,390)                  --             (90,272)                   --                   --
                 --                     --                   --             (68,503)                   --                   --
     --------------         --------------         ------------         -----------          ------------         ------------
                 --             (3,699,050)                  --          (2,364,697)                   --                   --
     --------------         --------------         ------------         -----------          ------------         ------------
        (83,484,874)          (101,767,052)         (11,757,541)         (5,944,349)          (18,270,666)         (11,863,160)
     --------------         --------------         ------------         -----------          ------------         ------------
       (250,393,816)           (79,372,000)          29,884,916          14,383,463           102,264,497           47,969,735
     --------------         --------------         ------------         -----------          ------------         ------------
       (155,370,740)           (80,596,221)          28,873,553          13,860,498            71,891,613           38,306,365
     --------------         --------------         ------------         -----------          ------------         ------------

      1,464,247,521          1,544,843,742           84,209,662          70,349,164           121,631,376           83,325,011
     --------------         --------------         ------------         -----------          ------------         ------------
     $1,308,876,781         $1,464,247,521         $113,083,215         $84,209,662          $193,522,989         $121,631,376
     ==============         ==============         ============         ===========          ============         ============

                                BlackRock Funds

                              FINANCIAL HIGHLIGHTS
                 For a Share Outstanding Throughout each Period

                                     Net                     Net gain                     Distributions                   Net
                                    asset                    (loss) on     Distributions    in excess   Distributions    asset
                                    value        Net        investments      from net        of net       from net       value
                                  beginning  investment   (both realized    investment     investment     realized      end of
                                  of period    income     and unrealized)     income         income         gains       period
________________________________________________________________________________________________________________________________
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/01                           $ 9.81       $0.57          $ 0.42          $(0.59)      $(0.01)        $   --        $10.20
9/30/00                             9.82        0.62           (0.02)          (0.61)          --             --          9.81
9/30/99                            10.03        0.61           (0.22)          (0.60)          --             --          9.82
9/30/98                             9.89        0.59            0.12           (0.57)          --             --         10.03
6/3/97(1) through 9/30/97           9.82        0.19            0.07           (0.19)          --             --          9.89

INSTITUTIONAL CLASS
9/30/01                           $ 9.82       $0.56          $ 0.41          $(0.57)      $(0.01)        $   --        $10.21
9/30/00                             9.82        0.61           (0.01)          (0.60)          --             --          9.82
9/30/99                            10.03        0.58           (0.20)          (0.59)          --             --          9.82
9/30/98                             9.89        0.56            0.14           (0.56)          --             --         10.03
9/30/97                             9.79        0.58            0.08           (0.56)          --             --          9.89

SERVICE CLASS
9/30/01                           $ 9.82       $0.53          $ 0.41          $(0.54)      $(0.01)        $   --        $10.21
9/30/00                             9.82        0.57            0.00           (0.57)          --             --          9.82
9/30/99                            10.03        0.55           (0.20)          (0.56)          --             --          9.82
9/30/98                             9.89        0.66            0.01           (0.53)          --             --         10.03
9/30/97                             9.79        0.54            0.09           (0.53)          --             --          9.89

INVESTOR A CLASS
09/30/01                          $ 9.82       $0.52          $ 0.41          $(0.53)      $(0.01)        $   --        $10.21
9/30/00                             9.82        0.55            0.00           (0.55)          --             --          9.82
9/30/99                            10.03        0.54           (0.21)          (0.54)          --             --          9.82
9/30/98                             9.89        0.51            0.14           (0.51)          --             --         10.03
9/30/97                             9.79        0.52            0.09           (0.51)          --             --          9.89

INVESTOR B CLASS
9/30/01                           $ 9.82       $0.44          $ 0.41          $(0.45)      $(0.01)        $   --        $10.21
9/30/00                             9.82        0.48            0.00           (0.48)          --             --          9.82
9/30/99                            10.03        0.45           (0.19)          (0.47)          --             --          9.82
9/30/98                             9.89        0.41            0.17           (0.44)          --             --         10.03
11/18/96(1) through 9/30/97         9.86        0.41              --           (0.38)          --             --          9.89

INVESTOR C CLASS
9/30/01                           $ 9.82       $0.44          $ 0.41          $(0.45)      $(0.01)        $   --        $10.21
9/30/00                             9.82        0.48            0.00           (0.48)          --             --          9.82
9/30/99                            10.03        0.46           (0.20)          (0.47)          --             --          9.82
9/30/98                             9.89        0.44            0.14           (0.44)          --             --         10.03
2/24/97(1) through 9/30/97          9.87        0.26            0.02           (0.26)          --             --          9.89

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/01                           $ 9.91       $0.61          $ 0.63          $(0.60)      $   --         $   --        $10.55
9/30/00                             9.89        0.61            0.01           (0.59)          --          (0.01)         9.91
9/30/99                            10.48        0.59           (0.51)          (0.59)          --          (0.08)         9.89
9/30/98                            10.11        0.57            0.39           (0.59)          --             --         10.48
9/30/97                             9.92        0.59            0.19           (0.59)          --             --         10.11

SERVICE CLASS
9/30/01                           $ 9.91       $0.58          $ 0.63          $(0.57)      $   --         $   --        $10.55
9/30/00                             9.89        0.58            0.01           (0.56)          --          (0.01)         9.91
9/30/99                            10.48        0.56           (0.51)          (0.56)          --          (0.08)         9.89
9/30/98                            10.11        0.58            0.35           (0.56)          --             --         10.48
9/30/97                             9.92        0.56            0.19           (0.56)          --             --         10.11

INVESTOR A CLASS
9/30/01                           $ 9.91       $0.56          $ 0.65          $(0.55)      $   --         $   --        $10.57
9/30/00                             9.89        0.55            0.02           (0.54)          --          (0.01)         9.91
9/30/99                            10.48        0.54           (0.51)          (0.54)          --          (0.08)         9.89
9/30/98                            10.11        0.53            0.38           (0.54)          --             --         10.48
9/30/97                             9.92        0.54            0.19           (0.54)          --             --         10.11

See accompanying notes to financial statements.

                         BlackRock Funds

                                         Ratio of                                                Ratio of net
              Net                       expenses to     Ratio of expenses                      investment income
            assets       Ratio of       average net        to average        Ratio of net         to average
            end of      expenses to       assets           net assets      investment income      net assets        Portfolio
  Total     period      average net     (excluding         (excluding       to average net        (excluding        turnover
 return      (000)        assets     interest expense)      waivers)            assets             waivers)           rate
______________________________________________________________________________________________________________________________


 10.38%    $ 114,205        0.99%           0.40%              1.28%               5.78%              5.48%            168%
  6.35        86,868        2.25            0.40               2.66                6.30               5.89             182
  4.06        79,326        2.26            0.41               2.59                6.04               5.71             177
  7.44       140,493        1.59            0.40               1.99                5.93               5.53             227
  2.68        68,300        1.01(2)         0.40(2)            1.34(2)             5.97(2)            5.64(2)          371


 10.21%    $ 135,243        1.24%           0.55%              1.52%               5.64%              5.36%            168%
  6.29       126,818        2.43            0.55               2.71                6.16               5.88             182
  3.91       157,553        2.39            0.56               2.67                5.89               5.62             177
  7.28       166,887        1.80            0.55               2.20                5.77               5.37             227
  6.89       102,490        1.54            0.55               1.87                5.15               4.82             371


  9.88%    $  42,909        1.41%           0.85%              1.68%               5.26%              4.98%            168%
  5.98        19,745        2.77            0.85               3.05                5.86               5.58             182
  3.60        16,872        2.70            0.86               2.97                5.59               5.32             177
  6.96        18,393        1.98            0.85               2.38                5.49               5.09             227
  6.57        82,873        1.85            0.85               2.18                4.86               4.53             371


  9.70%(3) $  12,808        1.43%           1.00%              1.70%               4.92%              4.65%            168%
  5.80(3)      2,512        2.94            1.02               3.22                5.69               5.41             182
  3.42(3)      2,594        2.79            1.02               3.07                5.38               5.10             177
  6.78(3)      2,850        2.32            1.02               2.72                5.29               4.89             227
  6.39(3)      1,079        2.02            1.02               2.35                4.72               4.39             371


  8.89%(4) $  20,485        2.28%           1.76%              2.55%               4.29%              4.02%            168%
  5.01(4)      8,142        3.66            1.77               3.94                4.93               4.65             182
  2.65(4)      7,549        3.41            1.75               3.67                4.59               4.34             177
  5.99(4)        398        3.08            1.76               3.48                4.50               4.10             227
  4.31(4)         13        2.19(2)         1.73(2)            2.52(2)             4.50(2)            4.17(2)          371


  8.89%(4) $   9,282        1.99%           1.72%              2.26%               4.05%              3.78%            168%
  5.01(4)        807        3.69            1.77               3.97                4.96               4.68             182
  2.65(4)      1,570        3.47            1.77               3.72                4.62               4.37             177
  5.99(4)        342        2.98            1.75               3.38                4.47               4.07             227
  2.91(4)         72        2.23(2)         1.72(2)            2.56(2)             4.49(2)            4.16(2)          371



 12.90%    $ 309,383        1.33%           0.60%              1.54%               5.97%              5.75%            157%
  6.54       325,510        1.02            0.60               1.23                6.17               5.96             131
  0.75       388,917        0.81            0.60               1.02                5.77               5.56             191
  9.83       441,691        0.63            0.59               0.89                5.72               5.46             272
  8.08        96,605        0.67            0.55               0.98                5.88               5.57             291


 12.56%    $  32,336        1.56%           0.90%              1.78%               5.65%              5.43%            157%
  6.23        25,325        1.32            0.90               1.54                5.87               5.66             131
  0.45        26,687        1.11            0.90               1.32                5.47               5.26             191
  9.50        29,697        0.91            0.88               1.17                5.51               5.25             272
  7.75        50,535        0.97            0.85               1.28                5.58               5.27             291


 12.58%(3) $  14,033        1.64%           1.04%              1.85%               5.29%              5.08%            157%
  6.05(3)      9,262        1.47            1.08               1.69                5.66               5.45             131
  0.28(3)      7,239        1.25            1.06               1.46                5.29               5.08             191
  9.32(3)      7,972        1.09            1.05               1.35                5.33               5.07             272
  7.57(3)      5,374        1.14            1.02               1.45                5.42               5.11             291

                                BlackRock Funds

                 For a Share Outstanding Throughout each Period


                                    Net                           Net gain                                               Net
                                   asset                          (loss) on        Distributions    Distributions       asset
                                   value            Net          investments         from net         from net          value
                                 beginning      investment     (both realized       investment        realized         end of
                                 of period        income       and unrealized)        income            gains          period
________________________________________________________________________________________________________________________________
INVESTOR B CLASS
9/30/01                           $ 9.91           $0.48           $ 0.64             $(0.48)        $     --          $10.55
9/30/00                             9.89            0.49             0.01              (0.47)           (0.01)           9.91
9/30/99                            10.48            0.46            (0.51)             (0.46)           (0.08)           9.89
9/30/98                            10.11            0.47             0.37              (0.47)              --           10.48
10/11/96(1) through 9/30/97         9.98            0.45             0.13              (0.45)              --           10.11

INVESTOR C CLASS
9/30/01                           $ 9.91           $0.48           $ 0.64             $(0.48)        $     --          $10.55
9/30/00                             9.89            0.48             0.02              (0.47)           (0.01)           9.91
9/30/99                            10.48            0.46            (0.51)             (0.46)           (0.08)           9.89
9/30/98                            10.11            0.47             0.37              (0.47)              --           10.48
10/8/96(1) through 9/30/97          9.98            0.45             0.13              (0.45)              --           10.11

---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/01                           $ 9.13           $0.57           $ 0.61             $(0.59)        $     --          $ 9.72
9/30/00                             9.10            0.58             0.03              (0.58)              --            9.13
9/30/99                             9.67            0.58            (0.47)             (0.58)           (0.10)           9.10
5/1/98(1) through 9/30/98           9.46            0.24             0.26              (0.24)           (0.05)           9.67

INSTITUTIONAL CLASS
9/30/01                           $ 9.13           $0.56           $ 0.60             $(0.58)        $     --          $ 9.71
9/30/00                             9.10            0.58             0.02              (0.57)              --            9.13
9/30/99                             9.67            0.57            (0.47)             (0.57)           (0.10)           9.10
9/30/98                             9.49            0.57             0.23              (0.57)           (0.05)           9.67
9/30/97                             9.32            0.58             0.17              (0.58)              --            9.49

SERVICE CLASS
9/30/01                           $ 9.13           $0.53           $ 0.60             $(0.55)        $     --          $ 9.71
9/30/00                             9.10            0.55             0.02              (0.54)              --            9.13
9/30/99                             9.67            0.54            (0.47)             (0.54)           (0.10)           9.10
9/30/98                             9.49            0.58             0.20              (0.55)           (0.05)           9.67
9/30/97                             9.32            0.55             0.17              (0.55)              --            9.49

INVESTOR A CLASS
9/30/01                           $ 9.12           $0.52           $ 0.61             $(0.54)        $     --          $ 9.71
9/30/00                             9.10            0.53             0.02              (0.53)              --            9.12
9/30/99                             9.67            0.52            (0.47)             (0.52)           (0.10)           9.10
9/30/98                             9.49            0.53             0.23              (0.53)           (0.05)           9.67
9/30/97                             9.32            0.53             0.17              (0.53)              --            9.49

INVESTOR B CLASS
9/30/01                           $ 9.13           $0.45           $ 0.61             $(0.47)        $     --          $ 9.72
9/30/00                             9.10            0.47             0.02              (0.46)              --            9.13
9/30/99                             9.67            0.45            (0.47)             (0.45)           (0.10)           9.10
2/5/98(1) through 9/30/98           9.51            0.29             0.21              (0.29)           (0.05)           9.67

INVESTOR C CLASS
9/30/01                           $ 9.14           $0.45           $ 0.60             $(0.47)        $     --          $ 9.72
9/30/00                             9.10            0.46             0.04              (0.46)              --            9.14
10/16/98(1) through 9/30/99         9.65            0.43            (0.45)             (0.43)           (0.10)           9.10

--------------------------------
CORE BOND TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
9/30/01                           $ 9.36           $0.58           $ 0.62             $(0.58)        $     --          $ 9.98
9/30/00                             9.31            0.61             0.05              (0.60)           (0.01)           9.36
9/30/99                            10.12            0.59            (0.60)             (0.58)           (0.22)           9.31
9/30/98                             9.82            0.61             0.40              (0.62)           (0.09)          10.12
5/1/97(1) through 9/30/97           9.57            0.26             0.24              (0.25)              --            9.82

INSTITUTIONAL CLASS
9/30/01                           $ 9.36           $0.57           $ 0.62             $(0.57)        $     --          $ 9.98
9/30/00                             9.31            0.60             0.05              (0.59)           (0.01)           9.36
9/30/99                            10.12            0.57            (0.59)             (0.57)           (0.22)           9.31
9/30/98                             9.82            0.59             0.40              (0.60)           (0.09)          10.12
9/30/97                             9.55            0.62             0.26              (0.61)              --            9.82

See accompanying notes to financial statements.

                                BlackRock Funds

                                            Ratio of                                                Ratio of net
                 Net                       expenses to     Ratio of expenses                      investment income
               assets       Ratio of       average net        to average        Ratio of net         to average
               end of      expenses to       assets           net assets      investment income      net assets        Portfolio
    Total      period      average net     (excluding         (excluding       to average net        (excluding        turnover
   return       (000)        assets     interest expense)      waivers)            assets             waivers)           rate
_________________________________________________________________________________________________________________________________


    11.55%(4) $    3,518        2.34%           1.81%              2.56%               4.67%              4.46%            157%
     5.26(4)       1,398        2.24            1.81               2.45                4.96               4.75             131
    (0.47)(4)        809        1.97            1.80               2.19                4.57               4.34             191
     8.51(4)         361        1.84            1.79               2.10                4.61               4.35             272
     5.94(4)          28        1.90(2)         1.77(2)            2.21(2)             4.62(2)            4.31(2)          291


    11.55%(4) $    1,677        2.24%           1.77%              2.45%               4.57%              4.36%            157%
     5.26(4)         598        2.23            1.81               2.44                4.87               4.66             131
    (0.47)(4)        468        2.00            1.81               2.22                4.56               4.34             191
     8.51(4)         299        1.81            1.78               2.07                4.48               4.22             272
     5.94(4)          51        1.78(2)         1.71(2)            2.09(2)             4.50(2)            4.19(2)          291



    13.39%    $  524,046        0.70%           0.45%              0.92%               6.07%              5.85%            250%
     7.05        152,412        1.24            0.45               1.59                6.58               6.23             199
     1.25         42,311        1.61            0.44               1.87                6.27               6.00             221
     8.86         48,365        1.43(2)         0.45(2)            1.70(2)             5.98(2)            5.71(2)          221


    13.11%    $  502,749        0.95%           0.60%              1.16%               6.02%              5.82%            250%
     6.89        516,538        1.43            0.60               1.65                6.42               6.20             199
     1.10        476,236        1.74            0.60               1.96                6.12               5.90             221
     8.81        490,674        1.72            0.59               1.99                6.05               5.78             221
     8.40        295,709        0.98            0.53               1.27                6.18               5.89             321


    12.77%    $   35,351        1.21%           0.90%              1.41%               5.69%              5.48%            250%
     6.57         25,242        1.74            0.90               1.96                6.12               5.90             199
     0.80         24,299        2.05            0.90               2.26                5.81               5.60             221
     8.48         25,946        2.06            0.89               2.33                5.78               5.51             221
     8.07         52,316        1.27            0.83               1.56                5.88               5.59             321


    12.58%(3) $    7,106        1.33%           1.06%              1.54%               5.44%              5.24%            250%
     6.27(3)       3,398        1.95            1.08               2.16                5.98               5.76             199
     0.62(3)       2,387        2.21            1.08               2.43                5.70               5.49             221
     8.30(3)       1,648        2.22            1.06               2.49                5.64               5.37             221
     7.89(3)       1,116        1.44            1.00               1.73                5.70               5.41             321


    11.87%(4) $    2,933        2.05%           1.80%              2.25%               4.67%              4.47%            250%
     5.60(4)       1,071        2.66            1.82               2.87                5.19               4.97             199
    (0.13)(4)      1,010        2.81            1.79               3.02                4.89               4.68             221
     7.83(4)         111        2.79(2)         1.75(2)            3.06(2)             4.50(2)            4.23(2)          221


    11.74%(4) $      885        2.11%           1.81%              2.31%               4.73%              4.53%            250%
     5.71(4)         475        2.71            1.82               2.92                5.20               4.98             199
    (0.18)(4)        420        2.81(2)         1.82(2)            3.02(2)             4.99(2)            4.77(2)          221



    13.21%    $  530,153        0.47%           0.40%              0.72%               6.02%              5.78%            304%
     7.45        320,489        0.62            0.40               0.99                6.68               6.31             248
    (0.02)       160,791        0.79            0.40               1.07                6.13               5.85             328
    10.74         92,723        0.68            0.40               1.02                6.14               5.80             405
     5.30         48,139        0.56(2)         0.40(2)            0.85(2)             6.54(2)            6.25(2)          441


    13.04%    $1,088,073        0.63%           0.55%              0.85%               5.90%              5.67%            304%
     7.29      1,051,089        0.78            0.55               1.02                6.51               6.27             248
    (0.17)       712,529        0.93            0.55               1.19                5.94               5.68             328
    10.57        673,823        0.83            0.55               1.17                6.00               5.66             405
    10.03        393,657        0.84            0.55               1.14                6.52               6.23             441

                                BlackRock Funds

                 For a Share Outstanding Throughout each Period


                                  Net                  Net gain                  Distributions                               Net
                                 asset                 (loss) on   Distributions   in excess                 Distributions  asset
                                 value       Net      investments    from net       of net     Distributions   from net     value
                               beginning investment (both realized  investment    investment       from        realized     end of
                               of period   income   and unrealized)    income        income        capital      gains       period
__________________________________________________________________________________________________________________________________
SERVICE CLASS
9/30/01                        $ 9.36      $0.54          $0.62        $(0.54)     $     --     $    --        $    --     $ 9.98
9/30/00                          9.31       0.57           0.05         (0.56)           --          --          (0.01)      9.36
9/30/99                         10.12       0.54          (0.59)        (0.54)           --          --          (0.22)      9.31
9/30/98                          9.82       0.56           0.40         (0.57)           --          --          (0.09)     10.12
9/30/97                          9.55       0.59           0.26         (0.58)           --          --             --       9.82

INVESTOR A CLASS
9/30/01                        $ 9.36      $0.52          $0.63        $(0.52)     $     --     $    --        $    --     $ 9.99
9/30/00                          9.31       0.55           0.05         (0.54)           --          --          (0.01)      9.36
9/30/99                         10.12       0.53          (0.60)        (0.52)           --          --          (0.22)      9.31
9/30/98                          9.82       0.55           0.40         (0.56)           --          --          (0.09)     10.12
9/30/97                          9.55       0.58           0.26         (0.57)           --          --             --       9.82

INVESTOR B CLASS
9/30/01                        $ 9.35      $0.46          $0.62        $(0.45)     $     --     $    --        $    --     $ 9.98
9/30/00                          9.31       0.48           0.04         (0.47)           --          --          (0.01)      9.35
9/30/99                         10.12       0.46          (0.60)        (0.45)           --          --          (0.22)      9.31
9/30/98                          9.82       0.47           0.40         (0.48)           --          --          (0.09)     10.12
9/30/97                          9.55       0.51           0.26         (0.50)           --          --             --       9.82

INVESTOR C CLASS
9/30/01                        $ 9.35      $0.46          $0.63        $(0.45)     $     --     $    --        $    --     $ 9.99
9/30/00                          9.31       0.47           0.05         (0.47)           --          --          (0.01)      9.35
9/30/99                         10.12       0.47          (0.61)        (0.45)           --          --          (0.22)      9.31
9/30/98                          9.82       0.47           0.40         (0.48)           --          --          (0.09)     10.12
2/28/97(1) through 9/30/97       9.64       0.29           0.17         (0.28)           --          --             --       9.82

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
9/30/01                        $10.03      $0.55          $0.95        $(0.53)       $(0.01)    $    --        $    --     $10.99
9/30/00                          9.92       0.56           0.13         (0.54)           --       (0.04)            --      10.03
9/30/99                         10.84       0.55          (0.70)        (0.54)           --       (0.07)         (0.16)      9.92
9/30/98                         10.49       0.53           0.54         (0.61)           --          --          (0.11)     10.84
9/30/97                         10.20       0.73           0.30         (0.74)           --          --             --      10.49

INVESTOR B CLASS
9/30/01                        $10.03      $0.47          $0.94        $(0.45)       $(0.01)    $    --        $    --     $10.98
9/30/00                          9.92       0.49           0.13         (0.47)           --       (0.04)            --      10.03
9/30/99                         10.84       0.47          (0.70)        (0.46)           --       (0.07)         (0.16)      9.92
9/30/98                         10.49       0.54           0.50         (0.58)           --          --          (0.11)     10.84
9/30/97                         10.20       0.66           0.30         (0.67)           --          --             --      10.49

INVESTOR C CLASS
9/30/01                        $10.02      $0.47          $0.94        $(0.45)       $(0.01)    $    --        $    --     $10.97
9/30/00                          9.92       0.49           0.12         (0.47)           --       (0.04)            --      10.02
9/30/99                         10.84       0.47          (0.70)        (0.46)           --       (0.07)         (0.16)      9.92
9/30/98                         10.49       0.51           0.53         (0.58)           --          --          (0.11)     10.84
2/28/97(1) through 9/30/97      10.30       0.37           0.20         (0.38)           --          --             --      10.49

--------------
GNMA PORTFOLIO
--------------
INSTITUTIONAL CLASS
9/30/01                        $ 9.70      $0.64          $0.57        $(0.63)     $     --     $    --        $    --     $10.28
9/30/00                          9.61       0.62           0.13         (0.62)        (0.02)         --          (0.02)      9.70
9/30/99                         10.11       0.61          (0.49)        (0.60)           --          --          (0.02)      9.61
5/18/98(1) through 9/30/98      10.00       0.23           0.10         (0.22)           --          --             --      10.11

SERVICE CLASS
9/30/01                        $ 9.72      $0.61          $0.56        $(0.60)     $     --     $    --        $    --     $10.29
9/30/00                          9.61       0.58           0.16         (0.59)        (0.02)         --          (0.02)      9.72
9/30/99                         10.11       0.58          (0.49)        (0.57)           --          --          (0.02)      9.61
5/18/98(1) through 9/30/98      10.00       0.27           0.04         (0.20)           --          --             --      10.11

INVESTOR A CLASS
9/30/01                        $ 9.71      $0.59          $0.60        $(0.58)     $     --     $    --        $    --     $10.32
9/30/00                          9.61       0.56           0.15         (0.57)        (0.02)         --          (0.02)      9.71
9/30/99                         10.11       0.56          (0.49)        (0.55)           --          --          (0.02)      9.61
5/18/98(1) through 9/30/98      10.00       0.20           0.11         (0.20)           --          --             --      10.11

See accompanying notes to financial statements.

                                 BlackRock Funds

                                             Ratio of                                              Ratio of net
                  Net                       expenses to    Ratio of expenses                     investment income
                 assets      Ratio of        average net       to average        Ratio of net        to average
                 end of     expenses to        assets          net assets      investment income     net assets      Portfolio
      Total      period     average net      (excluding        (excluding       to average net       (excluding      turnover
     return       (000)       assets      interest expense)     waivers)            assets            waivers)         rate
______________________________________________________________________________________________________________________________
      12.71%    $  112,748       0.91%            0.85%              1.13%              5.55%              5.33%          304%
       6.98         59,334       1.11             0.85               1.35               6.19               5.95           248
      (0.47)        65,758       1.23             0.86               1.48               5.63               5.37           328
      10.24         70,111       1.18             0.85               1.52               5.72               5.38           405
       9.71        122,308       1.35             0.85               1.64               6.09               5.81           441


      12.63%(3) $   22,123       1.07%            1.02%              1.28%              5.33%              5.12%          304%
       5.89(3)       6,977       1.27             1.02               1.51               5.98               5.74           248
      (0.64)(3)      6,776       1.41             1.03               1.66               5.48               5.23           328
      10.04(3)       5,108       1.27             0.98               1.61               5.49               5.15           405
       9.52(3)       2,441       1.36             1.01               1.65               5.96               5.67           441


      11.69%(4) $   36,314       1.81%            1.75%              2.02%              4.60%              4.39%          304%
       5.89(4)      12,189       2.04             1.77               2.28               5.26               5.02           248
      (1.38)(4)     14,383       2.15             1.77               2.41               4.72               4.47           328
       9.20(4)      11,734       2.01             1.76               2.35               4.78               4.44           405
       8.71(4)       5,295       2.17             1.75               2.46               5.19               4.90           441


      11.80%(4) $   21,678       1.79%            1.75%              2.00%              4.56%              4.35%          304%
       6.00(4)       2,911       2.07             1.77               2.31               5.20               4.96           248
      (1.38)(4)      6,762       2.16             1.76               2.40               4.81               4.56           328
       9.20(4)       2,035       1.90             1.73               2.24               4.75               4.41           405
       4.82(4)         128       1.93(2)          1.74(2)            2.22(2)            5.22(2)            4.93(2)        441




      15.36%(3) $   12,040       1.31%            1.06%              1.60%              5.16%              4.87%          849%
       7.27(3)       5,716       2.43             1.06               2.77               5.71               5.37           168
      (1.40)(3)      6,713       1.96             1.07               2.32               5.30               4.94           195
      11.13(3)       6,045       1.46             1.05               2.04               5.45               4.87           477
      10.48(3)       4,876       1.41             1.02               2.13               7.63               6.91           393


      14.41%(4) $   29,936       2.10%            1.82%              2.39%              4.52%              4.23%          849%
       6.48(4)      24,608       3.25             1.82               3.60               5.05               4.71           168
      (2.14)(4)     34,753       2.72             1.81               3.08               4.55               4.19           195
      10.31(4)      25,165       2.01             1.80               2.59               4.82               4.24           477
       9.66(4)      14,796       2.14             1.77               2.86               6.89               6.17           393


      14.42%(4) $    3,589       2.04%            1.80%              2.33%              4.41%              4.12%          849%
       6.38(4)       1,279       3.29             1.82               3.64               5.10               4.76           168
      (2.14)(4)      2,435       2.70             1.81               3.06               4.52               4.16           195
      10.31(4)       1,551       2.14             1.80               2.72               4.64               4.06           477
       5.64(4)         849       3.24(2)          1.70(2)            3.96(2)            5.57(2)            4.85(2)        393




      12.84%    $  117,528       1.34%            0.60%              1.66%              6.40%              6.07%          773%
       7.58         95,108       1.49             0.60               1.84               6.52               6.16           184
       1.14        110,611       0.86             0.60               1.21               6.15               5.81           124
       1.36             --       0.63(2)          0.60(2)            1.00(2)            6.09(2)            5.72(2)         56


      12.38%    $      224       1.59%            0.90%              1.92%              6.07%              5.75%          773%
       7.47            197       1.78             0.90               2.15               6.17               5.81           184
       0.84             97       1.31             0.88               1.64               6.12               5.79           124
       3.18             --       0.74(2)          0.57(2)            1.11(2)            8.78(2)            8.41(2)         56


      12.74%(3) $    3,672       1.81%            1.07%              2.13%              5.87%              5.55%          773%
       7.18(3)       1,882       1.98             1.08               2.33               6.06               5.70           184
       0.67(3)       1,106       1.37             1.08               1.69               5.76               5.44           124
       3.12(3)         535       1.10(2)          1.06(2)            1.47(2)            5.65(2)            5.28(2)         56

See accompanying notes to financial statements.

                                BlackRock Funds

                 For a Share Outstanding Throughout each Period


                                   Net                     Net gain                     Distributions                   Net
                                  asset                    (loss) on     Distributions    in excess   Distributions    asset
                                  value        Net        investments      from net        of net       from net       value
                                beginning  investment   (both realized    investment     investment     realized      end of
                                of period    income     and unrealized)     income         income         gains       period
_____________________________________________________________________________________________________________________________

INVESTOR B CLASS
9/30/01                           $ 9.71       $0.51          $0.58         $(0.51)       $   --         $   --       $10.29
9/30/00                             9.61        0.49           0.15          (0.50)        (0.02)         (0.02)        9.71
9/30/99                            10.11        0.48          (0.49)         (0.47)           --          (0.02)        9.61
5/18/98(1) through 9/30/98         10.00        0.17           0.11          (0.17)           --             --        10.11

INVESTOR C CLASS
9/30/01                           $ 9.68       $0.51          $0.59         $(0.51)       $   --         $   --       $10.27
9/30/00                             9.61        0.50           0.11          (0.50)        (0.02)         (0.02)        9.68
9/30/99                            10.11        0.48          (0.49)         (0.47)           --          (0.02)        9.61
5/18/98(1) through 9/30/98         10.00        0.23           0.05          (0.17)           --             --        10.11

------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
9/30/01                           $ 9.92       $0.61          $0.68         $(0.61)       $   --         $   --       $10.60
9/30/00                             9.92        0.62           0.02          (0.62)           --          (0.02)        9.92
9/30/99                            10.64        0.62          (0.57)         (0.62)           --          (0.15)        9.92
9/30/98                            10.41        0.67           0.26          (0.65)           --          (0.05)       10.64
9/30/97                            10.09        0.68           0.32          (0.68)           --             --        10.41

SERVICE CLASS
9/30/01                           $ 9.92       $0.58          $0.68         $(0.58)       $   --         $   --       $10.60
9/30/00                             9.92        0.60           0.01          (0.59)           --          (0.02)        9.92
9/30/99                            10.64        0.59          (0.57)         (0.59)           --          (0.15)        9.92
9/30/98                            10.41        0.60           0.30          (0.62)           --          (0.05)       10.64
9/30/97                            10.09        0.66           0.31          (0.65)           --             --        10.41

INVESTOR A CLASS
9/30/01                           $ 9.92       $0.56          $0.68         $(0.56)       $   --         $   --       $10.60
9/30/00                             9.92        0.59           0.01          (0.58)           --          (0.02)        9.92
9/30/99                            10.64        0.58          (0.57)         (0.58)           --          (0.15)        9.92
9/30/98                            10.41        0.59           0.29          (0.60)           --          (0.05)       10.64
9/30/97                            10.09        0.65           0.31          (0.64)           --             --        10.41

INVESTOR B CLASS
9/30/01                           $ 9.92       $0.49          $0.68         $(0.49)       $   --         $   --       $10.60
9/30/00                             9.92        0.51           0.02          (0.51)           --          (0.02)        9.92
9/30/99                            10.64        0.50          (0.57)         (0.50)           --          (0.15)        9.92
9/30/98                            10.41        0.52           0.29          (0.53)           --          (0.05)       10.64
7/15/97(1) through 9/30/97         10.39        0.09           0.02          (0.09)           --             --        10.41

INVESTOR C CLASS
9/30/01                           $ 9.91       $0.49          $0.66         $(0.49)       $   --         $   --       $10.57
11/22/99(6) through 9/30/00         9.92        0.44          (0.02)         (0.43)           --             --         9.91
5/19/99(1) through 9/30/99         10.14        0.08          (0.22)         (0.08)           --             --         9.92

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
9/30/01                           $10.69       $0.55          $0.68         $(1.27)       $(0.12)        $   --       $10.53
9/30/00                            10.81        0.49           0.23          (0.52)           --          (0.32)       10.69
9/30/99                            11.24        0.30          (0.09)         (0.64)           --             --        10.81
9/30/98                            10.95        0.45           0.83          (0.57)           --          (0.42)       11.24
9/30/97                            11.71        0.78           0.42          (1.47)           --          (0.49)       10.95

SERVICE CLASS
9/30/01                           $10.69       $0.50          $0.70         $(1.24)       $(0.12)        $   --       $10.53
9/30/00                            10.81        0.46           0.23          (0.49)           --          (0.32)       10.69
9/30/99                            11.24        0.24          (0.06)         (0.61)           --             --        10.81
9/30/98                            10.95        0.18           1.06          (0.53)           --          (0.42)       11.24
9/30/97                            11.71        1.36          (0.19)         (1.44)           --          (0.49)       10.95

INVESTOR A CLASS
9/30/01                           $10.69       $0.47          $0.71         $(1.22)       $(0.12)        $   --       $10.53
9/30/00                            10.81        0.46           0.21          (0.47)           --          (0.32)       10.69
9/30/99                            11.24        0.23          (0.07)         (0.59)           --             --        10.81
9/30/98                            10.95        0.47           0.76          (0.52)           --          (0.42)       11.24
9/30/97                            11.71        1.10           0.05          (1.42)           --          (0.49)       10.95

See accompanying notes to financial statements.

                                BlackRock Funds

                                             Ratio of                                                Ratio of net
                  Net                       expenses to     Ratio of expenses                      investment income
                assets       Ratio of       average net        to average        Ratio of net         to average
                end of      expenses to       assets           net assets      investment income      net assets        Portfolio
   Total        period      average net     (excluding         (excluding       to average net        (excluding        turnover
  return         (000)        assets     interest expense)      waivers)            assets             waivers)           rate
__________________________________________________________________________________________________________________________________
 11.48%(4)  $    4,936        2.53%           1.77%              2.83%               4.77%              4.46%              773%
  6.39(4)          335        2.71            1.81               3.06                5.24               4.89               184
 (0.09)(4)         229        2.08            1.81               2.43                4.94               4.59               124
  2.85(4)          166        1.73(2)         1.70(2)            2.10(2)             4.50(2)            4.13(2)             56


 11.62%(4)  $    1,225        2.48%           1.75%              2.79%               4.64%              4.33%              773%
  6.39(4)           29        2.69            1.81               3.04                5.33               4.98               184
 (0.09)(4)          24        2.16            1.71               2.50                5.15               4.81               124
  2.85(4)           --        0.57(2)         0.57(2)            0.94(2)             5.26(2)            4.90(2)             56




 13.39%     $1,042,238        1.07%           0.65%              1.19%               5.98%              5.86%            262%
  6.84       1,158,375        1.30            0.65               1.41                6.44               6.33             205
  0.57       1,252,991        1.45            0.65               1.57                6.11               5.99             239
  9.25       1,335,054        1.30            0.63               1.48                6.04               5.86             376
 10.25         537,260        0.92            0.58               1.17                6.65               6.40             428


 13.05%     $  238,117        1.37%           0.95%              1.48%               5.68%              5.56%            262%
  6.52         284,075        1.59            0.95               1.70                6.15               6.04             205
  0.26         270,943        1.76            0.95               1.88                5.81               5.69             239
  8.93         257,641        1.69            0.93               1.87                5.76               5.58             376
  9.93         266,750        1.27            0.88               1.52                6.37               6.12             428


 12.86%(3)  $   20,196        1.50%           1.13%              1.61%               5.46%              5.34%            262%
  6.35(3)       16,936        1.77            1.12               1.89                6.03               5.92             205
  0.09(3)       15,092        1.93            1.12               2.04                5.62               5.50             239
  8.74(3)       14,897        1.90            1.10               2.08                5.64               5.46             376
  9.74(3)       15,230        1.41            1.05               1.66                6.18               5.93             428


 12.03%(4)  $    7,981        2.21%           1.87%              2.33%               4.70%              4.59%            262%
  5.56(4)        4,831        2.53            1.87               2.64                5.23               5.12             205
 (0.66)(4)       5,818        2.68            1.87               2.80                4.88               4.77             239
  7.94(4)        4,639        2.43            1.82               2.61                4.71               4.53             376
  1.35(4)          468        2.14(2)         1.31(2)            2.39(2)             3.85(2)            3.60(2)          428


 11.84%(4)  $      345        2.03%           1.86%              2.14%               4.59%              4.48%            262%
  4.91(4)           31        2.36            1.78               2.47                5.25               5.14             205
    --              --(5)     2.53(2)         1.79(2)            2.64(2)             4.93(2)            4.82(2)          239




 12.30%     $   73,636        2.43%           0.88%              2.43%               5.54%              5.54%            111%
  7.04          69,172        1.38            0.92               1.38                4.69               4.69             266
  1.91          59,265        1.03            1.03               1.03                3.79               3.79             317
 12.51          43,672        1.01            1.01               1.16                4.08               3.93             225
 11.59          43,310        0.98            0.98               1.08                5.28               5.18             272


 11.97%     $   11,045        2.74%           1.20%              2.74%               5.08%              5.08%            111%
  6.72           4,092        1.66            1.22               1.66                4.36               4.36             266
  1.60           3,730        1.33            1.33               1.33                3.50               3.50             317
 12.17           2,359        1.31            1.31               1.46                3.79               3.64             225
 11.23           6,708        1.30            1.29               1.40                5.01               4.91             272


 11.79%(3)  $   16,827        2.88%           1.36%              2.88%               4.85%              4.85%            111%
  6.54(3)        5,435        1.89            1.38               1.89                4.20               4.20             266
  1.43(3)        2,638        1.49            1.49               1.49                3.30               3.30             317
 11.98(3)        1,705        1.48            1.48               1.63                3.59               3.44             225
 11.02(3)        1,015        1.42            1.42               1.52                4.49               4.39             272

                                BlackRock Funds

                 For a Share Outstanding Throughout each Period


                                      Net                      Net gain                     Distributions                  Net
                                     asset                     (loss) on     Distributions    in excess   Distributions   asset
                                     value         Net        investments      from net        of net       from net      value
                                   beginning   investment   (both realized    investment     investment     realized      end of
                                   of period     income     and unrealized)     income         income         gains       period
_________________________________________________________________________________________________________________________________
INVESTOR B CLASS
9/30/01                           $10.69         $0.39           $ 0.71         $(1.14)        $(0.12)      $     --     $10.53
9/30/00                            10.81          0.36             0.23          (0.39)            --          (0.32)     10.69
9/30/99                            11.24          0.13            (0.05)         (0.51)            --             --      10.81
9/30/98                            10.95          0.40             0.74          (0.43)            --          (0.42)     11.24
9/30/97                            11.71          1.06               --          (1.33)            --          (0.49)     10.95

INVESTOR C CLASS
9/30/01                           $10.69         $0.39           $ 0.73         $(1.14)        $(0.12)      $     --     $10.55
9/30/00                            10.81          0.35             0.24          (0.39)            --          (0.32)     10.69
9/30/99                            11.24          0.13            (0.05)         (0.51)            --             --      10.81
9/30/98                            10.95          0.54             0.60          (0.43)            --          (0.42)     11.24
9/30/97                            11.71          1.15            (0.09)         (1.33)            --          (0.49)     10.95

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
9/30/01                           $ 8.92         $0.99           $(1.45)        $(1.00)        $(0.07)      $     --     $ 7.39
9/30/00                             9.73          1.14            (0.82)         (1.13)            --             --       8.92
11/19/98(1) through 9/30/99        10.00          0.90            (0.32)         (0.85)            --             --       9.73

INSTITUTIONAL CLASS
9/30/01                           $ 8.92         $0.94           $(1.41)        $(0.99)        $(0.07)      $     --     $ 7.39
9/30/00                             9.73          1.12            (0.82)         (1.11)            --             --       8.92
11/19/98(1) through 9/30/99        10.00          0.90            (0.31)         (0.86)            --             --       9.73

SERVICE CLASS
9/30/01                           $ 8.92         $0.88           $(1.38)        $(0.96)        $(0.07)      $     --     $ 7.39
9/30/00                             9.73          1.08            (0.81)         (1.08)            --             --       8.92
11/19/98(1) through 9/30/99        10.00          0.85            (0.31)         (0.81)            --             --       9.73

INVESTOR A CLASS
9/30/01                           $ 8.92         $0.90           $(1.40)        $(0.95)        $(0.07)      $     --     $ 7.40
9/30/00                             9.73          1.07            (0.81)         (1.07)            --             --       8.92
11/19/98(1) through 9/30/99        10.00          0.86            (0.31)         (0.82)            --             --       9.73

INVESTOR B CLASS
9/30/01                           $ 8.91         $0.83           $(1.40)        $(0.88)        $(0.07)      $     --     $ 7.39
9/30/00                             9.73          0.99            (0.81)         (1.00)            --             --       8.91
11/19/98(1) through 9/30/99        10.00          0.79            (0.31)         (0.75)            --             --       9.73

INVESTOR C CLASS
9/30/01                           $ 8.92         $0.83           $(1.40)        $(0.88)        $(0.07)      $     --     $ 7.40
9/30/00                             9.73          0.99            (0.80)         (1.00)            --             --       8.92
11/19/98(1) through 9/30/99        10.00          0.78            (0.31)         (0.74)            --             --       9.73

 (1) Commencement of operations of share class.
 (2) Annualized.
 (3) Sales load not reflected in total return.
 (4) Contingent deferred sales load not reflected in total return.

See accompanying notes to financial statements.

                                BlackRock Funds

                                               Ratio of                                                Ratio of net
                    Net                       expenses to     Ratio of expenses                      investment income
                  assets       Ratio of       average net        to average        Ratio of net         to average
                  end of      expenses to       assets           net assets      investment income      net assets      Portfolio
       Total      period      average net     (excluding         (excluding       to average net        (excluding      turnover
      return       (000)        assets     interest expense)      waivers)            assets             waivers)         rate
__________________________________________________________________________________________________________________________________
     10.96%(4)  $   7,393        3.63%           2.10%              3.63%               4.17%              4.17%            111%
      5.74(4)       3,283        2.59            2.13               2.59                3.45               3.45             266
      0.67(4)       2,447        2.24            2.24               2.24                2.56               2.56             317
     11.15(4)       1,512        2.22            2.22               2.37                2.83               2.68             225
     10.11(4)         979        2.12            2.12               2.22                3.65               3.55             272


     11.15%(4)  $   4,182        3.64%           2.10%              3.64%               4.20%              4.20%            111%
      5.74(4)       2,228        2.56            2.15               2.56                3.43               3.43             266
      0.67(4)       2,269        2.24            2.24               2.24                2.55               2.55             317
     11.15(4)       1,249        2.22            2.22               2.37                2.83               2.68             225
     10.13(4)         474        2.11            2.11               2.21                3.57               3.47             272




     (5.52)%    $  27,766        0.84%           0.55%              1.10%               5.54%              5.29%            331%
      3.26             --        1.21            0.55               0.90               11.38              11.11             235
      5.87             --        0.33(2)         0.28(2)            0.41(2)            10.45(2)           10.38(2)          185


     (5.66)%    $  95,663        1.06%           0.70%              1.22%              11.22%             11.06%            331%
      3.11         72,839        1.24            0.70               1.41               11.95              11.78             235
      5.93         63,860        1.02(2)         0.71(2)            1.67(2)            10.49(2)            9.85(2)          185


     (5.95)%    $       9        1.36%           1.00%              1.52%              11.82%             11.66%            331%
      2.80             43        1.60            1.00               1.63               12.13              12.10             235
      5.47             --        2.21(2)         1.59(2)            3.33(2)             9.93(2)            8.81(2)          185


     (5.98)%(3) $   8,980        1.52%           1.17%              1.68%              10.55%             10.39%            331%
      2.63(3)       5,094        1.70            1.17               1.88               11.41              11.23             235
      5.50(3)       4,412        1.54(2)         1.15(2)            2.21(2)            10.17(2)            9.49(2)          185


     (6.71)%(4) $  49,786        2.27%           1.91%              2.43%              10.01%              9.85%            331%
      1.74(4)      39,897        2.47            1.92               2.57               10.84              10.74             235
      4.78(4)      12,407        2.27(2)         1.88(2)            2.94(2)             9.41(2)            8.73(2)          185


     (6.70)%(4) $  11,319        2.25%           1.91%              2.41%               9.63%              9.47%            331%
      1.86(4)       3,758        2.45            1.92               2.63               10.63              10.45             235
      4.69(4)       2,647        2.25(2)         1.88(2)            2.92(2)             9.36(2)            8.69(2)          185

 (5) There were no Investor C shares outstanding as of September 30, 1999.
 (6) Reissuance of shares.

                                BlackRock Funds

                         NOTES TO FINANCIAL STATEMENTS

     BlackRock Funds(SM) (the "Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 42 publicly-offered portfolios, nine of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes. Effective January 28, 2001, the portfolio formerly known as Core Bond was changed to Core Bond Total Return.

  Portfolio                                                                 Share Classes
------------------------------------------------------------------------------------------------------------
                            BlackRock        Institutional            Service            Investor A
------------------------------------------------------------------------------------------------------------
                     Contractual  Actual   Contractual  Actual   Contractual  Actual    Contractual  Actual
                         Fees     Fees(4)     Fees      Fees(4)    Fees(1)    Fees(4)     Fees(2)    Fees(4)
------------------------------------------------------------------------------------------------------------
Low Duration Bond        None      None        None       None       0.30%     0.30%       0.50%      0.40%
------------------------------------------------------------------------------------------------------------
Intermediate Government
  Bond                    N/A       N/A        None       None       0.30%     0.30%       0.50%      0.40%
------------------------------------------------------------------------------------------------------------
Intermediate Bond        None      None        None       None       0.30%     0.30%       0.50%      0.40%
------------------------------------------------------------------------------------------------------------
Core Bond Total Return   None      None        None       None       0.30%     0.30%       0.50%      0.40%
------------------------------------------------------------------------------------------------------------
Government Income         N/A       N/A         N/A        N/A         N/A       N/A       0.50%      0.40%
------------------------------------------------------------------------------------------------------------
GNMA                      N/A       N/A        None       None       0.30%     0.30%       0.50%      0.40%
------------------------------------------------------------------------------------------------------------
Managed Income            N/A       N/A        None       None       0.30%     0.30%       0.50%      0.40%
------------------------------------------------------------------------------------------------------------
International Bond        N/A       N/A        None       None       0.30%     0.30%       0.50%      0.40%
------------------------------------------------------------------------------------------------------------
High Yield Bond          None      None        None       None       0.30%     0.30%       0.50%      0.40%
------------------------------------------------------------------------------------------------------------

  Portfolio
-------------------------------------------------------------------
                              Investor B          Investor C
-------------------------------------------------------------------
                        Contractual  Actual   Contractual  Actual
                          Fees(3)    Fees(4)    Fees(3)    Fees(4)
-------------------------------------------------------------------
Low Duration Bond          1.15%      1.15%      1.15%      1.15%
-------------------------------------------------------------------
Intermediate Government
  Bond                     1.15%      1.15%      1.15%      1.15%
-------------------------------------------------------------------
Intermediate Bond          1.15%      1.15%      1.15%      1.15%
-------------------------------------------------------------------
Core Bond Total Return     1.15%      1.15%      1.15%      1.15%
-------------------------------------------------------------------
Government Income          1.15%      1.15%      1.15%      1.15%
-------------------------------------------------------------------
GNMA                       1.15%      1.15%      1.15%      1.15%
-------------------------------------------------------------------
Managed Income             1.15%      1.15%      1.15%      1.15%
-------------------------------------------------------------------
International Bond         1.15%      1.15%      1.15%      1.15%
-------------------------------------------------------------------
High Yield Bond            1.15%      1.15%      1.15%      1.15%
-------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.

(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.

(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.

(4) -- the actual fees are as of September 30, 2001.

     In addition, BlackRock shares bear a Transfer Agent fee at an annual rate not to exceed .01%, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities that are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices or on the basis of quotations provided by a pricing service or dealer, which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees. As of September 30, 2001, there were three securities in the High Yield Bond Portfolio that were valued in accordance with such procedures. These securities had a total market value of $3,528,839 which represents 1.7% of the High Yield Bond Portfolio's net assets.

                                BlackRock Funds

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, are distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) Market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) Purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolios isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Portfolios report certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Certain Portfolios may enter into forward foreign currency contracts as a hedge against either specific transactions or Portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the Portfolios intend to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at September 30, 2001, the Portfolios are obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                                                    Unrealized
                                                                                     Value at         Foreign
Settlement       Currency            Currency                       Contract       September 30,      Exchange
   Date           Amount               Sold                          Amount            2001         Gain/(Loss)
----------       --------            --------                       --------       -------------    -----------
Low Duration Bond
10/19/01          17,578,000        Danish Krone.............    $ 2,146,971        $ 2,149,266      $   (2,295)
                                                                 ===========        ===========      ==========

Core Bond Total Return Portfolio
10/02/01          29,460,000        European Currency Unit...    $27,215,308        $26,805,836      $  409,472
11/13/01          16,072,000        New Zealand Dollar.......      6,954,033          6,512,696         441,337
                                                                 -----------        -----------      ----------
                                                                 $34,169,341        $33,318,532      $  850,809
                                                                 ===========        ===========      ==========
Managed Income Portfolio
10/02/01          22,160,000        European Currency Unit...    $20,471,506        $20,163,521      $  307,985
11/13/01          13,471,000        New Zealand Dollar.......      5,828,633          5,458,719         369,914
                                                                 -----------        -----------      ----------
                                                                 $26,300,139        $25,622,240      $  677,899
                                                                 ===========        ===========      ==========

                                BlackRock Funds

                                                                                                       Unrealized
                                                                                       Value at         Foreign
Settlement         Currency             Currency                    Contract        September 30,       Exchange
   Date             Amount                Sold                       Amount              2001          Gain/(Loss)
----------         --------             --------                    --------         -------------     -----------
International Bond Portfolio
10/03/01           166,755,000        Swedish Krone............     $16,428,983        $15,631,049       $ 797,934
10/09/01             3,617,000        Canadian Dollar..........       2,355,124          2,289,269          65,855
10/12/01           471,106,654        Japanese Yen.............       3,833,252          3,957,382        (124,130)
10/19/01            75,062,000        Danish Krone.............       9,170,926          9,187,302         (16,376)
10/29/01             4,338,000        Great British Pound......       6,262,554          6,366,025        (103,471)
11/13/01            17,493,000        New Zealand Dollar.......       7,568,871          7,094,181         474,690
11/15/01            24,836,460        European Currency Unit...      22,362,653         22,589,072        (226,419)
12/03/01           128,076,000        Swedish Krone............      11,938,590         11,970,391         (31,801)
                                                                    -----------        -----------       ---------
                                                                    $79,920,953        $79,084,671       $ 836,282
                                                                    ===========        ===========       =========

                                                                                                       Unrealized
                                                                                       Value at         Foreign
Settlement         Currency             Currency                    Contract        September 30,       Exchange
   Date             Amount               Bought                      Amount              2001          Gain/(Loss)
----------         --------             --------                    --------         -------------     -----------
International Bond Portfolio
10/03/01         158,558,123        Swedish Krone..............     $14,875,049        $14,862,702       $ (12,347)
11/15/01           1,100,000        European Currency Unit.....       1,015,300          1,000,464         (14,836)
                                                                    -----------        -----------       ---------
                                                                    $15,890,349        $15,863,166       $ (27,183)
                                                                    ===========        ===========       =========

     SWAP AGREEMENTS -- The Portfolios may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

     At September 30, 2001, the following Portfolios had swap agreements outstanding:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   UNREALIZED
                                                               INTEREST          INTEREST       NOTIONAL AMOUNT   APPRECIATION
PORTFOLIO            COUNTER-PARTY     TERMINATION DATE     RECEIVABLE RATE    PAYABLE RATE     (U.S. DOLLARS)   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Intermediate        Goldman Sachs          08/15/11             3.57%+             5.80%         $ 9,500,000        $ (396,710)
Government Bond
-------------------------------------------------------------------------------------------------------------------------------
                    Deutsche Bank          05/22/03             3.53%+             4.88%          53,000,000        (1,421,504)
Intermediate        Deutsche Bank          05/01/04             5.54                N/A++         60,000,000         1,734,000
Bond                Deutsche Bank          05/22/06             5.71               3.53+          46,000,000         2,407,060
                    Goldman Sachs          08/15/11             3.57+              5.80           24,500,000        (1,023,095)
-------------------------------------------------------------------------------------------------------------------------------
                    Deutsche Bank          05/22/03             3.53%+             4.88%          99,000,000        (2,651,604)
Core Bond           Deutsche Bank          05/01/04             5.54                N/A++        120,000,000         3,468,000
Total Return        Deutsche Bank          05/22/06             5.71               3.53+          87,000,000         4,548,721
                    Lehman Brothers        08/02/11             3.67+              5.84           18,000,000          (845,468)
                    Goldman Sachs          08/15/11             3.57+              5.80           47,000,000        (1,962,672)
-------------------------------------------------------------------------------------------------------------------------------
Government          Deutsche Bank          05/22/03             3.53%+             4.88%           2,000,000           (53,833)
Income              Deutsche Bank          05/22/06             5.71               3.53+           2,000,000           118,488
                    Deutsche Bank          07/11/11             3.79+              6.20            5,750,000          (435,375)
-------------------------------------------------------------------------------------------------------------------------------
                    Deutsche Bank          05/22/03             3.53%+             4.88%           6,000,000          (161,499)
GNMA                Deutsche Bank          05/01/04             5.54                N/A++          8,000,000           231,200
                    Deutsche Bank          05/22/06             5.71               3.53+           5,000,000           262,197
                    Lehman Brothers        06/13/11             3.36+              6.08           10,500,000          (691,433)
                    Deutsche Bank          07/11/11             3.79+              6.20           15,000,000        (1,140,364)
-------------------------------------------------------------------------------------------------------------------------------
Managed             Deutsche Bank          05/22/03             3.53%+             4.88%          83,000,000        (2,203,997)
Income              Deutsche Bank          05/22/06             5.71               3.53+          73,000,000         3,808,511
                    Lehman Brothers        08/02/11             3.67+              5.84           15,000,000          (704,557)
                    Goldman Sachs          08/15/11             3.57+              5.80           38,000,000        (1,586,840)
-------------------------------------------------------------------------------------------------------------------------------

+ Rate shown is the floating rate as of September 30, 2001.
++Rate to be determined based on the 3 Month LIBOR on May 1, 2002.

                                BlackRock Funds

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     CHANGE IN ACCOUNTING PRINCIPLE -- In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide") was issued, and is effective for fiscal years beginning after December 15, 2000. The Guide will require the Fund to classify gains and losses on mortgage and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Portfolios may enter into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Portfolios enter into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

                                                      Low Duration         Intermediate        Intermediate
                                                          Bond            Government Bond          Bond                GNMA
                                                        Portfolio            Portfolio           Portfolio           Portfolio
                                                      ------------        ---------------      -------------         ---------
Average daily balance of reverse repurchase
   agreements outstanding during the year
   ended September 30, 2001......................       $31,155,395          $43,279,974        $ 46,887,881         $16,390,250
Weighted Average Interest Rate...................              8.60%               10.20%               5.03%              11.09%
Maximum Amount of reverse repurchase
   agreements outstanding at any month-end
   during the year ended September 30, 200(1)....       $81,245,179          $89,803,033        $127,257,701         $53,878,080
Percentage of total assets.......................             24.72%               19.96%              14.35%              19.01%
Amount of reverse repurchase agreements
   outstanding at September 30, 2001.............       $        --          $13,544,344        $         --         $53,878,080
Percentage of total assets.......................                --                 3.11%                 --               19.01%

                                                         Managed           International        High Yield
                                                         Income                Bond                Bond
                                                        Portfolio            Portfolio           Portfolio
                                                       ------------        -------------        -----------
Average daily balance of reverse repurchase
   agreements outstanding during the year
   ended September 30, 2001......................      $101,033,494          $29,101,607         $10,270,731
Weighted Average Interest Rate...................              6.20%               22.80%               6.11%
Maximum Amount of reverse repurchase
   agreements outstanding at any month-end
   during the year ended September 30, 2001(1)...      $242,653,031          $41,697,491         $23,432,340
Percentage of total assets.......................             14.06%               27.48%              11.39%
Amount of reverse repurchase agreements
   outstanding at September 30, 2001.............      $  6,735,318          $25,912,844         $13,738,697
Percentage of total assets.......................              0.45%               18.45%               5.71%

---------------
1 The maximum amount of reverse repurchase agreements outstanding at any month end occurred on October 31, 2000, October 31, 2000, December 31, 2000, September 30, 2001, February 28, 2001, August 31, 2001 and August 31, 2001, respectively.

                                BlackRock Funds

     FUTURES TRANSACTIONS -- The Portfolios may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolios are required to deposit cash or pledge securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolios each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios' basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING -- The Portfolios may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolios sell or purchase an option, an amount equal to the premium received or paid by the Portfolios is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolios on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolios have realized a gain or a loss on investment transactions. The Portfolios as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Written Option transactions entered into during the year ended September 30, 2001 are summarized as follows:

                                             Core Bond Total Return                    Managed Income
                                          -----------------------------          --------------------------
                                          Number of                              Number of
                                          Contracts          Premium             Contracts        Premium
                                          -----------------------------          --------------------------
         Balance at 9/30/00............        --          $       --                --         $       --
         Written.......................     4,200             367,500             4,000            350,000
         Sold..........................    (4,200)           (367,500)           (4,000)          (350,000)
                                           ------          ----------             -----         ----------
         Balance at 9/30/01............        --          $       --                --         $       --
                                           ======          ==========             =====         ==========

     TBA PURCHASE COMMITMENTS -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- The Portfolios may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolios sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolios account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

                                BlackRock Funds

     FINANCING TRANSACTIONS -- The Portfolios may enter into financing transactions consisting of a sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted. The value of the security may change over the term of the financing transaction.

     SECURITIES LENDING -- Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. However, due to market fluctuations, the collateral may fall under 102% of the market value of the securities on loan. On the next business day the collateral is adjusted to meet the 102% requirement based on the prior days market fluctuations and the current day's security lending activity. Cash collateral received by the Portfolios in connection with securities lending activity is invested in the Institutional Money Market Trust (the "Trust"). In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     BlackRock Capital Management, Inc., a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Trust, but receives no fees for these services. Administrative and accounting services are provided by PFPC Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. PFPC is paid a fee from the Trust at an annual rate not to exceed 0.10% of the Trust's average daily net assets.

     The market value of securities on loan to brokers, the value of collateral held by the Fund and income earned on securities lending with respect to such loans (including rights to draw on letters of credit) at September 30, 2001, are as follows:

                                                                                Value of           Income
                                                          Market Value of      Collateral         Earned on
        Portfolio                                       Securities On Loan      Received     Securities Loaned*
        ---------                                       ------------------     -----------   ------------------
        Intermediate Government Bond Portfolio..........    $ 1,683,181        $ 1,732,500         $16,590
        Intermediate Bond Portfolio.....................     72,775,497         76,200,673          27,182
        Core Bond Total Return Portfolio................     57,919,880         60,588,313          57,971
        Government Income Bond Portfolio................        533,555            558,750           1,120
        Managed Income Portfolio........................      2,357,214          2,554,056          40,085
        High Yield Bond Portfolio.......................     18,201,435         20,034,770          58,004

     *Income is included in interest income on the Statement of Operations.

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

(B)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc., ("BFM") a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

                                BlackRock Funds

     For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:


                                                      Each Portfolio
                                                 Except the International         International Bond Portfolio
                                              Bond Portfolio & GNMA Portfolio           & GNMA Portfolio
                                              -------------------------------     ----------------------------
                                                        Investment                         Investment
        Average Daily Net Assets                       Advisory Fee                       Advisory Fee
        -------------------------             -------------------------------     ----------------------------
        first $1 billion...................                .500%                              .550%
        $1 billion-- $2 billion............                .450                               .500
        $2 billion-- $3 billion............                .425                               .475
        greater than $3 billion............                .400                               .450

     For the year ended September 30, 2001, advisory fees and waivers for each Portfolio were as follows:

                                                             Gross                            Net Advisory
                                                         Advisory Fee           Waiver             Fee
                                                        -------------         ----------    --------------
     Low Duration Bond Portfolio....................      $1,571,788          $  869,499       $  702,289
     Intermediate Government Bond Portfolio.........       1,782,514             782,405        1,000,109
     Intermediate Bond Portfolio....................       4,188,571           1,706,913        2,481,658
     Core Bond Total Return Portfolio...............       7,783,235           3,612,064        4,171,171
     Government Income Portfolio....................         190,912             111,464           79,448
     GNMA Portfolio.................................         579,413             340,063          239,350
     Managed Income Portfolio.......................       6,873,389           1,633,292        5,240,097
     International Bond Portfolio...................         524,847                  --          524,847
     High Yield Bond Portfolio......................         744,499             239,343          505,156

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements beginning February 1, 1999. The agreements set a limit on certain of the operating expenses of each Portfolio for the next year and require BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     At September 30, 2001, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

     Low Duration Bond Portfolio...................       .385%    $2,135,301
     Intermediate Government Bond Portfolio........       .475%     2,206,408
     Intermediate Bond Portfolio...................       .435%     3,829,693
     Core Bond Total Return Portfolio..............       .380%     8,027,046
     Government Income Portfolio...................       .550%       342,724
     GNMA Portfolio................................       .485%       915,952
     Managed Income Portfolio......................       .485%     4,564,613
     International Bond Portfolio..................       .865%            --
     High Yield Bond Portfolio.....................       .525%       698,159

     BlackRock pays BFM fees for its sub-advisory services.

     PFPC, Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes, except for the BlackRock Class, is charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500

                                BlackRock Funds

million and .125% of assets in excess of $1 billion. The BlackRock Class is charged an administration fee of .035% of the first $500 million, .025% of the next $500 million and .015% of assets in excess of $1 billion based upon average daily net assets of its class. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     For the year ended September 30, 2001, administration fees and waivers for each Portfolio were as follows:

                                                              Gross                                   Net
                                                         Administration                         Administration
                                                               Fee               Waiver               Fee
                                                        ----------------       ----------      -----------------
     Low Duration Bond Portfolio....................        $  571,206           $ 27,603         $  543,603
     Intermediate Government Bond Portfolio.........           819,957                 --            819,957
     Intermediate Bond Portfolio....................         1,574,891             56,556          1,518,335
     Core Bond Total Return Portfolio...............         3,009,500            100,356          2,909,144
     Government Income Portfolio....................            87,819                 --             87,819
     GNMA Portfolio.................................           242,300                 --            242,300
     Managed Income Portfolio.......................         2,990,986                 --          2,990,986
     International Bond Portfolio...................           219,481                 --            219,481
     High Yield Bond Portfolio......................           340,107                429            339,678

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments
("distribution fees") made to BlackRock Distributors, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 2001, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                                   Purchases               Sales
                                                                 ---------------       --------------
     Low Duration Bond Portfolio...........................      $  273,460,378        $  176,331,836
     Intermediate Government Bond Portfolio................         185,401,676           145,526,118
     Intermediate Bond Portfolio...........................       1,235,381,450           892,075,440
     Core Bond Total Return Portfolio......................       2,468,506,349         2,324,971,599
     Government Income Portfolio...........................         204,015,763           177,026,924
     GNMA Portfolio........................................         394,476,739           278,428,063
     Managed Income Portfolio..............................       1,881,627,538         1,986,492,493
     International Bond Portfolio..........................         166,665,308           127,448,578
     High Yield Bond Portfolio.............................         610,395,223           510,824,507

     For the year ended September 30, 2001, purchases and sales of government securities were as follows:

                                                                   Purchases               Sales
                                                                 ---------------       --------------
     Low Duration Bond Portfolio...........................      $  396,444,145         $ 390,610,539
     Intermediate Government Bond Portfolio................         472,205,675           517,686,853
     Intermediate Bond Portfolio...........................       1,370,128,781         1,344,095,354
     Core Bond Total Return Portfolio......................       2,493,906,020         2,382,958,545
     Government Income Portfolio...........................         227,590,990           216,695,807
     GNMA Portfolio........................................         745,089,559           744,960,177
     Managed Income Portfolio..............................       2,191,838,889         2,506,970,614
     International Bond Portfolio..........................          23,727,891                99,944
     High Yield Bond Portfolio.............................          28,626,435             2,292,212

                                BlackRock Funds

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                                     Low Duration Bond Portfolio
                                                 --------------------------------------------------------------------
                                                     For the Year Ended                     For the Year Ended
                                                           9/30/01                                9/30/00
                                                 -----------------------------         ------------------------------
                                                    Shares            Value               Shares            Value
                                                 -----------      ------------         -----------      -------------
Shares sold:
     BlackRock Class.........................    13,277,286       $131,969,830          11,296,341      $ 109,833,622
     Institutional Class.....................     4,114,549         41,323,865           2,827,539         27,551,164
     Service Class...........................     2,722,015         27,361,695           1,154,085         11,241,155
     Investor A Class........................     9,884,536         98,939,174             670,509          6,535,316
     Investor B Class........................     1,459,463         14,652,433             622,191          6,064,036
     Investor C Class........................     1,352,008         13,601,006             190,946          1,857,649
Shares issued in reinvestment of dividends:
     BlackRock Class.........................       441,060          4,401,548             345,579          3,364,894
     Institutional Class.....................        37,911            378,871              65,383            637,415
     Service Class...........................        72,226            721,857              35,159            342,667
     Investor A Class........................        18,627            186,572               8,599             83,763
     Investor B Class........................        22,408            224,104              11,058            107,707
     Investor C Class........................         3,080             30,903                 814              7,943
Shares redeemed:
     BlackRock Class.........................   (11,375,333)      (113,805,378)        (10,870,493)      (105,788,472)
     Institutional Class.....................    (3,816,307)       (38,211,575)         (6,026,762)       (58,708,155)
     Service Class...........................      (601,088)        (6,033,021)           (897,192)        (8,733,655)
     Investor A Class........................    (8,904,698)       (89,139,905)           (687,507)        (6,704,569)
     Investor B Class........................      (303,949)        (3,038,389)           (572,858)        (5,584,337)
     Investor C Class........................      (527,698)        (5,296,781)           (269,569)        (2,626,365)
                                                -----------       ------------         -----------      -------------
Net increase (decrease)......................     7,876,096       $ 78,266,809          (2,096,178)     $ (20,518,222)
                                                ===========       ============         ===========      =============

                                                               Intermediate Government Bond Portfolio
                                                 --------------------------------------------------------------------
                                                     For the Year Ended                     For the Year Ended
                                                           9/30/01                                9/30/00
                                                 -----------------------------         ------------------------------
                                                    Shares            Value               Shares            Value
                                                 -----------      ------------         -----------      -------------
Shares sold:
     Institutional Class.....................     2,889,791      $  29,577,185           3,909,787       $  38,214,512
     Service Class...........................     1,387,735         14,170,831           1,342,324          13,162,765
     Investor A Class........................    15,258,033        156,461,421          21,105,345         206,352,053
     Investor B Class........................       219,041          2,250,942             190,353           1,866,295
     Investor C Class........................     1,602,487         16,363,263              91,605             902,886
Shares issued in reinvestment of dividends:
     Institutional Class.....................        42,006            427,743              74,183             729,528
     Service Class...........................        18,212            185,467               3,729              36,794
     Investor A Class........................        32,057            326,689              27,659             270,688
     Investor B Class........................         3,777             38,512               1,676              16,381
     Investor C Class........................         1,105             11,273                 259               2,534
Shares redeemed:
     Institutional Class.....................    (6,463,996)       (65,700,774)        (10,443,450)       (102,055,162)
     Service Class...........................      (896,986)        (9,230,862)         (1,487,458)        (14,521,148)
     Investor A Class........................   (14,897,309)      (152,816,457)        (20,930,487)       (204,611,773)
     Investor B Class........................       (30,391)          (311,105)           (132,732)         (1,299,501)
     Investor C Class........................    (1,505,039)       (15,356,710)            (78,830)           (775,432)
                                                -----------      -------------          ----------       -------------
Net decrease.................................    (2,339,477)     $ (23,602,582)         (6,326,037)      $ (61,708,580)
                                                ===========      =============          ==========       =============

                                BlackRock Funds

                                                                     Intermediate Bond Portfolio
                                                 --------------------------------------------------------------------
                                                     For the Year Ended                     For the Year Ended
                                                           9/30/01                                9/30/00
                                                 -----------------------------         ------------------------------
                                                    Shares            Value               Shares            Value
                                                 -----------      ------------         -----------      -------------
Shares sold:
     BlackRock Class.........................    38,682,992       $ 366,339,133         11,859,406        $107,041,799
     Institutional Class.....................    10,174,831          95,458,968         21,760,521         195,266,438
     Service Class...........................     1,553,006          14,643,676          1,184,365          10,632,772
     Investor A Class........................     2,523,918          23,889,917            537,049           4,841,793
     Investor B Class........................       218,575           2,065,894             42,234             379,337
     Investor C Class........................        46,291             441,311             41,504             376,223
Shares issued in reinvestment of dividends:
     BlackRock Class.........................       590,672           5,537,264            315,214           2,829,408
     Institutional Class.....................        90,916             849,124             75,759             681,349
     Service Class...........................        75,953             712,696             50,310             478,840
     Investor A Class........................        22,360             209,708             13,853             124,410
     Investor B Class........................         4,726              44,361              4,277              38,428
     Investor C Class........................         1,881              17,657                262               2,353
Shares redeemed:
     BlackRock Class.........................    (2,034,487)        (19,569,351)          (122,606)         (1,095,720)
     Institutional Class.....................   (15,114,518)       (142,595,967)       (17,546,902)       (157,750,069)
     Service Class...........................      (756,006)         (7,117,058)        (1,140,714)        (10,241,853)
     Investor A Class........................    (2,187,188)        (20,738,207)          (440,535)         (3,956,567)
     Investor B Class........................       (38,734)           (367,677)           (40,084)           (360,413)
     Investor C Class........................        (9,125)            (86,942)           (35,906)           (322,186)
                                                -----------       -------------         ----------        ------------
Net increase.................................    33,846,063       $ 319,734,507         16,558,007        $148,966,342
                                                ===========       =============         ==========        ============


                                                                  Core Bond Total Return Portfolio
                                                 --------------------------------------------------------------------
                                                     For the Year Ended                     For the Year Ended
                                                           9/30/01                                9/30/00
                                                 -----------------------------         ------------------------------
                                                    Shares            Value               Shares            Value
                                                 -----------      ------------         -----------      -------------
Shares sold:
     BlackRock Class.........................    37,168,139       $ 359,351,270         21,087,787        $194,073,654
     Institutional Class.....................    26,550,451         256,946,361         54,311,518         495,924,240
     Service Class...........................     7,267,651          70,186,136          3,243,295          29,959,049
     Investor A Class........................     7,135,101          69,357,845          1,315,214          12,219,392
     Investor B Class........................     2,730,067          26,589,633            419,132           3,860,889
     Investor C Class........................     2,345,518          22,716,803            340,083           3,108,152
Shares issued in reinvestment of dividends:
     BlackRock Class.........................     1,604,603          15,497,912          1,090,262          10,030,782
     Institutional Class.....................       446,709           4,302,732            511,164           4,711,914
     Service Class...........................        62,879             607,822             37,042             341,741
     Investor A Class........................        48,279             467,211             36,158             332,562
     Investor B Class........................        43,447             420,037             43,498             400,065
     Investor C Class........................        10,354             100,462              5,986              55,024
Shares redeemed:
     BlackRock Class.........................   (19,898,567)       (191,507,330)        (5,189,436)        (47,853,092)
     Institutional Class.....................   (30,315,432)       (293,986,650)       (18,998,689)       (175,297,810)
     Service Class...........................    (2,374,989)        (22,862,622)        (4,000,164)        (36,844,356)
     Investor A Class........................    (5,714,422)        (55,513,523)        (1,333,629)        (12,388,057)
     Investor B Class........................      (438,239)         (4,230,916)          (704,414)         (6,467,813)
     Investor C Class........................      (496,552)         (4,837,060)          (761,120)         (6,991,375)
                                                -----------       -------------         ----------        ------------
Net increase.................................    26,174,997       $ 253,606,123         51,453,687        $469,174,961
                                                ===========       =============         ==========        ============

                                BlackRock Funds

                                                                  Government Income Portfolio
                                                 --------------------------------------------------------------------
                                                     For the Year Ended                     For the Year Ended
                                                           9/30/01                                9/30/00
                                                 -----------------------------         ------------------------------
                                                    Shares            Value               Shares            Value
                                                 -----------      ------------         -----------      -------------
Shares sold:
     Investor A Class........................     6,388,006        $ 67,193,701             881,467       $  8,660,329
     Investor B Class........................     1,099,629          11,612,500             316,977          3,107,686
     Investor C Class........................       433,417           4,563,342              32,915            320,513
Shares issued in reinvestment of dividends:
     Investor A Class........................        26,922             281,600              21,345            208,767
     Investor B Class........................        65,235             678,716              90,198            882,206
     Investor C Class........................         2,156              22,507               3,093             30,255
Shares redeemed:
     Investor A Class........................    (5,888,827)        (62,069,034)         (1,009,572)        (9,908,818)
     Investor B Class........................      (892,912)         (9,343,099)         (1,455,997)       (14,171,917)
     Investor C Class........................      (235,953)         (2,481,070)           (153,802)        (1,499,977)
                                                -----------        ------------          ----------        ------------
Net increase (decrease)......................       997,673        $ 10,459,163          (1,273,376)      $(12,370,956)
                                                ===========        ============          ==========        ============


                                                                            GNMA Portfolio
                                                 --------------------------------------------------------------------
                                                     For the Year Ended                     For the Year Ended
                                                           9/30/01                                9/30/00
                                                 -----------------------------         ------------------------------
                                                    Shares            Value               Shares            Value
                                                 -----------      ------------         -----------      -------------
Shares sold:
     Institutional Class.....................     3,217,661        $ 32,292,791           1,810,767       $ 17,240,718
     Service Class...........................       206,451           2,078,042             108,059          1,017,579
     Investor A Class........................     2,711,341          27,127,648             209,042          1,994,012
     Investor B Class........................       495,019           4,999,265              25,489            242,481
     Investor C Class........................       127,693           1,288,949               4,117             39,089
Shares issued in reinvestment of dividends:
     Institutional Class.....................         1,109              11,090              19,874            191,544
     Service Class...........................            64                 645                   1                  8
     Investor A Class........................         5,852              58,531               3,837             36,489
     Investor B Class........................         4,302              43,145               1,306             12,432
     Investor C Class........................           521               5,233                  10                 91
Shares redeemed:
     Institutional Class.....................    (1,593,413)        (15,910,731)         (3,476,540)        (33,079,959)
     Service Class...........................      (205,069)         (2,063,971)            (97,761)           (920,124)
     Investor A Class........................    (2,555,415)        (25,563,196)           (133,467)         (1,264,537)
     Investor B Class........................       (54,124)           (542,204)            (15,965)           (152,414)
     Investor C Class........................       (11,999)           (122,729)             (3,611)            (34,292)
                                                -----------        ------------          ----------        ------------
Net increase (decrease)......................     2,349,993        $ 23,702,508          (1,544,842)       $(14,676,883)
                                                ===========        ============          ==========        ============

                                BlackRock Funds

                                                                      Managed Income Portfolio
                                                  --------------------------------------------------------------------
                                                     For the Year Ended                     For the Year Ended
                                                           9/30/01                                9/30/00
                                                 -----------------------------         ------------------------------
                                                    Shares            Value               Shares            Value
                                                 -----------      ------------         -----------      -------------
Shares sold:
     Institutional Class.....................     10,713,716      $ 110,038,217         46,152,102       $ 446,950,514
     Service Class...........................     15,222,996        155,491,453         36,473,691         353,591,999
     Investor A Class........................      3,511,364         36,309,852            921,541           8,976,202
     Investor B Class........................        360,058          3,713,502             77,426             754,652
     Investor C Class........................         36,410            374,286             11,103             108,965
Shares issued in reinvestment of dividends:
     Institutional Class.....................         50,245            514,624            314,630           3,107,878
     Service Class...........................        391,551          3,992,698            568,795           5,556,541
     Investor A Class........................         73,989            757,948             72,523             708,040
     Investor B Class........................         18,886            193,358             22,522             219,890
     Investor C Class........................            165              1,691                 --                  --
Shares redeemed:
     Institutional Class.....................    (29,246,128)      (300,127,145)       (56,001,653)       (543,081,920)
     Service Class...........................    (21,795,360)      (225,400,835)       (35,718,972)       (346,362,494)
     Investor A Class........................     (3,387,718)       (35,020,677)          (808,957)         (7,883,201)
     Investor B Class........................       (113,041)        (1,160,030)          (199,432)         (1,941,119)
     Investor C Class........................         (6,987)           (72,758)            (8,012)            (77,947)
                                                ------------      -------------        -----------       -------------
Net decrease.................................    (24,169,854)     $(250,393,816)        (8,122,693)      $ (79,372,000)
                                                ============      =============        ===========       =============


                                                                    International Bond Portfolio
                                                 --------------------------------------------------------------------
                                                     For the Year Ended                     For the Year Ended
                                                           9/30/01                                9/30/00
                                                 -----------------------------         ------------------------------
                                                    Shares            Value               Shares            Value
                                                 -----------      ------------         -----------      -------------
Shares sold:
     Institutional Class.....................     2,929,673       $ 30,576,850          1,833,642         $19,307,309
     Service Class...........................       878,225          9,164,565            187,091           1,971,475
     Investor A Class........................     1,725,515         17,995,590            359,280           3,803,221
     Investor B Class........................       480,121          5,008,980            136,761           1,446,660
     Investor C Class........................       229,492          2,397,233             67,834             722,011
Shares issued in reinvestment of dividends:
     Institutional Class.....................       100,326          1,033,321             77,609             830,322
     Service Class...........................        11,082            114,623              8,015              85,104
     Investor A Class........................        69,663            719,322             18,613             196,768
     Investor B Class........................        27,427            282,539             10,735             113,421
     Investor C Class........................        21,414            221,009              8,608              91,004
Shares redeemed:
     Institutional Class.....................    (2,507,224)       (26,114,139)          (925,109)         (9,805,617)
     Service Class...........................      (223,069)        (2,320,768)          (157,556)         (1,654,082)
     Investor A Class........................      (705,106)        (7,369,965)          (113,875)         (1,199,308)
     Investor B Class........................      (112,319)        (1,169,891)           (66,814)           (703,611)
     Investor C Class........................       (62,712)          (654,353)           (78,041)           (821,214)
                                                -----------       ------------        -----------         -----------
Net increase.................................     2,862,508       $ 29,884,916          1,366,793         $14,383,463
                                                ===========       ============        ===========         ===========

                                BlackRock Funds

                                                                     High Yield Bond Portfolio
                                                 --------------------------------------------------------------------
                                                     For the Year Ended                     For the Year Ended
                                                           9/30/01                                9/30/00
                                                 -----------------------------         ------------------------------
                                                    Shares            Value               Shares            Value
                                                 -----------      ------------         -----------      -------------
Shares sold:
     BlackRock Class.........................     3,754,693       $ 30,000,000
     Institutional Class.....................     6,936,926         56,569,138          3,032,666        $ 28,831,220
     Service Class...........................         3,634             29,973              4,802              45,000
     Investor A Class........................     1,444,171         11,848,881            289,966           2,723,013
     Investor B Class........................     3,634,014         29,816,538          1,549,318          14,666,198
     Investor C Class........................     1,346,819         11,162,614            493,464           4,727,253
Shares issued in acquisition:
     Investor B Class........................            --                 --          3,138,933          29,192,143
Shares issued in reinvestment of dividends:
     BlackRock Class.........................             2                 14                  1                  11
     Institutional Class.....................         7,104             57,249                615               5,782
     Service Class...........................            75                603                  1                  11
     Investor A Class........................        44,117            359,401             15,040             142,436
     Investor B Class........................       207,993          1,699,157             88,750             831,652
     Investor C Class........................        39,034            317,205             16,745             159,836
Shares redeemed:
     Institutional Class.....................    (2,175,908)       (17,658,999)        (1,425,769)        (13,494,689)
     Service Class...........................        (7,271)           (58,608)                --                  (5)
     Investor A Class........................      (845,397)        (6,865,805)          (186,991)         (1,773,455)
     Investor B Class........................    (1,581,060)       (12,790,218)        (1,575,491)        (14,692,503)
     Investor C Class........................      (277,348)        (2,222,646)          (360,703)         (3,394,168)
                                                 ----------       ------------        -----------        ------------
Net increase.................................    12,531,598       $102,264,497          5,081,347        $ 47,969,735
                                                 ==========       ============        ===========        ============


     On September 30, 2001, one shareholder held approximately 14% of the outstanding shares of the Intermediate Bond Portfolio and one shareholder held approximately 14% of the outstanding shares of the High Yield Bond Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

(E) AT SEPTEMBER 30, 2001, NET ASSETS CONSISTED OF:


                                                                Low         Intermediate
                                                              Duration       Government       Intermediate          Core Bond
                                                               Bond             Bond              Bond            Total Return
                                                             Portfolio        Portfolio         Portfolio           Portfolio
                                                           ------------     ------------      --------------     --------------
     Capital paid-in..................................     $327,265,140     $352,063,006      $1,031,695,291     $1,729,656,334
     Undistributed net investment income..............               --          268,915                  --          4,869,085
     Distributions in excess of net
       investment income..............................         (232,677)              --            (136,365)                --
     Accumulated net realized gain (loss)
       on investment transactions, futures
       contracts, options contracts, swap contracts
       and foreign exchange contracts.................        1,173,907       (4,325,089)          9,391,330         21,169,653
     Net unrealized appreciation on investment
       transactions, futures contracts, options
       contracts, swap contracts and foreign
       exchange contracts.............................        6,725,944       12,940,032          32,119,913         55,393,763
                                                           ------------     ------------      --------------     --------------
                                                           $334,932,314     $360,946,864      $1,073,070,169     $1,811,088,835
                                                           ============     ============      ==============     ==============

                                BlackRock Funds

                                               Government                           Managed       International      High Yield
                                                 Income            GNMA             Income            Bond              Bond
                                                Portfolio        Portfolio         Portfolio        Portfolio         Portfolio
                                                -----------     ------------     --------------   -------------     ------------
   Capital paid-in............................. $43,945,575     $121,562,484     $1,272,788,520    $112,976,444     $238,168,874
   Undistributed net investment income.........          --          255,667          1,897,151              --               --
   Distributions in excess of net
     investment income.........................     (24,039)              --                 --      (1,281,461)      (1,852,305)
   Accumulated net realized gain (loss)
     on investment transactions, futures
     contracts, options contracts, swap
     contracts and foreign exchange
     contracts.................................     377,023        2,894,585         (5,911,247)       (690,331)      (7,186,712)
   Net unrealized appreciation
     (depreciation) on investment
     transactions, futures contracts, options
     contracts, swap contracts and foreign
     exchange contracts........................   1,266,106        2,872,552         40,102,357       2,078,563      (35,606,868)
                                                -----------     ------------     --------------    ------------     ------------
                                                $45,564,665     $127,585,288     $1,308,876,781    $113,083,215     $193,522,989
                                                ===========     ============     ==============    ============     ============

F)     CAPITAL LOSS CARRYOVERS

     At September 30, 2001, capital loss carryovers were available to offset possible future realized capital gains as follows:


                                             Capital Loss Carryforward        Year of Expiration
                                             -------------------------        ------------------
   Intermediate Government Bond Portfolio:           $3,980,488                      2008

   Managed Income Portfolio:                          6,582,801                      2008

   International Bond Portfolio:                        147,469                      2008
                                                        529,391                      2009

   High Yield Bond Portfolio:                           683,582                      2007
                                                        603,164                      2008
                                                      1,980,685                      2009

     At September 30, 2001, deferred post-October capital losses for the GNMA Portfolio were $302,311, for the International Bond Portfolio were $13,471 and for the High Yield Bond Portfolio were $3,631,815. At September 30, 2001, deferred post-October currency losses for the Low Duration Bond Portfolio were $17,000.

(G)    REORGANIZATION

     On October 4, 1999, October 12, 1999 and May 5, 2000, the Board of Trustees of the Fund, the Board of Directors of Independence Square Income Securities, Inc. ("ISIS") and the Shareholders of ISIS, respectively, approved an asset purchase agreement between the Fund and ISIS. The agreement provided for the acquisition by the BlackRock High Yield Bond Portfolio of all of the assets and liabilities of ISIS in a tax-free exchange for Investor B shares of the Portfolio and the distribution of such Investor B shares to the participating shareholders of ISIS in the liquidation of ISIS. On May 18, 2000, shares in the amount of 3,138,933 were issued, net assets of $29,192,143 were converted, the net asset value per share issued was $9.30 and unrealized appreciation of assets acquired as of the conversion date was $1,417,192.

                                BlackRock Funds

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF BLACKROCK FUNDS:

In our opinion, the accompanying statements of net assets of the Low Duration Bond and Intermediate Government Bond Portfolios and the statements of assets and liabilities, including the schedules of investments, of the Intermediate Bond, Core Bond Total Return, Government Income, GNMA, Managed Income, International Bond and High Yield Bond Portfolios (constituting the taxable bond portfolios of BlackRock Funds, hereafter referred to as the "Fund") and the related statements of operations and of changes in net assets, of cash flows of the Low Duration Bond, Intermediate Government Bond, GNMA and International Bond Portfolios and the financial highlights present fairly, in all material respects, the financial position of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond Total Return, Government Income, GNMA, Managed Income, International Bond and High Yield Bond Portfolios at September 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, the cash flows of the Low Duration Bond, Intermediate Government Bond, GNMA and International Bond Portfolios for the year then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 19, 2001

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                 BlackRock Funds

Investment Adviser                             Co-Administrator and Transfer Agent
   BlackRock Advisors, Inc.                       PFPC Inc.
   Wilmington, Delaware 19809                     Wilmington, Delaware 19809

Sub-Adviser                                    Distributor
   BlackRock Financial Management, Inc.           BlackRock Distributors, Inc.
   New York, New York 10154                       King of Prussia, Pennsylvania 19406

Custodian                                      Co-Administrator
   PFPC Trust Co.                                 BlackRock Advisors, Inc.
   Philadelphia, Pennsylvania 19153               Wilmington, Delaware 19809

                                               Counsel
                                                  Simpson, Thacher & Bartlett
                                                  New York, New York 10017
                                                  (A partnership which includes professional
                                                    corporations)

                                               Independent Accountants
                                                  PricewaterhouseCoopers LLP
                                                  Philadelphia, Pennsylvania 19103





To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BlackRock Funds

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $24 BILLION IN 42 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(R)


STOCK PORTFOLIOS
----------------
        Large Cap Value Equity             European Equity
        Large Cap Growth Equity            International Equity
        Mid-Cap Value Equity               International Small Cap Equity
        Mid-Cap Growth Equity              Asia Pacific Equity
        Small Cap Value Equity             International Emerging Markets
        Small Cap Growth Equity            Select Equity
        Micro-Cap Equity                   Core Equity
        Global Science & Technology        Index Equity
        Global Communications


STOCK & BOND PORTFOLIOS
-----------------------
        Balanced


BOND PORTFOLIOS
---------------
        Low Duration Bond                  Managed Income
        Intermediate Government Bond       Core Bond Total Return
        Intermediate Bond                  Core PLUS Total Return
        Government Income                  International Bond
        GNMA                               High Yield Bond



TAX-FREE BOND PORTFOLIOS
------------------------
        Tax-Free Income                    Ohio Tax-Free Income
        Pennsylvania Tax-Free Income       Delaware Tax-Free Income
        New Jersey Tax-Free Income         Kentucky Tax-Free Income



MONEY MARKET PORTFOLIOS
-----------------------
        Money Market                       North Carolina Municipal Money Market
        U.S. Treasury Money Market         Ohio Municipal Money Market
        Municipal Money Market             Pennsylvania Municipal Money Market
        New Jersey Municipal Money Market  Virginia Municipal Money Market


                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC  WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 42 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

(GRAPHIC APPEARS HERE)
                      BlackRock
                          FUNDS
          Pure Investment Style(R)



P.O. Box 8907
Wilmington, DE 19899







Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.


                                                                   AR 9/30/01 TP